Registration No. 333-23019
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                       ----------------------------------
                                    FORM N-3


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               | |


           Pre-Effective Amendment No. __                             | |

           Post-Effective Amendment No. 3                             |X|


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       | |

           Amendment No. __                                           | |


                     ---------------------------------------
            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Name of Insurance Company)
              1290 Avenue of the Americas, New York, New York 10104
          (Address of Insurance Company's Principal Executive Offices)

    Insurance Company's Telephone Number, including Area Code: (212) 554-1234
                     ---------------------------------------


                                ROBIN WAGNER
                           Vice President and Counsel
            The Equitable Life Assurance Society of the United States
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)
                     ---------------------------------------


                  Please send copies of all communications to:
                               PETER E. PANARITES
                         Freedman, Levy, Kroll & Simonds
              1050 Connecticut Avenue, N.W., Washington, D.C. 20036
                     ---------------------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

|_|      Immediately upon filing pursuant to paragraph (b) of Rule 485.



|X|      On May 1, 2000 pursuant to paragraph (b) of Rule 485.



|_|      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

|_|      On (date) pursuant to paragraph (a)(1) of Rule 485.

|_|      75 days after filing pursuant to paragraph (a)(2) of Rule 485.

|_|      On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

         Units of interest in separate accounts under variable annuity contracts

                         ----------------------------------

Retirement Investment
Account

PROSPECTUS DATED MAY 1, 2000

Please read this prospectus and keep it for future reference. It contains important information you should know before participating or taking any other action under RIA. Also, at the end of this prospectus you will find attached the prospectus for EQ Advisors Trust, which contains important information about its portfolios.

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ABOUT THE RETIREMENT INVESTMENT ACCOUNT

The Retirement Investment Account ("RIA") is an investment program that allows employer plan assets to accumulate on a tax-deferred basis. Thirty-eight investment funds ("Funds") and a guaranteed interest account ("investment options") are available under RIA. The Funds and guaranteed interest account comprise the "investment options" covered by this prospectus. RIA is offered under a group annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.



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FUNDS
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POOLED SEPARATE ACCOUNTS
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o Alliance Bond - Separate            o Alliance Common Stock -
  Account No. 13                        Separate Account No. 4
o Alliance Balanced - Separate        o Alliance Aggressive Stock -
  Account No. 10                        Separate Account No. 3
--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51
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o Alliance Conservative Investors     o Alliance Intermediate
o Alliance Equity Index                 Government Securities
o Alliance Global                     o Alliance International
o Alliance Growth and Income          o Alliance Money Market
o Alliance Growth Investors           o Alliance Quality Bond
o Alliance High Yield                 o Alliance Small Cap Growth
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SEPARATE ACCOUNT NO. 66
--------------------------------------------------------------------------------
o EQ/Alliance Premier Growth          o MFS Research
o EQ/Alliance Technology(1)           o Morgan Stanley Emerging
o Calvert Socially Responsible          Markets Equity
o Capital Guardian International      o EQ/Putnam Balanced
o Capital Guardian Research           o EQ/Putnam Growth & Income
o Capital Guardian U.S. Equity          Value
o EQ/Evergreen                        o EQ/Putnam International Equity
o EQ/Evergreen Foundation             o EQ/Putnam Investors Growth
o Lazard Large Cap Value              o T. Rowe Price Equity Income
o Lazard Small Cap Value              o T. Rowe Price International
o Mercury Basic Value Equity(2)         Stock
o Mercury World Strategy(3)           o Warburg Pincus Small Company
o MFS Emerging Growth                   Value
  Companies
o MFS Growth with Income
--------------------------------------------------------------------------------



(1) Anticipated to become available on or about May 22, 2000. This option may not be available in California.
(2) Formerly named Merrill Lynch Basic Value Equity.
(3) Formerly named Merrill Lynch World Strategy.


The Alliance Bond, Alliance Balanced, Alliance Common Stock, and Alliance Aggressive Stock Funds are managed by Equitable Life. The Alliance Bond Fund is available only to employer plans that signed an agreement to invest monies in the Alliance Bond Fund before June 1, 1994.

Each of the Separate Account No. 51 Funds and Separate Account No. 66 Funds invest in shares of a corresponding portfolio ("portfolio") of EQ Advisors Trust. In each case, the Funds and the corresponding portfolios have the same name. You should also read the attached prospectus for EQ Advisors Trust and keep it for future reference.

GUARANTEED INTEREST ACCOUNT. The guaranteed interest account credits interest daily and we guarantee principal.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2000, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our RIA service office or calling 1-800-967-4560. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SECURITIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.



                                                                           72134

Contents of this prospectus

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  2
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RETIREMENT INVESTMENT ACCOUNT


---------------------------------------------------------------
Index of key words and phrases                                4
RIA at a glance - key features                                5
---------------------------------------------------------------

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FEE TABLE                                                     7
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Examples                                                     11
Condensed financial information                              12
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1 RIA FEATURES AND BENEFITS                                  13
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Investment options                                           13
The Alliance Bond Fund                                       13
The Alliance Balanced Fund                                   14
The Alliance Common Stock Fund                               15
The Alliance Aggressive Stock Fund                           15
Investment manager of the Alliance Bond, Alliance
   Balanced, Alliance Common Stock and Alliance
   Aggressive Stock Funds                                    16
Funds investing in EQ Advisors Trust                         16
Risks of investing in the Funds                              20
Risk factors - Alliance Bond, Alliance Common Stock,
   Alliance Aggressive Stock and Alliance Balanced Funds     20
Change of investment objectives                              22
Guaranteed interest account                                  22

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2 HOW WE VALUE YOUR PLAN BALANCES                            24
---------------------------------------------------------------


--------------------------------------------------------------------------------
When we use the words "we," "us" and "our," we mean Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the employer or plan sponsor of the plans considering RIA as an investment vehicle, unless otherwise explained.

Further, the terms and conditions of the employer's plan govern the aspects of RIA available to plan participants. Accordingly, participants also should carefully consider the features of their employer's plan, which may be different from the features of RIA described in this prospectus.

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  3
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3 TRANSFERS                                            25
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Transfers among investment options                     25
Special rules applicable to the Alliance Bond Fund     25
Market timing                                          26

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4 ACCESS TO YOUR PLAN BALANCES                         27
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Participant loans                                      27
Choosing benefit payment options                       27

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5 RIA                                                  28
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Summary of plan choices of RIA                         28
Getting started                                        28
How to make contributions                              29
Selecting investment options                           29
Allocating program contributions                       30

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6 DISTRIBUTIONS                                        31
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7 OPTIONAL PARTICIPANT RECORDKEEPING
   SERVICES                                            33
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8 RATES OF RETURN                                      34
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Comparative benchmarks                                 34

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9 CHARGES AND EXPENSES                                 45
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Charges reflected in the unit values                   45
Indirect expenses borne by the Funds                   45
Charges which reduce the number of units               45
Other billing arrangements                             47
Individual annuity charges                             47
General information on fees and charges                47

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10 TAX INFORMATION                                     48
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11 MORE INFORMATION                                    55
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About changes or terminations                          55
IRS disqualification                                   55
About the separate accounts                            55
About EQ Advisors Trust                                56
About the general account                              56
When we pay proceeds                                   56
When transaction requests are effective                57
Voting rights                                          57
About legal proceedings                                57
About our independent accountants                      57
About the trustee                                      58
Reports we provide and available information           58
Acceptance and responsibilities                        58
About registered units                                 58
Assignment and creditors' claims                       58
Commissions and service fees we pay                    59

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12 WHO IS EQUITABLE LIFE?                              60
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APPENDIX: CONDENSED FINANCIAL INFORMATION             A-1
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----------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS
----------------------------------------------------------

Index of key words and phrases

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  4
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Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.

                                                PAGE
business day                                     24
benefit payment options                          27
Code                                            5, 48
contracts                                        28
contributions                                    29
CWC                                              45
current rate                                     22
DOL                                              29
ERISA                                             5
EQ Advisors Trust                              16, 56
Equitable Life                                   60
exclusive funding employer plan                  28
financial professional                           60
Funds                                           cover
guaranteed interest account                      25
IRS                                              48
investment options                               13
Master Retirement Trust                          28
minimum rate                                     22
optional participant recordkeeping service       33
PRS                                             5, 33
partial funding employer plan                    28
participant-directed plans                       25
portfolios                                      cover
QDRO                                             46
RIA                                             cover
SAI                                             cover
separate accounts                                55
trustee-directed plans                           25
unit                                             24
unit value                                       24

RIA at a glance - key features

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  5
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--------------------------------------------------------------------------------
EMPLOYER            RIA is an investment program designed for employer plans
PLAN                that qualify for tax-favored treatment under Section
ARRANGEMENTS        401(a) of the Internal Revenue Code of 1986, as amended
THAT CAN            ("Code"). Eligible employer plans include defined benefit
USE THE             plans, defined contribution plans or profit-sharing plans,
RIA CONTRACT        including 401(k) plans. These employer plans generally
                    also must meet the requirements of the Employee Retirement
                    Income Security Act of 1974, as amended ("ERISA").

                    Employer plan arrangements can choose RIA:

                    o As the exclusive funding vehicle for an employer plan.
                      If you choose this option, the annual amount of plan contributions must be at least $10,000.

                    o As a partial investment funding vehicle for an employer
                      plan. Under this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. The guaranteed interest account is not available. Also, a partial funding agreement must be completed.
--------------------------------------------------------------------------------
RIA                 o Thirty-eight investment options. The maximum number of
FEATURES active investment options that may be selected at any time is 25.

                    o Benefit distribution payments.

                    o Optional Participant Recordkeeping Services ("PRS"),
                      which includes participant-level recordkeeping and making benefit payments.

                    o Available for trustee-directed or participant-directed
                      plans.

                    ------------------------------------------------------------
                    A participant-directed employer plan, is an employer plan
                    that permits investment direction by plan participants for contribution allocations or transfers among investment
                    options. A trustee-directed employer plan, is an employer
                    plan that permits those same types of investment decisions only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.
                    ------------------------------------------------------------
CONTRIBUTIONS       o Can be allocated to any one option or divided among them.

                    o May be made by check or wire transfer.

                    o Are credited on the day of receipt if accompanied by
                      properly completed forms.
                    ------------------------------------------------------------
TRANSFERS AMONG     o Generally, amounts may be transferred among the
INVESTMENT OPTIONS    investment options.

                    o There is no charge for transfers and no tax liability.

                    o Transfers to the Alliance Bond Fund and from the
                      guaranteed interest account may be subject to limitations.
--------------------------------------------------------------------------------

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  6
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PROFESSIONAL        The Funds are managed by professional investment advisers.
INVESTMENT
MANAGEMENT
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GUARANTEED          The guaranteed interest account pays interest at
OPTIONS             guaranteed rates and provides guarantees of principal.
--------------------------------------------------------------------------------
TAX CONSIDERATIONS  o On earnings       No tax on investment earnings until
                                        withdrawn.
                    o On transfers      No tax on internal transfers among the
                                        investment options.
                    ------------------------------------------------------------
                    Because you are buying an annuity to fund a retirement
                    plan that already provides tax deferral, you should do so
                    for the contract's features and benefits other than tax
                    deferral. The tax deferral of the contract does not
                    provide necessary or additional benefits.
--------------------------------------------------------------------------------
CHARGES AND         o Ongoing operations fee assessed against combined assets
EXPENSES invested in investment options including any outstanding loan balance.

                    o Investment management and financial accounting fees and
                      other expenses charged on an investment Fund-by-Fund basis, as applicable.

                    o No sales charges deducted from contributions, but
                      contingent withdrawal charges may apply for non-benefit distributions.

                    o Charges of EQ Advisors Trust portfolios for management
                      fees and other expenses, and 12b-1 fees.

                    o Administrative fee if you purchase an annuity payout
                      option.

                    o Participant recordkeeping (optional) charge per
                      participant annual fee of $25.00.

                    o Loan fee of 1% of loan principal amount at the time the
                      plan loan is made.

                    o Administrative charge for Funds of Separate Account No.
                      51.

                    o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
--------------------------------------------------------------------------------
BENEFIT             o Lump sum.
PAYMENT
OPTIONS             o Installments on a time certain or dollar certain basis.

                    o Variety of fixed annuity benefit payout options as
                      available under an employer's plan.
--------------------------------------------------------------------------------

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  7
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ADDITIONAL          o Participant loans (if elected by your employer; some
FEATURES              restrictions  apply).

                    o Quarterly reports showing:

                      o transactions in the investment options during the
                        quarter for the employer plan;

                      o the number of units in the Funds credited to the
                        employer plan; and

                      o the unit values and the balances in all of the
                        investment options as of the end of the quarter.

                    o Automatic confirmation notice to employer/trustee
                      following the processing of a financial investment option transfer.

                    o Annual and semiannual report of the Funds.
--------------------------------------------------------------------------------




THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your registered representative, or call us, if you have any questions.

OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

Fee table

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  8
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The fee table below will help you understand the various charges and expenses that apply under RIA. The table reflects charges that affect plan balances participating in the Funds as well as Fund charges you will directly bear under your contract. The table also shows charges and expenses of the portfolios of EQ Advisors Trust you will bear indirectly. The only charges shown in the table that apply to the guaranteed interest account are the contingent withdrawal charge and the ongoing operations fee. If an annuity payout benefit is elected, we will impose a $175 charge. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state may also apply.


WE DEDUCT NO SALES LOADS FROM PLAN CONTRIBUTIONS, AND THERE ARE NO TRANSFER OR EXCHANGE FEES WHEN MOVING ASSETS AMONG THE FUNDS.

The tables do not include other charges which are specific to the various plans, such as optional participant recordkeeping and loan fees. Also, certain expenses and fees shown in the tables may not apply to your plan. See "Charges and expenses," for more details.


THE FUND CHARGES AND FEES ARE EXPRESSED AS AN ANNUAL PERCENTAGE OF AVERAGE NET ASSETS. EQ ADVISORS TRUST FEES AND EXPENSES ARE SHOWN AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO.



--------------------------------------------------------------------------------
PARTICIPATING PLAN TRANSACTION EXPENSES:
 Maximum contingent withdrawal charge (as a
  percentage of plan balances)(1)              -----------6% Maximum-----------

 Maximum annual ongoing operations fee (as a
  percentage of plan balances)(2)              ---------1.25% Maximum----------
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
POOLED SEPARATE ACCOUNT FUNDS
-------------------------------------------------------------------------------------------------------------------
                                                          ALLIANCE       ALLIANCE       ALLIANCE       ALLIANCE
                                                            BOND         BALANCED        COMMON       AGGRESSIVE
                                                            FUND           FUND        STOCK FUND     STOCK FUND
-------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
 Annual investment management fee including financial
  accounting fees (as a percentage of plan balances in
  each Fund)(3)                                             0.50%          0.50%          0.50%          0.50%

TRUST ANNUAL EXPENSES:                                   ----------------------not applicable----------------------
-------------------------------------------------------------------------------------------------------------------

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  9
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EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)



-------------------------------------------------------------------------------------------------------------------------
                                     SEPARATE ACCOUNT                                           OTHER        TOTAL ANNUAL
                                      ANNUAL EXPENSE                                          EXPENSES         EXPENSES
                                      ADMINISTRATIVE        MANAGEMENT                     (AFTER EXPENSE   (AFTER EXPENSE
                                       CHARGE(3)(4)          FEES(5)       12B-1 FEES(6)   LIMITATION)(7)   LIMITATION)(8)
-------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors          0.05%                    0.60%            N/A             0.07%           0.67%
Alliance Equity Index                    0.05%                    0.25%            N/A             0.05%           0.30%
Alliance Global                          0.05%                    0.73%            N/A             0.09%           0.82%
Alliance Growth and Income               0.05%                    0.59%            N/A             0.05%           0.64%
Alliance Growth Investors                0.05%                    0.57%            N/A             0.05%           0.62%
Alliance High Yield                      0.05%                    0.60%            N/A             0.05%           0.65%
Alliance Intermediate Government
  Securities                             0.05%                    0.50%            N/A             0.07%           0.57%
Alliance International                   0.05%                    0.85%            N/A             0.20%           1.05%
Alliance Money Market                    0.05%                    0.34%            N/A             0.05%           0.39%
EQ/Alliance Premier Growth                N/A                     0.90%           0.25%            0.00%           1.15%
Alliance Quality Bond                    0.05%                    0.53%            N/A             0.05%           0.58%
Alliance Small Cap Growth                0.05%                    0.75%            N/A             0.07%           0.82%
EQ/Alliance Technology                    N/A                     0.90%           0.25%            0.00%           1.15%
Calvert Socially Responsible              N/A                     0.65%           0.25%            0.15%           1.05%
Capital Guardian International            N/A                     0.85%           0.25%            0.10%           1.20%
Capital Guardian Research                 N/A                     0.65%           0.25%            0.05%           0.95%
Capital Guardian U.S. Equity              N/A                     0.65%           0.25%            0.05%           0.95%
EQ/Evergreen                              N/A                     0.65%           0.25%            0.05%           0.95%
EQ/Evergreen Foundation                   N/A                     0.60%           0.25%            0.10%           0.95%
Lazard Large Cap Value                    N/A                     0.65%           0.25%            0.05%           0.95%
Lazard Small Cap Value                    N/A                     0.75%           0.25%            0.10%           1.10%
MFS Emerging Growth Companies             N/A                     0.65%           0.25%            0.10%           1.00%
MFS Growth with Income                    N/A                     0.60%           0.25%            0.10%           0.95%
MFS Research                              N/A                     0.65%           0.25%            0.05%           0.95%
Mercury Basic Value Equity                N/A                     0.60%           0.25%            0.10%           0.95%
Mercury World Strategy                    N/A                     0.70%           0.25%            0.25%           1.20%
Morgan Stanley Emerging Markets Equity    N/A                     1.15%           0.25%            0.35%           1.75%
EQ/Putnam Balanced                        N/A                     0.60%           0.25%            0.05%           0.90%
EQ/Putnam Growth & Income Value           N/A                     0.60%           0.25%            0.10%           0.95%
EQ/Putnam International Equity            N/A                     0.85%           0.25%            0.15%           1.25%
EQ/Putnam Investors Growth                N/A                     0.65%           0.25%            0.05%           0.95%
T. Rowe Price Equity Income               N/A                     0.60%           0.25%            0.10%           0.95%
T. Rowe Price International Stock         N/A                     0.85%           0.25%            0.15%           1.25%
Warburg Pincus Small Company Value        N/A                     0.75%           0.25%            0.10%           1.10%
----------------------------------------------------------------------------------------------------------------------------



----------
Notes:

(1) The contingent withdrawal charge is waived in certain circumstances. The charge reduces to 2% of the amount withdrawn in the ninth participation year and cannot be imposed after the ninth anniversary of a plan's participation in RIA.

(2) The annual ongoing operations fee is deducted monthly and applied on a decremental scale, declining to 0.50% on the portion of plan balances over $1,000,000, except for plans that adopted RIA before February 9, 1986.

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  10
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Notes (continued):

(3) The Fund annual expenses and EQ Advisors Trust annual expenses (if applicable) are reflected in the unit value.

(4) We reserve the right to increase the separate account administrative charge upon 90 days written notice to the employer.

(5) The management fees shown reflect revised management fees, effective on or about May 1, 2000 which were approved by shareholders. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each portfolio's investment management fees that is currently in effect. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(6) Separate Account No. 66 invests in Class IB shares. The Class IB shares of EQ Advisors Trust are subject to fees imposed under a distribution plan adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(7) The amount shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote 8 for any expense limitation agreements.

      On October 18, 1999, the Alliance portfolios in which the Funds of Separate Account No. 51 invest became part of the portfolios of EQ Advisors Trust. The "Other Expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the entire year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these portfolios.

(8) Equitable Life, EQ Advisors Trust 's manager, has entered into an expense limitation agreement with respect to certain portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of certain portfolios (other than interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) are limited as a percentage of the average daily net assets of each of the following portfolios: 1.75% for Morgan Stanley Emerging Markets Equity; 1.25% for T. Rowe Price International Stock and EQ/Putnam International Equity; 1.20% for Capital Guardian International and Mercury World Strategy; 1.15% for EQ/Alliance Premier Growth and EQ/Alliance Technology; 1.10% for Lazard Small Cap Value and Warburg Pincus Small Company Value; 1.05% for Calvert Socially Responsible; 1.00% for MFS Emerging Growth Companies; 0.95% for Capital Guardian U.S. Equity, Capital Guardian Research, EQ/Evergreen; EQ/Evergreen Foundation, Lazard Large Cap Value, MFS Growth with Income, MFS Research, Mercury Basic Value Equity; EQ/Putnam Growth & Income Value, EQ/Putnam Investors Growth and T. Rowe Price Equity Income; and 0.90% for EQ/Putnam Balanced. The expense limitations for the EQ/Putnam Growth & Income Value, EQ/Putnam International Equity, Mercury Basic Value Equity, MFS Growth with Income, MFS Research, MFS Emerging Growth Companies, T. Rowe Price Equity Income,
      T. Rowe Price International Stock and Warburg Pincus Small Company Value portfolios reflect an increase effective May 1, 2000. The expense limitation for the EQ/Evergreen and Lazard Small Cap Value portfolios reflect a decrease effective on May 1, 2000.

      Absent the expense limitation, the "Other Expenses" for 1999 on an annualized basis for each of the portfolios would have been as follows:
      1.00% for Morgan Stanley Emerging Markets Equity; 0.30% for T. Rowe Price International Stock; 0.32% for EQ/Putnam International Equity; 0.66% for Capital Guardian International; 0.46% for Mercury World Strategy; 0.23 for EQ/Alliance Premier Growth; 0.10% for EQ/Alliance Technology; 0.26% for Lazard Small Cap Value; 0.24% for Warburg Pincus Small Company Value; 4.45% for Calvert Socially Responsible; 0.17% for MFS Emerging Growth Companies; 0.34% for Capital Guardian U.S. Equity; 0.47% for Capital Guardian Research; 1.87% for EQ/Evergreen; 1.07% for EQ/Evergreen Foundation; 0.21% for Lazard Large Cap Value; 0.37% for MFS Growth with Income; 0.17% for MFS Research; 0.17% for Mercury Basic Value Equity; 0.16% for EQ/Putnam Growth & Income Value; 0.19% for EQ/Putnam Investors Growth; and 0.21% for T. Rowe Price Equity Income.

      Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided, that among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust.

------
  11
--------------------------------------------------------------------------------

EXAMPLES


The examples below show the expenses that a plan would pay in the situations illustrated. We assume a single contribution of $1,000 invested in one of the Funds listed and a 5% annual return is earned on assets in that Fund. For purposes of these examples, the ongoing operations fee is computed by reference to the actual aggregate annual ongoing operations fee as a percentage of total assets by employer plans other than corporate plans. See "About registered units" under "More information." These examples assume that no loan has been taken and do not reflect PRS charges or a charge for premium taxes, none of which may apply to any particular participant. The charges used in the examples are the maximum charges rather than the lower current charges.



---------------------------------------------------------------------------------------------
                                                  IF THE ENTIRE EMPLOYER PLAN BALANCE IS
                                                    WITHDRAWN AT THE END OF EACH PERIOD
                                                       SHOWN, THE EXPENSE WOULD BE:
                                              -----------------------------------------------
                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------
Alliance Aggressive Stock                       $75.42   $ 96.83    $119.02    $156.27
Alliance Balanced                               $75.42   $ 96.83    $119.02    $156.27
Alliance Bond                                   $75.42   $ 96.83    $119.02    $156.27
Alliance Common Stock                           $75.42   $ 96.83    $119.02    $156.27
Alliance Conservative Investors                 $77.57   $103.49    $130.44    $181.45
Alliance Equity Index                           $73.95   $ 92.28    $111.16    $138.78
Alliance Global                                 $79.04   $108.01    $138.18    $198.31
Alliance Growth and Income                      $77.28   $102.58    $128.89    $178.05
Alliance Growth Investors                       $77.08   $101.98    $127.86    $175.78
Alliance High Yield                             $77.38   $102.88    $129.41    $179.19
Alliance Intermediate Government Securities     $76.59   $100.47    $125.26    $170.08
Alliance International                          $81.30   $114.91    $149.93    $223.67
Alliance Money Market                           $74.83   $ 95.01    $115.88    $149.31
EQ/Alliance Premier Growth                      $81.78   $116.41    $152.48    $229.11
Alliance Quality Bond                           $76.69   $100.77    $125.78    $171.22
Alliance Small Cap Growth                       $79.04   $108.01    $138.18    $198.31
EQ/Alliance Technology                          $81.78   $116.41          -          -
Calvert Socially Responsible                    $80.81   $113.41    $147.39    $218.21
Capital Guardian International                  $82.27   $117.90    $155.01    $234.52
Capital Guardian Research                       $79.83   $110.41    $142.28    $207.20
Capital Guardian U.S. Equity                    $79.83   $110.41    $142.28    $207.20
EQ/Evergreen                                    $79.83   $110.41    $142.28    $207.20
EQ/Evergreen Foundation                         $79.83   $110.41    $142.28    $207.20
-------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                IF THE ENTIRE EMPLOYER PLAN BALANCE IS NOT
                                                    WITHDRAWN AT THE END OF EACH PERIOD
                                                       SHOWN, THE EXPENSE WOULD BE:
                                              -----------------------------------------------
                                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------
Alliance Aggressive Stock                       $13.21    $41.11    $ 71.10    $156.27
Alliance Balanced                               $13.21    $41.11    $ 71.10    $156.27
Alliance Bond                                   $13.21    $41.11    $ 71.10    $156.27
Alliance Common Stock                           $13.21    $41.11    $ 71.10    $156.27
Alliance Conservative Investors                 $15.50    $48.13    $ 83.05    $181.45
Alliance Equity Index                           $11.65    $36.30    $ 62.88    $138.78
Alliance Global                                 $17.07    $52.90    $ 91.14    $198.31
Alliance Growth and Income                      $15.19    $47.18    $ 81.43    $178.05
Alliance Growth Investors                       $14.98    $46.54    $ 80.35    $175.78
Alliance High Yield                             $15.29    $47.50    $ 81.97    $179.19
Alliance Intermediate Government Securities     $14.46    $44.94    $ 77.63    $170.08
Alliance International                          $19.46    $60.19    $103.44    $223.67
Alliance Money Market                           $12.59    $39.19    $ 67.82    $149.31
EQ/Alliance Premier Growth                      $19.98    $61.77    $106.10    $229.11
Alliance Quality Bond                           $14.57    $45.26    $ 78.18    $171.22
Alliance Small Cap Growth                       $17.07    $52.90    $ 91.14    $198.31
EQ/Alliance Technology                          $19.98    $61.77          -          -
Calvert Socially Responsible                    $18.94    $58.61    $100.78    $218.21
Capital Guardian International                  $20.50    $63.35    $108.75    $234.52
Capital Guardian Research                       $17.90    $55.44    $ 95.43    $207.20
Capital Guardian U.S. Equity                    $17.90    $55.44    $ 95.43    $207.20
EQ/Evergreen                                    $17.90    $55.44    $ 95.43    $207.20
EQ/Evergreen Foundation                         $17.90    $55.44    $ 95.43    $207.20
-------------------------------------------------------------------------------------------

------
  12
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------
                                              IF THE ENTIRE EMPLOYER PLAN BALANCE IS
                                               WITHDRAWN AT THE END OF EACH PERIOD
                                                   SHOWN, THE EXPENSE WOULD BE:
                                         ------------------------------------------------
                                            1 YEAR      3 YEARS      5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------
Lazard Large Cap Value                     $79.83     $110.41    $142.28    $207.20
Lazard Small Cap Value                     $81.30     $114.91    $149.93    $223.67
Mercury Basic Value Equity                 $79.83     $110.41    $142.28    $207.20
Mercury World Strategy                     $82.27     $117.90    $155.01    $234.52
MFS Emerging Growth Companies              $80.32     $111.91    $144.84    $212.72
MFS Growth with Income                     $79.83     $110.41    $142.28    $207.20
MFS Research                               $79.83     $110.41    $142.28    $207.20
Morgan Stanley Emerging Markets Equity     $87.66     $134.24    $182.55    $292.27
EQ/Putnam Balanced                         $79.34     $108.91    $139.72    $201.65
EQ/Putnam Growth & Income Value            $79.83     $110.41    $142.28    $207.20
EQ/Putnam International Equity             $82.76     $119.40    $157.54    $239.90
EQ/Putnam Investors Growth                 $79.83     $110.41    $142.28    $207.20
T. Rowe Price Equity Income                $79.83     $110.41    $142.28    $207.20
T. Rowe Price International Stock          $82.76     $119.40    $157.54    $239.90
Warburg Pincus Small Company Value         $81.30     $114.91    $149.93    $223.67
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                          IF THE ENTIRE EMPLOYER PLAN BALANCE IS NOT
                                              WITHDRAWN AT THE END OF EACH PERIOD
                                                 SHOWN, THE EXPENSE WOULD BE:
                                         ---------------------------------------------
                                            1 YEAR     3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------------
Lazard Large Cap Value                     $17.90    $55.44    $ 95.43    $207.20
Lazard Small Cap Value                     $19.46    $60.19    $103.44    $223.67
Mercury Basic Value Equity                 $17.90    $55.44    $ 95.43    $207.20
Mercury World Strategy                     $20.50    $63.35    $108.75    $234.52
MFS Emerging Growth Companies              $18.42    $57.03    $ 98.11    $212.72
MFS Growth with Income                     $17.90    $55.44    $ 95.43    $207.20
MFS Research                               $17.90    $55.44    $ 95.43    $207.20
Morgan Stanley Emerging Markets Equity     $26.24    $80.59    $137.56    $292.27
EQ/Putnam Balanced                         $17.38    $53.86    $ 92.75    $201.65
EQ/Putnam Growth & Income Value            $17.90    $55.44    $ 95.43    $207.20
EQ/Putnam International Equity             $21.03    $64.92    $111.40    $239.90
EQ/Putnam Investors Growth                 $17.90    $55.44    $ 95.43    $207.20
T. Rowe Price Equity Income                $17.90    $55.44    $ 95.43    $207.20
T. Rowe Price International Stock          $21.03    $64.92    $111.40    $239.90
Warburg Pincus Small Company Value         $19.46    $60.19    $103.44    $223.67
--------------------------------------------------------------------------------------


The examples above should not be considered a representation of past or future expenses for each Fund. Actual expenses may be greater or less than those shown above. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.


ANNUITY ADMINISTRATIVE FEE. We generally deduct a $175 annuity administrative fee from amounts applied to purchase certain life annuity payout options. Assuming an annuity payout option could be issued and you elect a life annuity payout option, the expenses shown in the example for "If the entire employer plan balance is not withdrawn" would, in each case, be increased by $2.22 based on the average amount applied to annuity payout options in 1999.


CONDENSED FINANCIAL INFORMATION


Please see the Appendix at the end of this prospectus for unit values and the number of units outstanding of each Fund available as of December 31, 1999.


FINANCIAL STATEMENTS OF THE FUNDS

Each of the Funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information." The financial statements of the Funds are contained in the SAI. The financial statements for the portfolios of EQ Advisors Trust are included in the respective SAI for each Trust.

1 RIA features and benefits

------
  13
--------------------------------------------------------------------------------

INVESTMENT OPTIONS

We offer 38 investment options under RIA, including the Funds and the guaranteed interest account. Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. The maximum number of active investment options that can be available under an employer plan at any time is
25. We cannot assure you that any of the Funds will meet their investment objectives.

THE ALLIANCE BOND FUND

OBJECTIVE


The Alliance Bond Fund (Separate Account No. 13) is available only to employer plans that signed an agreement to invest monies in the Alliance Bond Fund before June 1, 1994. The Alliance Bond Fund seeks to achieve maximum total return, consistent with investment quality, with less volatility than a long-term bond account, by investing primarily in publicly traded fixed-income securities, such as bonds, debentures and notes. The Fund maintains its own portfolio of securities. The Alliance Bond Fund is designed for participants who seek a greater rate of return than that normally provided by money market investments and less volatility than that experienced by long-term bond investments.


INVESTMENT STRATEGIES

The Alliance Bond Fund invests primarily in investment grade fixed-income securities including, but not limited to, the following: obligations issued or guaranteed by the U.S. Government (such as U.S. Treasury securities), its agencies (such as the Government National Mortgage Association), or instrumentalities (such as the Federal National Mortgage Association); corporate debt securities; mortgage pass-through securities; collateralized mortgage obligations; asset-backed securities; zero coupon bonds; and equipment trust certificates. Investment grade securities are those rated within the four highest credit categories (AAA, AA, A or BBB) by Standard & Poor's Corp. ("S&P") or (Aaa, Aa, A or Baa) by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable investment quality as determined by our credit analysis. Bonds rated below A by S&P or Moody's are more susceptible to adverse economic conditions or changing circumstances than those rated A or higher, but we regard these lower-rated bonds as having an adequate capacity to pay principal and interest.

The Alliance Bond Fund invests in fixed-income securities that have maturities of ten years or less. The weighted average duration of the Fund's total portfolio is expected to be between one and five years. Duration is a principle used in selecting portfolio securities that indicates a particular fixed-income security's price volatility. Duration is measured by taking into account (1) all of the expected payments relating to that security and (2) the time in the future when each payment will be made, and then weighting all such times by the present value of the corresponding payments. The duration of a fixed-income security with interest payments occurring prior to its maturity is always shorter than its term to maturity. In addition, given identical maturities, the lower the stated rate of interest of a fixed-income security, the longer its duration, and, conversely, the higher the stated rate of interest of a fixed-income security, the shorter its duration. We believe that the Alliance Bond Fund's policy of purchasing intermediate duration bonds significantly reduces the volatility of the Fund's unit price over that of a long-term bond account.

Additionally, the Alliance Bond Fund may also invest in high-quality money market securities, including, but not limited to, obligations of the U.S. Government, its agencies and instrumentalities; negotiable certificates of deposit; banker's acceptances or bank time deposits; repurchase agreements; master demand notes; and other money market instruments, either directly or through our Separate Account 2A. For temporary or defensive purposes, the Alliance Bond Fund also may invest directly or indirectly in money market securities without limitation.

------
  14
--------------------------------------------------------------------------------

Finally, the Alliance Bond Fund may purchase fixed-income securities and money market securities having adjustable rates of interest with periodic demand features. The Alliance Bond Fund may also purchase fixed-income securities and certain money market securities on a when-issued or delayed delivery basis.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds," below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Bond Fund specifically.

THE ALLIANCE BALANCED FUND

OBJECTIVES


The Alliance Balanced Fund (Separate Account No. 10) seeks both appreciation of capital and current income by investing in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities. The Fund also seeks current income by investing in publicly traded debt securities and short-term money market instruments. The Fund maintains its own portfolio of securities.


INVESTMENT STRATEGIES

The Alliance Balanced Fund varies the portion of its assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium.

In general, the Fund invests the greatest portion of its assets in equity securities. During each of the past ten years, the Fund invested between 43% and 86% of its assets in equity securities, including equity-type securities such as convertible preferred stocks or convertible debt instruments.

The Fund's investment in non-money market debt securities consists primarily of
(a) publicly-traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and (b) corporate fixed income securities, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds, and preferred stock. The Fund may also buy debt securities with equity features such as conversion or exchange rights, warrants for the acquisition of stock, or participations based on revenues, sales or profits. The Fund only invests in investment grade non-money market debt securities, i.e., those rated, at the time of acquisition, BBB or higher by Standard & Poor's Corporation (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's) or, if unrated, are of comparable investment quality. The average maturity of the debt securities held by the Fund varies according to market conditions and the stage of interest rate cycles. The Fund may realize gains on debt securities when such actions are considered advantageous in light of existing market conditions.

The Fund also may invest (a) up to 10% of its total assets in restricted securities; (b) 20% in foreign securities without substantial business in the United States; (c) in repurchase agreements; and (d) in money market securities, either directly or through our Separate Account No. 2A. The Fund may also purchase and sell securities on a when-issued or delayed delivery basis.

Finally, the Fund may (a) invest in put and call options and (b) trade in stock index or interest rate futures, and foreign currency forward contracts, for hedging purposes only. In option transactions, the economic benefit will be offset by the cost of the option, while any loss would be limited to such cost. The Fund also enters into hedging transactions. These transactions are undertaken only when any required regulatory procedures have been completed and when economic and market conditions indicate that such transactions would serve the best interests of the Fund.


RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds," below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Balanced Fund specifically.

------
  15
--------------------------------------------------------------------------------

THE ALLIANCE COMMON STOCK FUND

OBJECTIVE

The Alliance Common Stock Fund seeks to achieve long-term growth of capital by investing in the securities of companies that we believe will share in the growth of our nation's economy - and those of other leading industrialized countries - over a long period. The Fund maintains its own portfolio of securities.

INVESTMENT STRATEGIES


The Alliance Common Stock Fund (Separate Account No. 4) invests primarily in common stocks. The Fund generally invests in securities of intermediate and large sized companies, but may invest in stocks of companies of any size. At times the Fund may invest its equity holdings in a relatively small number of issuers, provided that no investment causes: (1) more than 10% of the Fund's book value to be invested in the securities of one issuer; or (2) more than 40% of the Fund's book value to be invested in the securities of four or fewer issuers.


The Alliance Common Stock Fund also may invest smaller amounts in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Fund also may invest in non-equity investments, including non-participating and non-convertible preferred stocks, bonds and debentures. The Fund's non-equity investments could be substantial if we believe that the Fund will not meet its investment objectives by buying common stock and other equity-type securities. The Fund also may invest up to 10% of its total assets in restricted securities (securities not freely traded) and up to 15% of its total assets in foreign securities (securities of established foreign companies without substantial business in the United States.)

As a defensive strategy, the Alliance Common Stock Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments, either directly or through our Separate Account No. 2A, which invests in such securities. The Fund would not be pursuing its investment objective when using this temporary defensive strategy.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds," below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Common Stock Fund specifically.

THE ALLIANCE AGGRESSIVE STOCK FUND

OBJECTIVES


The Alliance Aggressive Stock Fund (Separate Account No. 3) seeks to achieve long-term capital growth, consistent with investment quality, by investing primarily in securities of medium and smaller sized companies (with capitalization generally between $100 million and $5 billion) that we believe have greater growth potential than larger companies. The Fund maintains its own portfolio of securities.


INVESTMENT STRATEGIES

The Alliance Aggressive Stock Fund invests primarily in common stocks of medium and smaller sized companies. The Fund may also invest in securities not generally defined as growth stocks, but with unusual value or earnings potential. For example, the Fund may seek opportunities for capital growth by investing in companies (a) believed to be in cyclical industries; (b) whose securities are temporarily undervalued; (c) in special situations; (d) that are younger but not widely known; or (e) doing business in countries whose economies are expanding. The Fund may also invest in foreign companies without substantial business in the United States. The Fund may invest in other equity-type investments, and may at times be less diversified than a traditional equity portfolio.

The Fund may also invest in short-term debt securities such as corporate notes, and temporarily invest in money market

------
  16
--------------------------------------------------------------------------------

investments, including our Separate Account No. 2A. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds," below, for information on the risks associated with an investment in the Funds generally, and in the Alliance Aggressive Stock Fund specifically. Note, however, that due to the Alliance Aggressive Stock Fund's aggressive investment policies and less diversified investments, this Fund provides greater growth potential and greater risk than the Alliance Bond, Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

INVESTMENT MANAGER OF THE ALLIANCE BOND, ALLIANCE BALANCED, ALLIANCE COMMON STOCK AND ALLIANCE AGGRESSIVE STOCK FUNDS

We manage the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. We currently use the personnel and facilities of Alliance Capital Management L.P. ("Alliance") for portfolio management, securities selection and transaction services. We are the indirect majority-owners of Alliance, a publicly-traded limited partnership. We and Alliance are each registered investment advisers under the Investment Advisers Act of 1940.


Alliance acts as investment adviser to various separate accounts and general accounts of Equitable Life and other affiliated insurance companies. Alliance also provides investment management and advisory services to mutual funds, endowment Funds, insurance companies, foreign entities, qualified and non-tax qualified corporate Funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 1999 Alliance had total assets under management of over $368 billion. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


The Investment Committee of our Board of Directors must authorize or approve the securities held in the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.


As of December 31, 2000, we, together with Equitable Life's parent company, own approximately 70% of the outstanding common stock of Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies correspondent services, including order execution, securities clearance and other centralized financial services, to numerous independent regional securities firms and banks.

To the extent permitted by law and consistent with the Fund transaction practices discussed in the prospectus, and subject to the consent of Fund contractholders, the Funds may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. In 1999, there were no such transactions through DLJ subsidiaries.


FUNDS INVESTING IN EQ ADVISORS TRUST

The Funds of Separate Account Nos. 51 and 66 invest in corresponding portfolios of EQ Advisors Trust. The investment results you will experience in any one of those Funds will depend on the investment performance of the corresponding portfolios. The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.

------
  17
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST
-----------------------------------------------------------------------------------------------------------------------
NAME                                                 OBJECTIVE                                 ADVISER
-----------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors      High total return without, in the            Alliance Capital Management L.P.
                                     adviser's opinion, undue risk to
                                     principal
-----------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                Total return (before EQ Advisors Trust       Alliance Capital Management L.P.
                                     and Separate Account No. 51
                                     expenses) that approximates the total
                                     return performance of the Standard &
                                     Poor's 500 Composite Stock Price
                                     Index
-----------------------------------------------------------------------------------------------------------------------
Alliance Global                      Long-term growth of capital                  Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income           High total return through a                  Alliance Capital Management L.P.
                                     combination of current income and
                                     capital appreciation
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors            High total return consistent with the        Alliance Capital Management L.P.
                                     adviser's determination of reasonable
                                     risk
-----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                  High return by maximizing current            Alliance Capital Management L.P.
                                     income and, to the extent consistent
                                     with that objective, capital appreciation
-----------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government     High current income consistent with          Alliance Capital Management L.P.
Securities                           relative stability of principal
-----------------------------------------------------------------------------------------------------------------------
Alliance International               Long-term growth of capital                  Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------
Alliance Money Market                High level of current income while           Alliance Capital Management L.P.
                                     preserving assets and maintaining
                                     liquidity
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Premier Growth           Long-term growth of capital                  Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Technology               Long-term growth of capital                  Alliance Capital Management LP.
-----------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                High current income consistent with          Alliance Capital Management L.P.
                                     preservation of capital
-----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth            Long-term growth of capital                  Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------

------
  18
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
NAME                                               OBJECTIVE                                    ADVISER
-------------------------------------------------------------------------------------------------------------------------
Calvert Socially Responsible        Long-term capital appreciation               Calvert Asset Management Company, Inc.
                                                                                 and Brown Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian International      Long-term growth of capital by               Capital Guardian Trust Company
                                    investing primarily in non-United States
                                    equity securities
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian Research           Long-term growth of capital                  Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity        Long-term growth of capital                  Capital Guardian Trust Company
-------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                        Long-term growth of capital                  Evergreen Asset Management Corp.
-------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation             In order of priority, reasonable income,     Evergreen Asset Management Corp.
                                    conservation of capital, and capital
                                    appreciation
-------------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value              Capital appreciation                         Lazard Asset Management
-------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value              Capital appreciation                         Lazard Asset Management
-------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity          Capital appreciation and, secondarily,       Mercury Asset Management US
                                    income
-------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy              High total investment return                 Mercury Asset Management US
-------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies       Long-term capital growth                     Massachusetts Financial Services Company
-------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income              Reasonable current income and                Massachusetts Financial Services Company
                                    long-term growth of capital and
                                    income
-------------------------------------------------------------------------------------------------------------------------
MFS Research                        Long-term growth of capital and future       Massachusetts Financial Services Company
                                    income
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets     Long-term capital appreciation               Morgan Stanley Asset Management, Inc.
Equity
-------------------------------------------------------------------------------------------------------------------------

------
  19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
 NAME                                             OBJECTIVE                               ADVISER
--------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                   Balanced investment                    Putnam Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value      Capital growth, current income is a    Putnam Investment Management, Inc.
                                     secondary objective
--------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity       Capital appreciation                   Putnam Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth           Long-term growth of capital and any    Putnam Investment Management, Inc.
                                     increased income that results from
                                     this growth
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income          Substantial dividend income and also   T. Rowe Price Associates, Inc.
                                     capital appreciation
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock    Long-term growth of capital            Rowe Price - Fleming International, Inc.
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value   Long-term capital appreciation         Warburg Pincus Asset Management, Inc.
--------------------------------------------------------------------------------------------------------------------

Please see "About EQ Advisors Trust" under "More information" for further information regarding EQ Advisors Trust.

PLEASE REFER TO THE PROSPECTUS AND SAI OF EQ ADVISORS TRUST FOR A DETAILED DISCUSSION OF THE INVESTMENT OBJECTIVES AND STRATEGIES, ADVISERS, RISK FACTORS AND OTHER INFORMATION CONCERNING THE EQ ADVISORS TRUST AND ITS PORTFOLIOS.

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RISKS OF INVESTING IN THE FUNDS

All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations. Both the financial and market risks of an investment in the Alliance Bond Fund are expected to be less than those for the Alliance Common Stock, Alliance Balanced and Alliance Aggressive Stock Funds.

The risk factors associated with an investment in the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the prospectus for EQ Advisors Trust for risk factors and investment techniques associated with the portfolios in which the other Funds invest.

RISK FACTORS - ALLIANCE BOND, ALLIANCE COMMON STOCK, ALLIANCE AGGRESSIVE STOCK AND ALLIANCE BALANCED FUNDS

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments - and, therefore, the value of the Fund's units - to fluctuate.

SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES. The Alliance Aggressive Stock Fund invests primarily in the securities of medium and smaller sized companies, although the Alliance Common Stock and Alliance Balanced Funds may also make these investments. The securities of small and medium sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of its investments in securities of small or medium sized companies. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization stocks (those with capitalizations of between $100 million to $5 billion) and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small- and medium-sized companies have less certain prospects for growth, a lower degree of liquidity in the markets for their stocks, and greater sensitivity to changing economic conditions.

NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the Alliance Bond and Alliance Common Stock Funds - and, therefore, the value of each of the Fund's units - will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). A decline in prevailing interest rates generally will increase the value of the securities held by the Alliance Bond Fund, while an increase in prevailing interest rates usually reduces the value of the Alliance Bond Fund's holdings. As a result, interest rate fluctuations will affect the value of Alliance Bond Fund units, but will not affect the

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  21
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income received from the Fund's current portfolio holdings. Moreover, convertible securities, such as convertible preferred stocks or convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies that may not do substantial business in the United States involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the Alliance Common Stock and Balanced Fund's foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Fund's foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the Alliance Common Stock Fund may be unable to quickly sell its restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the Alliance Common Stock Fund, Alliance Aggressive Stock Fund or the Alliance Balanced Fund.


INVESTMENT CONCENTRATION. Concentrating the Alliance Common Stock Fund's equity holdings in the stocks of a few companies increases the risk of loss, because a decline in the value of one of these stocks would have a greater impact on the Fund. As of December 31, 1999, the Fund held 29.7% of its net assets in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.


AGGRESSIVE INVESTMENT POLICIES. Due to the Alliance Aggressive Stock Fund's aggressive investment policies and less diversified investments, this Fund provides greater growth potential and greater risk than the Alliance Common Stock and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

ASSET ALLOCATION POLICIES. The Alliance Balanced Fund varies the portion of it's assets invested in equity and non-equity securities with our evaluation of various factors. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets.

DEBT INSTRUMENTS ISSUED BY SCHEDULE B BANKS. The Alliance Balanced Fund may invest in debt instruments issued by Schedule B Banks, which are foreign branches of United States banks. Schedule B Banks are not required to maintain the same financial reserves which are required of United States banks, but Schedule B Bank certificates of deposit are fully guaranteed by the U.S. parent of the issuing bank. Debt instruments issued by Schedule B Banks may include certificates of deposit and time deposits of London branches of United States banks ("Eurodollars"). Eurodollar investments are subject to the types of risks associated with foreign securities. London branches of the United States banks have extensive government regulation which may limit both the amount and the type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the banking industry. United States banks are required to maintain reserves, are limited in how much they can loan to a single borrower, and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of United States banks.

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  22
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CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds if the New York State Insurance Department approves the change.

The investment objectives of the portfolios of EQ Advisors Trust may be changed by the Board of Trustees of EQ Advisors Trust without the approval of shareholders. See "Voting rights" under "More information."

GUARANTEED INTEREST ACCOUNT

The guaranteed interest account is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information."

The amount allocated to the guaranteed interest account earns interest at the current guaranteed interest rate which is an annual effective rate. After we credit the interest, we deduct certain charges and fees.

We credit interest through and allocate interest on the date of any transfer or withdrawal transaction. We credit interest each day of the month on the amount maintained for the employer plan at the beginning of the day at a daily rate equivalent to the guaranteed interest rate that applies to the employer plan.

CURRENT AND MINIMUM INTEREST RATES

Except as described below, the "current rate" is the rate of interest that we actually credit to amounts in the guaranteed interest account for any given calendar year. We declare current rates for each class of employer plan before the beginning of each calendar year. In addition to the current rate, we declare "minimum rates" for the next two calendar years. The minimum interest rates will never be lower than 4%. In general, we expect to declare current rates, in any year, greater than the previously declared minimum rates for that year. If the employer plan is permitted to invest in the Alliance Bond Fund, we may at times have the right to declare a lower current rate of interest ("revised rate") which will remain in effect for the remainder of the calendar year only for new amounts contributed or transferred by the employer plan to the guaranteed interest account. See "Special rules applicable to the Alliance Bond Fund" for the circumstances under which a revised rate might be declared. Such revised rate will reflect market interest rates for money market instruments and other short-term investments existing at the time any such amount is contributed or transferred to the guaranteed interest account without regard to any previously declared minimum rate.


The current interest rate for 2000 and the 2001 and 2002 minimum interest guaranteed for each class, are stated in the proposal documents submitted to sponsors of prospective RIA employer plans. The establishment of new classes will not decrease the rates that apply to employer plans already assigned to a previous class. The effective current rate for 2001 and the minimum rates effective for calendar years 2002 and 2003 will be declared in December 2000.


CLASSES OF EMPLOYER PLANS

We assign an employer plan to a "class" of employer plans upon its participation in the Master Retirement Trust in order to help us determine the current and minimum guaranteed rates of interest that apply for the employer plan participating in our guaranteed interest account. The initial class of employer plans to which an employer plan is assigned will depend on the date the plan is adopted.

REVISED INTEREST RATES

All of the following conditions must exist for us to declare a revised rate:

o on the date of the allocation, the aggregate amount held in the Alliance Bond Fund with respect to all employer plans comprising Equitable Life's Small Pension book of business is at least 10% of the aggregate amount then held under all the contracts which fund those plans;

o on the date of the allocation, the "current" guaranteed interest rate with respect to the employer plan's

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  23
--------------------------------------------------------------------------------

   guaranteed interest account that would otherwise apply, exceeds the benchmark treasury rate by at least 0.75%; and

o prior allocations to the guaranteed interest account for the employer plan during that calendar year equal or exceed 110% of the average annual allocations to the guaranteed interest account for the employer plan during the three immediately preceding calendar years.

If we declare a revised rate for plans permitted to invest in the Alliance Bond Fund the employer or plan trustee may, by written notice, withdraw all or part of the amount that would be credited with such lower revised rate, without deduction of the contingent withdrawal charge. The investment, for the remainder of the calendar year, of such withdrawn or returned amounts in a funding vehicle other than RIA shall not be considered a violation of an employer plan's exclusive funding obligation provided such amount is contributed to RIA at the beginning of the following calendar year.

2 How we value your plan balances

------
  24
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FOR THE FUNDS. When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

--------------------------------------------------------------------------------
A business day is any day on which Equitable Life is open and the New York Stock Exchange is open for trading. We are closed on national business holidays, Martin Luther King, Jr. Day and the Friday after Thanksgiving. We may also choose to close on the day immediately preceding or following a national business holiday or due to emergency conditions. Our business day ends at 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, adjusted for any Fund's units cancelled from your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, make a transfer, or request some other transaction that involves moving assets into or out of that Fund.

For a description of how Fund unit values are computed, see "How we determine the unit value" in the SAI.

FOR THE GUARANTEED INTEREST ACCOUNT. The value of an employer plan's investment in the guaranteed interest account is, at any time, the total contributions allocated to the guaranteed interest account, plus the interest earned, less (i) employer plan benefit payments, (ii) other employer plan withdrawals (including loans) and (iii) charges and fees provided for under the contracts.

3 Transfers

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  25
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TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer accumulated amounts among the investment options at any time and in any amount, subject to the transfer limitations described below. In addition to our rules, transfers among the investment options may be subject to employer plan provisions which may limit or disallow such movements. We do not impose a charge for transfers among the investment options.

The following section describes transfer limitations that apply, under certain situations, to amounts transferred out of the guaranteed interest account during the calendar quarter in which the request is made and the three preceding calendar quarters ("transfer period").

PARTICIPANT-DIRECTED PLANS. If the employer elects to fund the employer plan with the guaranteed interest account and the Alliance Money Market, Alliance Bond, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds, during any transfer period, the following limitations apply:

For plans electing the PRS, the maximum amount that may be transferred by a participant from the guaranteed interest account is equal to the greater of: (i) 25% of the amount the participant had in the guaranteed interest account as of the last calendar day of the prior calendar year, and (ii) the total of all amounts the participant transferred out of the guaranteed interest account during the prior calendar year. Generally, this means that new participants will not be able to transfer amounts out of the guaranteed interest account during the first calendar year of their participation under the contract.

If assets have been transferred from another funding vehicle by the employer, then the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that the participant initially allocated to the guaranteed interest account.

For plans not electing the PRS, the maximum amount that may be transferred from the guaranteed interest account is equal to the greater of: (i) 25% of the amount the employer plan had in the guaranteed interest account as of the last calendar day of the prior calendar year, or (ii) the total of all amounts the employer plan transferred out of the guaranteed interest account during the prior calendar year. The employer plan is responsible for monitoring this transfer limitation. PRS is discussed in "Optional participant recordkeeping services" later in this prospectus.

If assets have been transferred from another funding vehicle by the employer, then the trustee on behalf of the participant, for the remainder of that calendar year, may transfer to the Funds up to 25% of such transferred amount that was initially allocated to the guaranteed interest account.

TRUSTEE-DIRECTED PLANS. Transfers of accumulated amounts among the investment options will be permitted as determined by us in our sole discretion only.

If assets have been transferred from another funding vehicle by the employer, then the plan trustee, for the remainder of that calendar year, may transfer to an investment option up to 25% of such transferred amount that was initially allocated to the guaranteed interest account.

SPECIAL RULES APPLICABLE TO THE ALLIANCE BOND FUND

The Alliance Bond Fund is available only to participant-directed employer plans that signed an agreement to participate in that Fund prior to June 1, 1994 ("old employer plans"). If the employer has not made any of the Funds of Separate Account No. 51 available under a participant-directed employer plan, special transfer rules which provide transfer restrictions, described below will apply. If an old employer plan adds any of the Funds of Separate Account No. 51, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out the guaranteed interest account will be subject to certain restrictions described above.

TRANSFERS TO THE ALLIANCE BOND FUND. Except as described below, a plan participant in an old employer plan may elect to transfer to the Alliance Bond Fund any amount

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  26
--------------------------------------------------------------------------------

(in whole percentages) arising from participant-directed contributions. We will process requests to transfer amounts to the Alliance Bond Fund only if, at the time of the transfer request, the current guaranteed interest rate for the plan's guaranteed interest account is higher than the then-current "benchmark treasury rate." The benchmark treasury rate, as determined in accordance with our procedures, can be obtained via a daily tape recording by calling the RIA service office at 1-800-967-4560.

If we will not process a transfer request, we will notify the employer within four business days. We will not redirect the transfer to another investment option and will not maintain any record of such request for future processing.


TRANSFERS FROM THE ALLIANCE BOND FUND. A plan participant in an old employer plan may elect to transfer any amount (in whole percentages) held in the Alliance Bond Fund to one or more investment options.

MARKET TIMING. You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in market timing, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to, restricting the availability of transfers through facsimile transmissions and refusing to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

4 Access to your plan balances

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  27
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PARTICIPANT LOANS

Participant loans are available under RIA, if the employer plan permits them. Participants must apply for a plan loan through the employer plan. The plan administrator is responsible for administering the loan program. Loans are subject to restrictions under federal tax rules and ERISA. See "Tax information."

Below we briefly summarize some of the important terms of the loan provisions under RIA. A more detailed discussion is provided in the SAI under "Loan provisions."

Generally, all loan amounts must be taken from the guaranteed interest account. The participant must pay the interest as required by federal income tax rules. All repayments are made back into the guaranteed interest account. If the participant fails to repay the loan when due, the amount of the unpaid balance may be subject to a contingent withdrawal charge, taxes, and additional penalty taxes. Interest paid on a retirement plan loan is not deductible.

The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the plan participant's balances in all the investment options. An employer plan may impose additional conditions or restrictions on loan transactions. We also charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made.

CHOOSING BENEFIT PAYMENT OPTIONS

RIA offers a variety of benefit payment options, subject to the provisions of an employer's plan. Plan participants should consult their employer for details. An employer's plan may allow a choice of one or more of the following forms of distribution:

o  purchase of one of our annuities;

o  lump sum distribution;

o use of part of the proceeds to purchase one of our annuities with the balance to be paid as a lump sum; or

o  permitted cash withdrawals.

Subject to the provisions of your plan, RIA makes available the following forms of fixed annuities:

o  life annuity;

o  life annuity - period certain;

o  life annuity - refund certain;

o  period certain annuity; and

o  qualified joint and survivor life annuity.

All of the forms outlined above (with the exception of the qualified joint and survivor life annuity) are available as either single or joint life annuities. We also offer other annuity forms not outlined here.

The various fixed annuities we offer under RIA are described in greater detail in the SAI under "Annuity benefits." As a general matter, the minimum amount that can be used to purchase any type of annuity, net of all applicable charges and fees, is $3,500. An annuity administrative fee of $175 will be deducted from the amount used to purchase an annuity.

We require that the amount of any benefit distribution from an employer plan that uses RIA as a partial investment funding vehicle be in proportion to the amount of plan assets held in RIA, unless we and the plan trustees specifically agree in writing to some other method.

Requests for cash distributions must be made to us on an aggregate as opposed to a participant-by-participant basis, except for employer plans using the PRS discussed in "Optional participant recordkeeping service" later in this prospectus. Cash withdrawals by a plan participant prior to retirement may give rise to contingent withdrawal charges, and tax penalties or other adverse tax consequences. See "Tax information."

We make distribution checks payable to the trustees of the plan. The plan trustees are responsible for distribution of Funds to the participant or other payee and for any applicable federal and state income tax withholding and reporting. See "Tax information."

RIA does not have separate disability or death benefit provisions. All disability and death benefits are provided in accordance with the employer plan.

5 RIA

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  28
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This section explains RIA in further detail. It is intended for employers who wish to use RIA, but contains information of interest to plan participants as well. Plan participants should, of course, understand the provisions of their plan that describes their rights in more specific terms.

RIA is an investment program designed for employer plans that qualify for tax-favored treatment under Section 401(a) of the Code. Eligible employer plans include defined benefit plans, defined contribution plans or profit-sharing plans, including 401(k) plans. These employer plans generally must also meet the requirements of ERISA.


RIA consists of two group annuity contracts ("contracts") issued by Equitable Life, a Master Retirement Trust agreement, a participation or installation agreement, and an optional participant recordkeeping services ("PRS") agreement. RIA had $1 billion in assets at December 31, 1999.


Our service consultants are available to answer your questions about RIA. Please contact us by using the telephone number or addresses listed under "How to reach us - Information on joining RIA" in the back of this prospectus.


SUMMARY OF PLAN CHOICES OF RIA

You can choose RIA:

o as the exclusive funding vehicle for the assets of an employer plan. If you choose this option, the annual amount of plan contributions must be at least $10,000. We call this type of plan an "exclusive funding employer plan"; or

o as a partial investment funding vehicle for an employer plan. If you choose this option, the aggregate amount of contributions in the initial participation year must be at least $50,000, and the annual aggregate amount of contributions thereafter must be at least $25,000. We determine at our sole discretion if this option will be available to you. We call this type of plan a "partial funding employer plan." We do not offer the guaranteed interest account with a partial funding employer plan. You must enter into a partial funding agreement with us to use this partial funding employer plan.


An exclusive funding employer plan may not change its participation basis to that of a partial funding employer plan, or vice versa, unless the underwriting and other requirements referred to above are satisfied and approved by us.

We reserve:

o  the right to change these amounts in the future for new sales only; and

o  the right to impose higher annual minimums for certain plans.

We will give you advance notice of any such changes.

You also have the choice of using RIA with two types of plans. You may use RIA for:

o participant-directed employer plans, which permit participants to allocate contributions and transfer account accumulations among the investment options; or

o trustee-directed employer plans, which permit these types of investment decisions to be made only by the employer, a trustee or any named fiduciary or an authorized delegate of the plan.

At our sole discretion, a trustee-directed plan may change its participation basis to a participant-directed plan.


MAKING THE RIGHT CHOICES FOR YOUR PLAN DEPENDS ON YOUR OWN SET OF CIRCUMSTANCES. WE RECOMMEND THAT YOU REVIEW ALL CONTRACTS, TRUST, PARTICIPATION AND RELATED AGREEMENTS WITH YOUR LEGAL AND TAX COUNSEL.


GETTING STARTED

To enroll in RIA, a partnership, sole proprietor or corporation must adopt the Master Retirement Trust as part of its employer plan. You also must execute the participation or installation agreement, and provide us with certain plan

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  29
--------------------------------------------------------------------------------

information. We will not accept contributions until we accept the enrollment of the employer plan.

HOW TO MAKE CONTRIBUTIONS

REGULAR CONTRIBUTIONS. Contributions may be made by check or by wire transfer. All contributions under an employer plan should be sent to the address under "For contributions checks only" in "Information once you join RIA" in the back of this prospectus. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. Third-party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Contributions are normally credited on the business day that we receive them. Contributions are only accepted from the employer or plan trustee.

There is no minimum amount for each contribution where employer plan contributions are made on a basis more frequent than annually. The total amount of contributions under an employer plan is limited by law. See "Tax information."

ROLLOVER OR TRANSFERS FROM ANOTHER PLAN. You can change the funding of an existing plan to use RIA. Before making a change, however, you should carefully consider the following:

o the comparative costs and benefits under existing funding arrangements and under RIA; and

o the amendments or changes that may have to be made in the plan if funds are transferred.

To make a rollover or transfer to RIA, funds must be in cash. Therefore, any assets accumulated under an existing plan will have to be liquidated for cash.

SELECTING INVESTMENT OPTIONS

You can select from the investment options available under the contracts. The maximum number of active options you may select at any time is 25. Plan participant choices will be limited to the investment options selected. If the Plan is intended to comply with the requirements of ERISA Section 404(c), the employer or the plan trustee is responsible for making sure that the investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") Section 404(c) regulations.

Generally, for participant-directed plans, if you intend for your plan to comply with ERISA Section 404(c), you should, among other things:

o select the Alliance Money Market Fund if you select any of the Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds; or

o select the guaranteed interest account if you do not select any of the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Small Cap Growth or Alliance Conservative Investors Funds.

If you select any of the Alliance Money Market, Alliance Bond, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield or Alliance Conservative Investors Funds and the guaranteed interest account, certain restrictions will apply to transfers out of the guaranteed interest account. The Alliance Bond Fund is available only to employer plans that signed an Agreement to participate in that Fund prior to June 1, 1994, and, as described below, special transfer rules apply for these employer plans. If you add any of the Funds of Separate Account Nos. 51 or 66, the Alliance Bond Fund will no longer be subject to any transfer restrictions. However, transfers out of the guaranteed interest account will be subject to certain restrictions.

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  30
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ALLOCATING PROGRAM CONTRIBUTIONS

We allocate contributions to the investment options in accordance with the allocation instructions provided to us by the plan trustee or the individual who the plan trustee has previously authorized in writing. Allocations may be made by dollar amounts or in any whole number percentages that total 100%.

Allocation changes may be made without charge, but may be subject to employer plan provisions that may limit or disallow such movements.

6 Distributions

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  31
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Keep in mind two sets of rules when considering distributions or withdrawals from RIA. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan, which are not described here.

Moreover, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax information" in this prospectus and the SAI. You should discuss your options with a qualified financial advisor. Our service consultants also can be of assistance. Certain plan distributions may be subject to a contingent withdrawal charge, federal income tax, and penalty taxes. See "Charges and expenses" and "Tax information."

AMOUNTS IN THE FUNDS. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of EQ Advisors Trust, as applicable. See "When we pay proceeds."

AMOUNTS IN THE GUARANTEED INTEREST ACCOUNT. These are generally available for distribution at any time, subject to the provisions of your plan. A deferred payout provision, however, applies to trustee-directed employer plans which are terminating their RIA Contract. Under that provision, we can defer payment of the employer plan balance held in the guaranteed interest account, less the contingent withdrawal charge, by paying out the balance in six installments over five years. During the deferred payout period, we credit the balances upon which we defer payment with the current interest rate declared for each year. We also continue to deduct the ongoing operations fee monthly from the balance during the deferred payout period.

When we impose the deferred payout provision, any trustee-directed employer plan benefits becoming due during the deferred payout period will not be paid from the employer plan balance in the guaranteed interest account. If, however, sufficient funds are available, the benefits would be paid from the new funding vehicle for the trustee-directed employer plan.

Participant-directed employer plans are not subject to the deferred payout provision.

------
  32
--------------------------------------------------------------------------------

                    ILLUSTRATION OF DEFERRED PAYOUT PROVISION

Transaction Date              End of Year 1                End of Year 2
---------------------------------------------------------------------------------------
  guaranteed interest account
  Plan Assets
- Withdrawal Charge
---------------------
Distribution Amount 1
Dist. Amt. 1  = 1st Payment
--------------
     6
Dist. Amount 1
- 1st Payment
-------------
   Balance 1  -->             Balance 1
                              + Interest
                              - Operations Fee
                              --------------------
                              Distribution Amount 2
                              Dist. Amt. 2  = 2nd Payment
                              --------------
                                    5
                              Dist. Amount 2
                              - 2nd Payment
                              -------------
                                  Balance  -->             Balance 2
                                                           + Interest
                                                           - Operations Fee
                                                           ---------------------
                                                           Distribution Amount 3
                                                           Dist. Amt. 3  = 3rd Payment
                                                           --------------
                                                                 4
                                                           Dist. Amount 3
                                                           - 3rd Payment
                                                           -------------
                                                              Balance  -->

  End of Year 3                End of Year 4                End of Year 5
-------------------------------------------------------------------------
  Balance 3
  + Interest
   - Operations Fee
   ----------------------------
   Distribution Amount 4
   Dist. Amt. 4  = 4th Payment
   --------------
        3
   Dist. Amount 4
   - 4th Payment
   -------------
      Balance  -->              Balance 4
                                + Interest
                                - Operations Fee
                                ----------------------------
                                Distribution Amount 5
                                Dist. Amt. 5  = 5th Payment
                                --------------
                                     2
                                Dist. Amount 5
                                - 5th Payment
                                -------------
                                   Balance  -->              Balance 5
                                                             + Interest
                                                             - Operations Fee
                                                             ------------------
                                                             Final Distribution

7 Optional participant recordkeeping services

------
  33
--------------------------------------------------------------------------------

SERVICES PROVIDED. If you elect the optional participant recordkeeping services
(PRS) program, we:

o establish an individual participant account for each participant covered by your plan based on data you provide;

o receive and deposit contributions on behalf of participants to individual participant accounts;

o maintain records reflecting, for each participant, contributions, transfers, loan transactions, withdrawals and investment experience and interest accrued, as applicable, on an individual participant's proportionate values in the plan;

o provide to you individual participants' reports reflecting the activity in the individual participant's proportionate interest in the plan; and

o process transfers and distributions of the participant's portion of his or her share of the employer plan assets among the investment options as you instruct.

You are responsible for providing Equitable Life with required information and for complying with our procedures relating to the PRS program. We will not be liable for errors in recordkeeping if the information you provide is not provided on a timely basis or is incorrect. The plan administrator retains full responsibility for the income tax withholding and reporting requirements including required notices to the plan participants, as set forth in the federal income tax rules and applicable Treasury Regulations.

INVESTMENT OPTIONS. You must include the guaranteed interest account in the investment options if you select PRS.

FEES. We charge an annual fee of $25 per active participant paid in twelve equal monthly installments of $2.08. We deduct the fee from the individual participant's account at the end of each month by means of a reduction of units or a cash withdrawal from the guaranteed interest account. We retain the right to change the fee upon 30 days notice to the employer. See "Charges and expenses."

ENROLLMENT. You may enroll for PRS at the time your plan is established with us under RIA, or at any time thereafter. Enrollment is subject to our approval, at our sole discretion. We have summarized the main features of PRS here, and participation in this aspect of the RIA program is subject to the terms set forth in the participation agreement (including any separate supplementary agreement) entered into between you and us.

8 Rates of return

------
  34
--------------------------------------------------------------------------------

In order to show how the performance of the Funds may affect employer balances, the following tables provide a historical view of investment performance. The information presented includes performance results for each Fund including, for the Funds of Separate Account Nos. 51 and 66, performance results since inception of the corresponding portfolios, along with the appropriate benchmarks. These performance results are based on the change in the unit value for the periods shown. Note that year-to-date figures are not annualized.

Performance data for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds reflect (i) the investment results of the Fund since inception and (ii) the investment management and financial accounting fee. We have recalculated performance prior to June 1, 1994 to reflect the deduction of this fee even though it did not apply as an asset-based charge.

Performance data for the Funds of Separate Account Nos. 51 and 66 reflect (i) the investment results of the corresponding portfolios of EQ Advisors Trust respectively, from the date of inception of those portfolios, (ii) the actual investment advisory fee and direct operating expenses of the relevant portfolio and (iii) for Separate Account No. 51, the separate account administrative charge (although this latter charge was not an asset-based charge before the portfolios were available under RIA).

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios in which the Funds of Separate Account No. 51 invest, were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

None of the data reflects the ongoing operations fee or the loan fee, annuity administrative fee or charge for premium taxes, which may not be applicable to any particular participant. Because rates of return do not reflect the ongoing operations fee or other charges and fees applicable to employer plans under RIA, the rate of return for an employer plan would be lower if such charges and fees were reflected.

For amounts allocated or transferred to a Fund, investment return and principal will fluctuate and unit values may be worth more or less than the original cost when redeemed.

Market indices are not subject to any charges for investment advisory fees typically associated with a managed portfolio. Comparisons with these benchmarks, therefore, are of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

COMPARATIVE BENCHMARKS

ALLIANCE AGGRESSIVE STOCK: 50% Russell 2000 Small Stock Index and 50% Standard & Poor's Mid-Cap Total Return.

ALLIANCE BALANCED: 50% Standard & Poor's 500 and 50% Lehman Government/Corporate Bond Index.

ALLIANCE BOND: Lehman Intermediate Government/ Corporate Bond Index.

ALLIANCE COMMON STOCK: Standard & Poor's 500 Index.

ALLIANCE CONSERVATIVE INVESTORS: 70% Lehman Treasury Bond Composite Index and 30% Standard & Poor's 500.

ALLIANCE EQUITY INDEX: Standard & Poor's 500.

ALLIANCE GLOBAL: Morgan Stanley Capital International World Index.

ALLIANCE GROWTH AND INCOME: 75% Standard & Poor's 500 Index, and 25% Value Line Convertibles Index.

ALLIANCE GROWTH INVESTORS: 30% Lehman Government/Corporate Bond Index and 70% Standard & Poor's 500.


ALLIANCE HIGH YIELD: Benchmark #1 - Merrill Lynch High Yield Master Index and Benchmark #2 - Credit Suisse First Boston Global High Yield Index.

----------
  35
--------------------------------------------------------------------------------

ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: Lehman Intermediate Government Bond Index.

ALLIANCE INTERNATIONAL: Morgan Stanley Capital International Europe, Australia, Far East Index.

ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill Index.


EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.


ALLIANCE QUALITY BOND: Lehman Aggregate Bond Index.

ALLIANCE SMALL CAP GROWTH: Russell 2000 Growth.


EQ/ALLIANCE TECHNOLOGY: NASDAQ Composite.

CALVERT SOCIALLY RESPONSIBLE: Standard & Poor's 500 Index.


CAPITAL GUARDIAN INTERNATIONAL: Morgan Stanley Capital International Europe, Australia, Far East Index.

CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.

CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.


EQ/EVERGREEN: Benchmark #1 - Russell 2000 Index and Benchmark #2 - Standard & Poor's 500 Index.


EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500 Index/40% Lehman Brothers Aggregate Bond Index.

LAZARD LARGE CAP VALUE: Standard & Poor's 500 Index.

LAZARD SMALL CAP VALUE: Russell 2000 Index.

MFS EMERGING GROWTH COMPANIES: Russell 2000 Index.

MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.

MFS RESEARCH: Standard & Poor's 500 Index.


MERCURY BASIC VALUE EQUITY: Standard & Poor's 500 Index.

MERCURY WORLD STRATEGY: 36% Standard & Poor's 500/24% Morgan Stanley Capital International Europe, Australia, Far East/21% Salomon Brothers U.S. Treasury Bond 1 Year+/14% Salomon Brothers World Government Bond Ex U.S./5% 3-Month T-Bill.


MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley Capital International Emerging Markets Free Price Return Index.

EQ/PUTNAM BALANCED: 60% Standard & Poor's 500 Index and 40% Lehman Government/Corporate Bond Index

EQ/PUTNAM GROWTH & INCOME VALUE: Standard & Poor's 500 Index.

EQ/PUTNAM INTERNATIONAL EQUITY: Morgan Stanley Capital International Europe, Australia, Far East Index.

EQ/PUTNAM INVESTORS GROWTH: Standard & Poor's 500 Index.

T. ROWE PRICE EQUITY INCOME: Standard & Poor's 500 Index.

T. ROWE PRICE INTERNATIONAL STOCK: Morgan Stanley Capital International Europe, Australia, Far East Index.


WARBURG PINCUS SMALL COMPANY VALUE: Benchmark #1 - Russell 2000 Index and Benchmark #2 - Russell 2000 Value Index.


LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc. (Lipper), the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of RIA performance for the Funds of Separate Account No. 51 relative to other variable annuity products.

LIPPER. The Lipper Mutual Funds Survey (Lipper) records the performance of over 7,000 mutual funds. According to Lipper Analytical Services, Inc., the data are presented net of investment management fees, direct operating expenses,

------
  36
--------------------------------------------------------------------------------

and, for funds with Rule 12b-1 plans, asset-based sales charges. Lipper data provide a more accurate picture of RIA performance for the Funds of Separate Account No. 66 relative to that of other mutual funds underlying retirement plan products than the market indices.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends. Cumulative rates of return reflect performance over a stated period of time. Annualized rates of return represent the annual rate of growth that would have produced the same cumulative return, if performance had been constant over the entire period.

The performance of the Funds does not represent the actual experience of a particular participating employer plan; the amount and timing of contributions affects individual performance, as do Fund expenses. For a discussion of charges and fees and how they are deducted from a RIA plan, see "Charges and expenses."


PAST PERFORMANCE IS NOT A GUARANTEE OR INDICATION OF FUTURE RESULTS. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS OR UPON DISTRIBUTION.

------
  37
--------------------------------------------------------------------------------


         ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



-------------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE
                                         1 YEAR      3 YEARS      5 YEARS      10 YEARS     20 YEARS    INCEPTION*
-------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK
 (SEPARATE ACCOUNT NO. 3)                17.41%        4.48%        12.90%       14.87%       14.55%        10.44%
-------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap Growth Funds Avg.        72.56%       30.78%        27.19%       18.33%       16.34%        11.76%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                               18.09%       17.48%        19.92%       15.41%        N/A           N/A
-------------------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED (SEPARATE
 ACCOUNT NO. 10)                         15.25%       15.99%        15.91%       11.39%       13.99%        14.22%
-------------------------------------------------------------------------------------------------------------------
 Lipper Balanced Funds Avg.               8.73%       13.78%        16.24%       11.82%       13.37%        13.25%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                9.07%       16.47%        17.93%       13.04%       14.14%        13.86%
-------------------------------------------------------------------------------------------------------------------
ALLIANCE BOND (SEPARATE
 ACCOUNT NO. 13)                         (0.37)%       5.01%         6.56%        6.76%           -          9.50%
-------------------------------------------------------------------------------------------------------------------
 Lipper Gen. U.S. Gov't                  (3.01)%       4.52%         6.51%        6.63%           -          9.77%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                0.39%        5.50%         7.10%        7.26%           -          9.89%
-------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK
 (SEPARATE ACCOUNT NO. 4)                35.10%       18.61%        20.97%       15.30%       17.16%        13.70%
-------------------------------------------------------------------------------------------------------------------
 Lipper Large Cap Growth Avg.            22.31%       24.78%        25.53%       16.66%       16.14%        13.13%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                               21.04%       27.56%        28.56%       18.21%       17.88%        13.31%
-------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE
 INVESTORS                               10.14%       12.41%        12.47%        9.94%           -         10.01%
-------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Income                   4.42%       11.65%        13.70%       10.10%           -         10.15%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                4.19%       12.07%        13.60%       10.75%           -         10.68%
-------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                    20.38%       26.91%        27.84%           -            -         23.63%
-------------------------------------------------------------------------------------------------------------------
 S&P 500 Index                           19.36%       25.86%        26.81%           -            -         23.89%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                               21.03%       27.56%        28.56%           -            -         24.14%
-------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                          38.53%       23.51%        20.74%       15.84%           -         14.46%
-------------------------------------------------------------------------------------------------------------------
 Lipper Global                           44.62%       23.92%        20.57%       11.65%           -         11.06%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                               24.93%       21.61%        19.76%       11.42%           -         10.74%
-------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND INCOME               18.66%       22.09%        22.08%           -            -         17.15%
-------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                  12.90%       17.23%        20.50%           -            -         16.45%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                               20.71%       23.10%        25.01%           -            -         18.77%
-------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS                26.58%       20.79%        20.19%       17.08%           -         17.08%
-------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio               10.45%       14.19%        15.15%       11.65%           -         11.68%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                               13.77%       20.90%        22.15%       15.13%           -         15.15%
-------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                      (3.35)%       2.79%         9.86%       10.23%           -          9.36%
-------------------------------------------------------------------------------------------------------------------
 Lipper High Current Yield                3.65%        4.82%         8.59%        9.61%           -          7.79%
-------------------------------------------------------------------------------------------------------------------
 Benchmark #1                             1.57%        5.91%         9.61%       10.79%           -          9.99%
-------------------------------------------------------------------------------------------------------------------
 Benchmark #2                             3.28%        5.37%         9.07%       11.06%           -         10.04%
-------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE
 GOVERNMENT SECURITIES                    0.02%        4.96%         6.34%           -            -          6.26%
-------------------------------------------------------------------------------------------------------------------
 Lipper U.S. Government                  (2.60)%       4.04%         5.81%           -            -          5.89%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                                0.49%        5.50%         6.93%           -            -          6.76%
-------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                   37.31%       13.76%            -            -            -         13.16%
-------------------------------------------------------------------------------------------------------------------
 Lipper International                    43.24%       18.74%            -            -            -         16.13%
-------------------------------------------------------------------------------------------------------------------
 Benchmark                               26.96%       15.74%            -            -            -         13.11%
-------------------------------------------------------------------------------------------------------------------

------
  38
--------------------------------------------------------------------------------


   ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                                         1 YEAR       3 YEARS     5 YEARS     10 YEARS     20 YEARS    INCEPTION*
------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                      4.96%        5.24%       5.36%        5.16%          -           6.95%
------------------------------------------------------------------------------------------------------------------
 Lipper Money Market                       3.78%        4.05%       4.16%        3.96%          -           5.70%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                 4.74%        5.01%       5.20%        5.06%          -           6.65%
------------------------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                     (2.00)%       5.15%       7.47%           -           -           4.96%
------------------------------------------------------------------------------------------------------------------
 Lipper Corporate Bond A-Rated            (2.56)%       4.06%       6.53%           -           -           4.36%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                (0.82)%       5.73%       7.73%           -           -           5.64%
------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                 27.75%           -           -            -           -          17.83%
------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap                         34.26%           -           -            -           -          19.49%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                43.09%           -           -            -           -          25.88%
------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN                               9.70%                                                            9.70%
------------------------------------------------------------------------------------------------------------------
 Lipper Growth                            29.78%           -           -            -           -          29.78%
------------------------------------------------------------------------------------------------------------------
 Benchmark #1                             21.26%           -           -            -           -          21.26%
------------------------------------------------------------------------------------------------------------------
 Benchmark #2                             21.03%           -           -            -           -          21.03%
------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN FOUNDATION                    7.38%           -           -            -           -           7.38%
------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                           8.69%           -           -            -           -           8.69%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                11.15%                                                           11.15%
------------------------------------------------------------------------------------------------------------------
LAZARD LARGE CAP VALUE                     3.55%                                                           11.46%
------------------------------------------------------------------------------------------------------------------
 Lipper Capital Appreciation              43.66%           -           -            -           -          32.61%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                21.03%           -           -            -           -          24.76%
------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE                     1.66%                                                           (2.77)%
------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap                         34.26%           -           -            -           -          16.02%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                21.26%           -           -            -           -           8.70%
------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH
 COMPANIES                                73.62%           -           -            -           -          48.20%
------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap                           51.65%           -           -            -           -          32.50%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                21.26%           -           -            -           -          16.99%
------------------------------------------------------------------------------------------------------------------
MFS GROWTH WITH INCOME                     8.76%           -           -            -           -           8.76%
------------------------------------------------------------------------------------------------------------------
 Lipper Growth and Income                 12.90%           -           -            -           -          12.90%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                21.03%           -           -            -           -          21.03%
------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                              23.12%           -           -            -           -          23.93%
------------------------------------------------------------------------------------------------------------------
 Lipper Growth                            29.78%           -           -            -           -          29.33%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                21.03%           -           -            -           -          27.36%
------------------------------------------------------------------------------------------------------------------
MERCURY BASIC VALUE EQUITY                19.00%           -           -            -           -          17.93%
------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                   12.90%           -           -            -           -          18.00%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                21.03%           -           -            -           -          27.36%
------------------------------------------------------------------------------------------------------------------
MERCURY WORLD STRATEGY                    21.35%           -           -            -           -          12.11%
------------------------------------------------------------------------------------------------------------------
 Lipper Global Flexible Portfolio         12.93%           -           -            -           -          11.91%
------------------------------------------------------------------------------------------------------------------
 Benchmark                                13.07%           -           -            -           -          16.18%
------------------------------------------------------------------------------------------------------------------

------
  39
--------------------------------------------------------------------------------


   ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                                                                   SINCE
                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS     20 YEARS    INCEPTION*
------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING
 MARKETS EQUITY                     95.82%         -           -            -            -          5.76%
------------------------------------------------------------------------------------------------------------
 Lipper Emerging Markets            82.53%         -           -            -            -          2.90%
------------------------------------------------------------------------------------------------------------
 Benchmark                          66.41%         -           -            -            -         (0.88)%
------------------------------------------------------------------------------------------------------------
EQ/PUTNAM BALANCED                   0.01%         -           -            -            -          9.69%
------------------------------------------------------------------------------------------------------------
 Lipper Balanced                     8.69%         -           -            -            -         13.91%
------------------------------------------------------------------------------------------------------------
 Benchmark                          11.39%         -           -            -            -         18.81%
------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH &
 INCOME VALUE                      (1.27)%         -           -            -            -         10.13%
------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income             12.90%         -           -            -            -         18.00%
------------------------------------------------------------------------------------------------------------
 Benchmark                          21.03%         -           -            -            -         27.36%
------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL
 EQUITY                             60.24%                                                         31.98%
------------------------------------------------------------------------------------------------------------
 Lipper International               43.24%         -           -            -            -         20.38%
------------------------------------------------------------------------------------------------------------
 Benchmark                          26.96%         -           -            -            -         18.32%
------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INVESTORS
 GROWTH                             30.24%                                                         34.64%
------------------------------------------------------------------------------------------------------------
 Lipper Growth                      29.78%         -           -            -            -         29.33%
------------------------------------------------------------------------------------------------------------
 Benchmark                          21.03%         -           -            -            -         27.36%
------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME          3.54%         -           -            -            -         12.80%
------------------------------------------------------------------------------------------------------------
 Lipper Equity Income                6.90%         -           -            -            -         14.28%
------------------------------------------------------------------------------------------------------------
 Benchmark                          21.03%         -           -            -            -         27.36%
------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL
 STOCK                              31.92%         -           -            -            -         15.73%
------------------------------------------------------------------------------------------------------------
 Lipper International               43.24%         -           -            -            -         20.38%
------------------------------------------------------------------------------------------------------------
 Benchmark                          26.96%         -           -            -            -         18.32%
------------------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL
  COMPANY VALUE                      1.80%         -           -            -            -          3.33%
------------------------------------------------------------------------------------------------------------
 Lipper Small-Cap                   34.26%         -           -            -            -         24.22%
------------------------------------------------------------------------------------------------------------
 Benchmark #1                       21.26%         -           -            -            -         16.99%
------------------------------------------------------------------------------------------------------------
 Benchmark #2                       (1.49)%        -           -            -            -          7.06%
------------------------------------------------------------------------------------------------------------



----------
* The portfolio inception dates for the portfolios underlying the Funds of Separate Account No. 51 shown in the tables are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on 10/18/99. The portfolio inception dates for the following portfolios are: 5/1/67 for Alliance Aggressive Stock; 6/25/79 for Alliance Balanced; 4/28/81 for Alliance Bond; 7/1/69 for Alliance Common Stock; 10/2/89 for Alliance Conservative Investors; 3/1/94 for Alliance Equity Index; 8/27/87 for Alliance Global; 10/1/93 for Alliance Growth and Income; 10/2/89 for Alliance Growth Investors; 1/2/87 for Alliance High Yield; 4/28/81 for Alliance Intermediate Government Securities; 4/3/95 for Alliance International; 7/13/81 for Alliance Money Market; 10/1/93 for Alliance Quality Bond; 5/1/97 for Alliance Small Cap Growth; 12/31/97 for Lazard Large Cap Value and Lazard Small Cap Value; 5/1/97 for Mercury Basic Value Equity, Mercury World Strategy, MFS Emerging Growth Companies, and MFS Research; 8/20/97 for Morgan Stanley Emerging Markets Equity; 5/1/97 for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, EQ/Putnam International

------
  40
--------------------------------------------------------------------------------


      Equity, EQ/Putnam Investors Growth, T. Rowe Price Equity Income, T. Rowe Price International Stock, and Warburg Pincus Small Company Value, EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (12/31/98).

      The inception dates for the portfolios that began after December 31, 1998 and therefore not shown in the tables are: EQ/Alliance Premier Growth, Capital Guardian International, Capital Guardian Research, and Capital Guardian U.S. Equity (4/30/99); Calvert Socially Responsible (8/30/99); and EQ/Alliance Technology (5/1/00).

      Lipper survey and benchmark "since portfolio inception" information are as of month-end closest to the actual date of portfolio inception.

------
  41
--------------------------------------------------------------------------------


        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999



----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   SINCE
                                       1 YEAR       3 YEARS       5 YEARS       10 YEARS        20 YEARS         INCEPTION*
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE AGGRESSIVE STOCK
 (SEPARATE ACCOUNT NO.3)               17.41%         14.04%        83.46%        299.93%        1,412.82%        2,002.39%
----------------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap Growth                 72.56%        130.34%       242.57%        469.32%        2,243.44%        3,300.25%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark                             18.09%         62.12%       147.96%        319.19%          N/A              N/A
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED (SEPARATE
 ACCOUNT NO. 10)                       15.25%         56.04%       109.23%        193.97%        1,272.35%        1,429.53%
----------------------------------------------------------------------------------------------------------------------------
 Lipper Balance Funds Avg.              8.73%         47.94%       113.55%        207.95%        1,152.66%        1,209.70%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark                              9.07%         58.00%       128.08%        240.54%        1,308.42%        1,333.16%
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE BOND (SEPARATE
 ACCOUNT NO. 13)                       (0.37)%        15.78%        37.41%         92.35%               -           445.02%
----------------------------------------------------------------------------------------------------------------------------
 Lipper Gen. U.S. Gov't Funds
  Avg.                                 (3.01)%        14.19%        37.16%         90.27%               -           470.94%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark                              0.39%         17.42%        40.91%        101.58%               -           482.62%
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE COMMON STOCK
 (SEPARATE ACCOUNT NO. 4)              35.10%         66.88%       159.05%        315.17%        2,274.42%        4,920.78%
----------------------------------------------------------------------------------------------------------------------------
 Lipper Large-Cap Growth               22.31%         94.95%       213.21%        373.19%        2,088.16%        5,151.09%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark                             21.04%        107.56%       251.12%        432.78%        2,584.39%        4,435.35%
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE CONSERVATIVE
 INVESTORS                             10.14%         42.06%        79.96%        157.86%               -           165.82%
----------------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio              4.42%         39.31%        91.71%        163.35%               -           169.02%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark                              4.19%         40.74%        89.21%        177.71%               -           186.90%
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE EQUITY INDEX                  20.38%        104.41%       241.43%             -                -           245.12%
----------------------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index                  19.36%         99.37%       227.98%             -                -           242.77%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark                             21.03%        107.56%       251.12%             -                -           253.66%
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GLOBAL                        38.53%         88.40%       156.56%        335.00%               -           430.25%
----------------------------------------------------------------------------------------------------------------------------
 Lipper Global                         44.62%         93.38%       162.57%        205.54%               -           273.03%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark                             24.93%         79.83%       146.35%        194.99%               -           252.80%
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH AND
 INCOME                                18.66%         82.00%       171.17%             -                -           168.93%
----------------------------------------------------------------------------------------------------------------------------
 Lipper Growth and Income              12.90%         62.52%       157.04%             -                -           158.01%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark #1                          20.71%         86.55%       205.26%             -                -           204.09%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark #2                           3.28%         17.00%        54.39%        185.43%               -           246.92%
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH INVESTORS              26.58%         76.23%       150.78%        383.92%               -           403.23%
----------------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio             10.45%         49.38%       103.90%        204.29%               -           211.11%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark                             13.77%         76.71%       171.92%        309.28%               -           352.50%
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE HIGH YIELD                    (3.35)%         8.62%        60.06%        164.96%               -           220.01%
----------------------------------------------------------------------------------------------------------------------------
 Lipper High Current Yield              3.65%         15.25%        51.19%        151.82%               -           166.74%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark #1                           1.57%         18.80%        58.22%        178.72%               -           245.03%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark #2                           3.28%         17.00%        54.39%        185.43%               -           246.92%
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE
 GOVERNMENT SECURITIES                  0.14%         15.76%        36.15%             -                -            70.39%
----------------------------------------------------------------------------------------------------------------------------
 Lipper U.S. General Government        (2.60)%        12.55%        32.56%             -                -            64.40%
----------------------------------------------------------------------------------------------------------------------------
 Benchmark                              0.49%         17.43%        39.81%             -                -            77.41%
----------------------------------------------------------------------------------------------------------------------------

------
  42
--------------------------------------------------------------------------------


   CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                                                                              SINCE
                                         1 YEAR       3 YEARS       5 YEARS      10 YEARS     20 YEARS     INCEPTION*
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE INTERNATIONAL                   37.78%         47.80%            -             -         -            80.63%
-----------------------------------------------------------------------------------------------------------------------
 Lipper International                    43.24%         69.17%            -             -         -           103.07%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               26.96%         55.06%            -             -         -            79.52%
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE MONEY MARKET                     4.96%         16.56%        29.83%        65.45%        -           245.81%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Money Market                      3.78%         12.64%        22.65%        47.52%        -           178.18%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                                4.74%         15.79%        28.88%        63.79%        -           229.35%
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE QUALITY BOND                    (2.00)%        16.25%        43.34%            -         -            35.34%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Corporate Bond A-Rated           (2.56)%        12.69%        37.39%            -         -            30.19%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               (0.82)%        18.02%        45.12%            -         -            40.97%
-----------------------------------------------------------------------------------------------------------------------
ALLIANCE SMALL CAP GROWTH                27.91%             -             -             -         -            55.18%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Small-Cap                        34.26%             -             -             -         -            62.98%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               43.09%             -             -             -         -            84.91%
-----------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN                              9.70%             -             -             -         -             9.70%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Growth                           29.78%             -             -             -         -            29.78%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark #1                            21.26%             -             -             -         -            21.26%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark #2                            21.03%             -             -             -         -            21.03%
-----------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN FOUNDATION                   7.38%             -             -             -         -             7.38%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                          8.69%             -             -             -         -             8.69%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               11.15%             -             -             -         -            11.15%
-----------------------------------------------------------------------------------------------------------------------
LAZARD LARGE CAP VALUE                    3.55%             -             -             -         -            24.27%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Capital Appreciation             43.66%             -             -             -         -            79.44%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               21.03%             -             -             -         -            55.65%
-----------------------------------------------------------------------------------------------------------------------
LAZARD SMALL CAP VALUE                    1.66%             -             -             -         -            (5.48)%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap                        34.26%             -             -             -         -            37.82%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               21.26%             -             -             -         -            18.17%
-----------------------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH COMPANIES            73.62%             -             -             -         -           186.01%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap                          51.65%             -             -             -         -           120.85%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               21.26%             -             -             -         -            52.05%
-----------------------------------------------------------------------------------------------------------------------
MFS GROWTH WITH INCOME                    8.76%             -             -             -         -             8.76%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                  12.90%             -             -             -         -            12.90%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               21.03%             -             -             -         -            21.03%
-----------------------------------------------------------------------------------------------------------------------
MFS RESEARCH                             23.12%             -             -             -         -            77.36%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Growth                           29.78%             -             -             -         -           101.13%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               21.03%             -             -             -         -            90.75%
-----------------------------------------------------------------------------------------------------------------------
MERCURY BASIC VALUE EQUITY               19.00%             -             -             -         -            55.35%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                  12.90%             -             -             -         -            56.85%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               21.03%             -             -             -         -            90.75%
-----------------------------------------------------------------------------------------------------------------------
MERCURY WORLD STRATEGY                   21.35%             -             -             -         -            35.70%
-----------------------------------------------------------------------------------------------------------------------
 Lipper Global Flexible Portfolio        12.93%             -             -             -         -            35.69%
-----------------------------------------------------------------------------------------------------------------------
 Benchmark                               13.07%             -             -             -         -            49.16%
-----------------------------------------------------------------------------------------------------------------------

------
  43
--------------------------------------------------------------------------------


   CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999 (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                                           1 YEAR      3 YEARS     5 YEARS    10 YEARS    20 YEARS    INCEPTION*
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING MARKETS
 EQUITY                                    95.81%         -           -           -           -          13.97%
-----------------------------------------------------------------------------------------------------------------
 Lipper Emerging Markets                   82.53%         -           -           -           -           7.48%
-----------------------------------------------------------------------------------------------------------------
 Benchmark                                 66.41%         -           -           -           -           5.32%
-----------------------------------------------------------------------------------------------------------------
EQ/PUTNAM BALANCED                          0.01%         -           -           -           -          28.03%
-----------------------------------------------------------------------------------------------------------------
 Lipper Balanced                            8.69%         -           -           -           -          42.44%
-----------------------------------------------------------------------------------------------------------------
 Benchmark                                 11.39%         -           -           -           -          61.21%
-----------------------------------------------------------------------------------------------------------------
EQ/PUTNAM GROWTH & INCOME VALUE            (1.27)%        -           -           -           -          29.39%
-----------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                    12.90%         -           -           -           -          56.85%
-----------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%         -           -           -           -          90.75%
-----------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INTERNATIONAL EQUITY             60.24%         -           -           -           -         109.86%
-----------------------------------------------------------------------------------------------------------------
 Lipper International                      43.24%         -           -           -           -          65.44%
-----------------------------------------------------------------------------------------------------------------
 Benchmark                                 26.96%         -           -           -           -          56.70%
-----------------------------------------------------------------------------------------------------------------
EQ/PUTNAM INVESTORS GROWTH                 30.24%         -           -           -           -         121.33%
-----------------------------------------------------------------------------------------------------------------
 Lipper Growth                             29.78%         -           -           -           -         101.13%
-----------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%         -           -           -           -          90.75%
-----------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME                 3.54%         -           -           -           -          37.95%
-----------------------------------------------------------------------------------------------------------------
 Lipper Equity Income                       6.90%         -           -           -           -          43.31%
-----------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%         -           -           -           -          90.75%
-----------------------------------------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL STOCK          31.92%         -           -           -           -          47.63%
-----------------------------------------------------------------------------------------------------------------
 Lipper International                      43.24%         -           -           -           -          65.44%
-----------------------------------------------------------------------------------------------------------------
 Benchmark                                 29.26%         -           -           -           -          56.70%
-----------------------------------------------------------------------------------------------------------------
WARBURG PINCUS SMALL COMPANY VALUE          1.80%         -           -           -           -           9.14%
-----------------------------------------------------------------------------------------------------------------
 Lipper Small-Cap                          34.26%         -           -           -           -          83.94%
-----------------------------------------------------------------------------------------------------------------
 Benchmark #1                              21.26%         -           -           -           -          52.05%
-----------------------------------------------------------------------------------------------------------------
 Benchmark #2                              (1.49)%        -           -           -           -          19.99%
-----------------------------------------------------------------------------------------------------------------



----------
* Portfolio inception dates are shown in Table 1. Lipper survey and benchmark "since portfolio inception" information are as of month-end closest to the actual date of portfolio inception.

------
  44
--------------------------------------------------------------------------------

                        RIA YEAR-BY-YEAR RATES OF RETURN


----------------------------------------------------------------------------------------------
                                              1990        1991         1992           1993
----------------------------------------------------------------------------------------------
Alliance Aggressive Stock (Separate
  Account No. 3)                              8.85%       87.18%       (3.01)%       15.19%
----------------------------------------------------------------------------------------------
Alliance Balanced (Separate Account
  No. 10)                                    (0.65)%      41.23%       (2.83)%       12.54%
----------------------------------------------------------------------------------------------
Alliance Bond (Separate Account
  No. 13)                                     7.82%       14.45%        6.03%         9.21%
----------------------------------------------------------------------------------------------
Alliance Common Stock (Separate
  Account No. 4)                            (11.35)%      52.03%        1.22%        19.81%
----------------------------------------------------------------------------------------------
Alliance Equity Index                            -            -            -             -
----------------------------------------------------------------------------------------------
Alliance Global                              (6.11)%      30.49%       (0.56)%       32.06%
----------------------------------------------------------------------------------------------
Alliance Growth and Income                       -            -            -         (0.27)%*
----------------------------------------------------------------------------------------------
Alliance Growth Investors                    10.56%       48.84%        4.88%        15.20%
----------------------------------------------------------------------------------------------
Alliance High Yield                          (1.15)%      24.40%       12.26%        23.08%
----------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                     -        12.03%        5.54%        10.52%
----------------------------------------------------------------------------------------------
Alliance International                           -            -            -             -
----------------------------------------------------------------------------------------------
Alliance Money Market                         8.19%        6.13%        3.48%         2.94%
----------------------------------------------------------------------------------------------
Alliance Quality Bond                            -            -            -         (0.52)%*
----------------------------------------------------------------------------------------------
Alliance Small Cap Growth                        -            -            -             -
----------------------------------------------------------------------------------------------
EQ/Evergreen                                     -            -            -             -
----------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                          -            -            -             -
----------------------------------------------------------------------------------------------
Lazard Large Cap Value                           -            -            -             -
----------------------------------------------------------------------------------------------
Lazard Small Cap Value                           -            -            -             -
----------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                    -            -            -             -
----------------------------------------------------------------------------------------------
MFS Growth with Income                           -            -            -             -
----------------------------------------------------------------------------------------------
MFS Research                                     -            -            -             -
----------------------------------------------------------------------------------------------
Mercury Basic Value Equity                       -            -            -             -
----------------------------------------------------------------------------------------------
Mercury World Strategy                           -            -            -             -
----------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity           -            -            -             -
----------------------------------------------------------------------------------------------
EQ/Putnam Balanced                               -            -            -             -
----------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  -            -            -             -
----------------------------------------------------------------------------------------------
EQ/Putnam International Equity                   -            -            -             -
----------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth                       -            -            -             -
----------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                      -            -            -             -
----------------------------------------------------------------------------------------------
T. Rowe Price International Stock                -            -            -             -
----------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value               -            -            -             -
----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                1994            1995         1996        1997          1998         1999
---------------------------------------------------------------------------------------------------------------------------
Alliance Aggressive Stock (Separate
  Account No. 3)                                 (4.24)%         31.33%      22.50%      12.10%       (13.35)%     17.41%
---------------------------------------------------------------------------------------------------------------------------
Alliance Balanced (Separate Account
  No. 10)                                        (8.43)%         20.43%      11.34%      13.42%        19.37%      15.25%
---------------------------------------------------------------------------------------------------------------------------
Alliance Bond (Separate Account
  No. 13)                                        (2.03)%         15.48%       2.77%       7.62%         7.98%      (0.37)%
---------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock (Separate
  Account No. 4)                                 (1.94)%         31.85%      17.74%      26.93%        (2.68)%     35.10%
---------------------------------------------------------------------------------------------------------------------------
Alliance Equity Index                             1.04%*         36.41%      22.32%      32.50%        28.01%      20.32%
---------------------------------------------------------------------------------------------------------------------------
Alliance Global                                   5.18%          18.76%      14.55%      11.49%        21.74%      38.46%
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                       (0.62)%         24.01%      20.03%      26.69%        20.80%      18.60%
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                        (3.19)%         26.31%      12.55%      16.72%        19.07%      26.52%
---------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                              (2.83)%         19.86%      22.82%      18.41%        (5.20)%     (3.40)%
---------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                     (4.42)%         13.27%       3.72%       7.24%         7.69%       0.09%
---------------------------------------------------------------------------------------------------------------------------
Alliance International                             -             10.66%*      9.76%      (3.10)%       10.51%      37.72%
---------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                             3.96%           5.69%       5.28%       5.37%         5.29%       4.96%
---------------------------------------------------------------------------------------------------------------------------
Alliance Quality Bond                            (5.15)%         16.97%       5.31%       9.09%         8.63%      (2.00)%
---------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                          -                -            -       26.64%*        4.32%      27.75%
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                       -                -            -          -              -        9.70%
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                            -                -            -          -              -        7.38%
---------------------------------------------------------------------------------------------------------------------------
Lazard Large Cap Value                             -                -            -          -              -        3.55%
---------------------------------------------------------------------------------------------------------------------------
Lazard Small Cap Value                             -                -            -          -              -        1.66%
---------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                      -                -            -          -              -       73.62%
---------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                             -                -            -          -              -        8.76%
---------------------------------------------------------------------------------------------------------------------------
MFS Research                                       -                -            -          -              -       23.12%
---------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                         -                -            -          -              -       19.00%
---------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                             -                -            -          -              -       21.35%
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity             -                -            -          -              -       95.82%
---------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                                 -                -            -          -              -        0.01%
---------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                    -                -            -          -              -       (1.27)%
---------------------------------------------------------------------------------------------------------------------------
EQ/Putnam International Equity                     -                -            -          -              -       60.24%
---------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Investors Growth                         -                -            -          -              -       30.24%
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                        -                -            -          -              -        3.54%
---------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                  -                -            -          -              -       31.92%
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                 -                -            -          -              -        1.80%
---------------------------------------------------------------------------------------------------------------------------


----------
* Unannualized

9 Charges and expenses

------
  45
--------------------------------------------------------------------------------

You will incur two general types of charges under RIA:

(1) Charges reflected as reductions in the unit values of the Funds which are recorded as expenses of the Fund. These charges apply to all amounts invested in RIA, including installment payout option payments.

(2) Charges stated as a defined percentage or fixed dollar amount and deducted by reducing the number of units in the appropriate Funds and the dollars in the guaranteed interest account.

We make no deduction from your contributions for sales expenses.

CHARGES REFLECTED IN THE UNIT VALUES

INVESTMENT MANAGEMENT AND ACCOUNTING FEES

The computation of unit values for the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds reflects fees we charge for investment management and accounting. We receive fees for investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of .50% of the net assets of the Alliance Bond, Alliance Common Stock, Alliance Aggressive Stock and Alliance Balanced Funds.

ADMINISTRATIVE CHARGE FOR THE FUNDS OF SEPARATE ACCOUNT NO. 51

We make a daily charge at an annual rate of 0.05% of the assets invested in the Funds of Separate Account No. 51. The charge is designed to reimburse us for our costs in providing administrative services in connection with the contracts.

INDIRECT EXPENSES BORNE BY THE FUNDS

ANNUAL EXPENSES OF EQ ADVISORS TRUST. The Funds that invest in portfolios of EQ Advisors Trust are indirectly subject to investment advisory and other expenses charged against assets of their corresponding portfolios. These expenses are described in the prospectus for EQ Advisors Trust attached at the end of this prospectus.

OTHER EXPENSES. Certain costs and expenses are charged directly to the Funds. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports, proxy mailings, other mailing costs, and legal expenses.

CHARGES WHICH REDUCE THE NUMBER OF UNITS

CONTINGENT WITHDRAWAL CHARGE

We may impose a contingent withdrawal charge ("CWC") against withdrawals made from any of the Funds or the guaranteed interest account at any time up to and including the ninth anniversary of the date on which the employer plan began its participation in RIA. The CWC is designed to recover the unamortized sales and promotion expenses and initial enrollment expenses incurred by us.

We will not apply a CWC against amounts withdrawn for the purpose of making benefit distribution payments unless such withdrawals are made (i) on or after the date of discontinuance of an employer plan's participation in RIA or (ii) as a result of a full or partial termination, within the meaning of applicable Internal Revenue Service ("IRS") or court interpretations.

We will apply a CWC against amounts withdrawn for purposes of making benefit payments to participants who terminated employment either voluntarily or involuntarily, but only when such terminations are attributable to (i) the employer's merger with another company, (ii) the sale of the employer or (iii) the bankruptcy of the employer which leads to the full or partial termination of the plan or the discontinuance of the employer plan's participation in RIA.

------
  46
--------------------------------------------------------------------------------

We do not apply a CWC on transfers between the investment options. However, we do apply a CWC to withdrawals from RIA for the purpose of transferring to another funding vehicle under the employer plan, unless an officer of Equitable Life agrees, in writing, to waive this charge. We do not consider withdrawals from RIA for the purpose of paying plan expenses or the premium on a life insurance policy, including one held under the employer plan, to be in-service withdrawals or any other type of benefit distribution. These withdrawals are subject to the CWC.

The amount of any CWC is determined in accordance with the rate schedule set forth below. We include outstanding loan balances in the plan's assets for purposes of assessing the CWC.

    WITHDRAWAL IN
 PARTICIPATION YEARS     CONTINGENT WITHDRAWAL CHARGE
-----------------------------------------------------
        1 or 2             6% of Amount Withdrawn
        3 or 4                       5%
        5 or 6                       4%
        7 or 8                       3%
          9                          2%
     10 and later                    0%
-----------------------------------------------------

Benefit distribution payments are those payments that become payable with respect to participants under the terms of the employer plan as follows:

1.   as the result of the retirement, death or disability of a participant;

2.   as the result of a participant's separation from service as defined under
     Section 402(d)(4)(A) of the Code;

3. in connection with a loan transaction, if the loan is repaid in accordance with its terms;

4.   as a minimum distribution pursuant to Section 401(a)(9) of the Code;

5.   as a hardship withdrawal pursuant to Section 401(k) of the Code;

6. pursuant to a qualified domestic relations order ("QDRO") under Section 414(p) of the Code, but only if the QDRO specifically requires that the plan administrator withdraw amounts for payment to an alternate payee;

7. as a result of an in-service withdrawal attributable to the after-tax contributions of a participant; or

8. as a result of an in-service withdrawal from a profit-sharing plan after meeting a minimum number of years of service and/or participation in the plan, and the attainment of a minimum age specified in the plan.

Prior to any withdrawal from RIA for benefit distribution purposes, Equitable Life reserves the right to receive from the employer and/or trustees of the plan, evidence satisfactory to it that such benefit distribution conforms to at least one of the types mentioned above.

ONGOING OPERATIONS FEE

The ongoing operations fee is based on the combined net balances (including any outstanding loan balance) of an employer plan in the investment options at the close of business on the last business day of each month. The amount of the ongoing operations fee is determined under the rate schedule that applies to the employer plan. Unless you make other arrangements, we deduct the charge from employer plan balances at the close of business on the last business day of the following month.

Set forth below is the rate schedule for employer plans which adopted RIA after February 9, 1986. Information concerning the rate schedule for employer plans that adopted RIA on or before February 9, 1986 is included in the SAI under "Fund information."

      COMBINED BALANCE            MONTHLY
   OF INVESTMENT OPTIONS           RATE
--------------------------------------------
      First $  150,000        1/12 of 1.25%
      Next  $  350,000        1/12 of 1.00%
      Next  $  500,000        1/12 of 0.75%
      Over  $1,000,000        1/12 of 0.50%
--------------------------------------------

------
  47
--------------------------------------------------------------------------------

The ongoing operations fee is designed to cover such expenses as contract underwriting and issuance for employer plans, employer plan-level recordkeeping, processing transactions and benefit distributions, administratively maintaining the investment options, commissions, promotion of RIA, administrative costs (including certain enrollment and other servicing costs), systems development, legal and technical support, product and financial planning and part of our general overhead expenses. Administrative costs and overhead expenses include such items as salaries, rent, postage, telephone, travel, office equipment and stationery, and legal, actuarial and accounting fees.

PARTICIPANT RECORDKEEPING SERVICES CHARGE

The PRS is an optional service. If you elect this service, we charge a per participant annual fee of $25. We deduct this fee on a monthly basis at the rate of $2.08 per participant. We determine the amount of the fee for an employer plan at the close of business on the last business day of each month based on the number of participants enrolled with us at that time. Unless you make other arrangements, we deduct this fee from the combined balances of each participant in the investment options at the close of business on the last business day of the following month. The PRS fee covers expenses incurred for establishing and maintaining individual records, issuing statements and reports for individual employees and employer plans, and processing individual transactions and benefit distributions. We are not responsible for reconciling participants' individual account balances with the entire amount of the employer plan where we do not maintain individual account balances.

LOAN FEE

We charge a loan fee in an amount equal to 1% of the loan principal amount on the date the plan loan is made.

OTHER BILLING ARRANGEMENTS

The ongoing operations and participant recordkeeping services fees can be paid by a direct billing arrangement we have with the employer subject to a written agreement between Equitable Life and the employer.

INDIVIDUAL ANNUITY CHARGES

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payout option, we deduct a $175 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES. We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed by us varies by state and ranges from 0% to 1% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


GENERAL INFORMATION ON FEES AND CHARGES

We reserve the right (1) to change from time to time the charges and fees described in this prospectus upon prior notice to the employer and (2) to establish separate fee schedules for requested non-routine administrative services and for newly scheduled services not presently contemplated under the contracts.


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Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Internal Revenue Code ("Code") and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

o  participation, vesting and funding;

o  nondiscrimination;

o  limits on contributions and benefits;

o  distributions;

o  penalties;

o  duties of fiduciaries;

o  prohibited transactions; and

o  withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations thereof. In addition, federal tax laws and ERISA are continually under review by the Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA.

Certain tax advantages of tax-qualified retirement plans may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

Because you are buying a contract to fund a retirement plan that already provides tax deferral, you should do so for the contract's features and benefits other than tax deferral. The tax deferral of the contract does not provide additional benefits.

The provisions of the Code and ERISA are highly complex. For complete information on these provisions, as well as all other federal, state, local and other tax considerations, qualified legal and tax advisers should be consulted.

TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for the working owners and their employees who participate in the plan. Qualified plans established by partnerships and sole proprietorships are frequently referred to as "Keogh" plans. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible are subject to a 10% penalty tax. There are special rules for corporate plans and Keogh plans which are top heavy plans (i.e., more than 60% of the contributions or benefits are allocated to certain highly compensated employees otherwise known as key employees).


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $30,000 or 25% of the compensation or earned income for each participant. In 2000, the employer may not consider compensation in



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excess of $170,000 in calculating contributions or benefits to the plan. This amount may be adjusted for cost-of-living changes in future years. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 15% of all participants' compensation.


Special limits on deductions for contributions to one or more defined contribution plans and one or more defined benefit plans are in effect through 1999, but will be eliminated thereafter. Special limits on contributions apply to anyone who participates in more than one qualified plan or who controls another trade or business. In addition, there is an overall limit on the total amount of contributions and benefits under all tax-qualified retirement plans in which an individual participates.


The deductible limits for corporate plans and Keogh plans which are defined benefit plans are based on the minimum funding standard determined by the plan actuary each year. No participant can receive a benefit which exceeds the lesser of (i) $90,000 ($135,000 as indexed for inflation for the 2000 plan year) or
(ii) 100% of the participant's average compensation for the consecutive three-year period which results in the highest such average. The $90,000 limit is actuarially reduced for participants retiring prior to the social security retirement age and actuarially increased for participants retiring after the social security retirement age. Special grandfathering rules apply to certain participants whose benefits exceed the $90,000 limit.


A qualified plan may allow the participant to direct the employer to make contributions which will not be included in the employee's income (elective deferrals) by entering into a salary reduction agreement with the employer under
Section 401(k) of the Code. The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings thereon prior to the earliest of the following events: (i) attainment of age 59 1/2, (ii) death, (iii) disability, (iv) certain business dispositions and plan terminations or (v) termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $7,000 ($10,500 as indexed for inflation in 2000) under all salary reduction arrangements with all employers in which the individual participates.


Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.


A qualified plan must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) plan, which provides for employer matching contributions to employee after-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $85,000 for the prior year. (If desired the latter group can be limited to employees who are in the top 20% of all employees based on compensation.)


Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the plan to meet specified contribution, vesting and exclusive plan requirements.

Effective January 1, 1999 employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation and
(b) 50% of salary deferral contributions


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that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to non-discrimination testing on salary deferral and the above contributions.


TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of the value of an employer plan among the Funds.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, to the extent a distribution is treated as a recovery of after-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

INCOME TAXATION OF WITHDRAWALS


The amount of any partial distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of after-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all after-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.


As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable distribution.

INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be includable in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) die prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

INCOME TAXATION OF LUMP SUM DISTRIBUTIONS


If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, the distribution may be eligible for favorable ten year averaging and long-term capital gain treatment.


ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly to another qualified plan or a traditional individual retirement arrangement ("IRA"), or rolled over to another plan or IRA within 60 days of receipt by the individual. Death benefits received by a spouse' beneficiary may only be rolled over into an IRA. To the extent a distribution is rolled over, it remains tax deferred. Distributions not rolled over directly,


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however, are subject to 20% mandatory withholding. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

o one of a series of substantially equal periodic payments made (not less frequently than annually);

   (a) for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary, or

   (b) for a specified period of ten years or more.

o  nondeductible voluntary contributions;

o  hardship withdrawals;

o any distribution to the extent it is a required distribution under Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

o certain corrective distributions in plans subject to Sections 401(k), 401(m) or 402(g) of the Code;

o loans that are treated as deemed distributions under Section 72(p) of the Code;

o P.S. 58 costs (incurred if the plan provides life insurance protection for participants);

o dividends paid on employer securities as described in Section 404(k) of the Code; and

o  a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If distributions eligible for rollover are in fact rolled over, the favorable averaging rules discussed above in "Income taxation of lump sum distributions" will not be available for any future distributions made before 2000.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan. The specified exceptions are for:

(a)  distributions made on account of the participant's death or disability,

(b) distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary),

(c)  distributions due to separation from active service after age 55 and

(d)  distributions used to pay certain extraordinary medical expenses.

FEDERAL INCOME TAX WITHHOLDING

Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another qualified plan or traditional IRA. See the description above of "Eligible rollover distributions."

With respect to distributions that are not eligible rollover distributions, federal income tax must be withheld on the taxable portion of pension and annuity payments, unless the recipient elects otherwise. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients, or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election


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out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. In some states a recipient may elect out of state income tax withholding, even if federal withholding applies. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.

DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70 1/2 (or retires from the employer sponsoring the Plan if later). Five percent owners of qualified plans must commence distribution after age 70 1/2 even if they are still working.

Distributions can generally be made:

(1)  in a lump sum payment,

(2)  over the life of the participant,

(3) over the joint lives of the participant and his or her designated beneficiary,

(4) over a period not extending beyond the life expectancy of the participant, or


(5) over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.


The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines.

If the participant dies after required distribution has begun, payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, payment of the entire interest under the plan must be completed within five years after death, unless payments to a designated beneficiary begin within one year of the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until the date that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

SPOUSAL REQUIREMENTS


In the case of many qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants


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should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

o With respect to specific loans made by the plan to a plan participant, the loan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

o The amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made.

o For loans made prior to January 1, 1987 and not renewed, modified, renegotiated or extended after December 31, 1986 the $50,000 maximum aggregate loan balance is not required to be reduced, the quarterly amortization requirement does not apply, and the term of a loan may exceed five years if used to purchase the principal residence of the participant or a member of his or her family, as defined in the Code.

o Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

o Loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis.

o Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

o Many plans provide that the participant's spouse must consent in writing to the loan.

o Except to the extent permitted in accordance with the terms of a prohibited transaction exemption issued by the DOL, loans are not available (i) in a Keogh (non-corporate plan to an owner-employee or a partner who owns more than 10% of a partnership or (ii) to 5% shareholders in an S corporation.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of RIA shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO EQUITABLE LIFE

Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, Equitable Life does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or


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interpretations thereof would result in Equitable Life being taxed, then
Equitable Life may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).


The RIA Program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. Equitable Life and its agents shall not be responsible if a plan fails to meet the requirements of Section 404(c).



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ABOUT CHANGES OR TERMINATIONS

AMENDMENTS. The contracts have been amended in the past and we and the trustee under the Master Trust Agreement may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

We may unilaterally amend or modify the contracts or the Master Retirement Trust without the consent of the employer or plan sponsor, as the case may be, in order to keep the contracts or the Master Retirement Trust in compliance with law.

TERMINATION. We can discontinue offering RIA at any time. Discontinuance of RIA would not affect annuities in the course of payment, but we would not accept further contributions. The employer may elect to maintain investment options balances with us to provide annuity benefits in accordance with the terms of the contracts. The employer may elect to discontinue the participation of the employer plan in RIA at any time upon advance written notice to us.

We may elect, upon written notice to the employer, to discontinue the participation of the employer plan in RIA if (1) the employer fails to comply with any terms of the Master Retirement Trust, (2) the employer fails to make the required minimum contributions, (3) as may be agreed upon in writing between Equitable Life and the employer if the plan fails to maintain minimum amounts of Funds invested in RIA, or (4) the employer fails to comply with any representations and warranties made by the employer, trustees or employer plan to Equitable Life in connection with the employer plan's participation in RIA.

At any time on or after the participation of the employer in RIA has been discontinued, we may withdraw the entire amount of the employer plan assets held in the investment options, and pay them to the trustee of the employer plan, subject to our right to defer payout of amounts held in the guaranteed interest account, less any applicable charges and fees and outstanding loan balances.

IRS DISQUALIFICATION

If your plan is found not to qualify under the Internal Revenue Code, we can terminate your participation under RIA. In this event, we will withdraw the employer plan balances from the investment options, less applicable charges and fees and any outstanding loan balances, and pay the amounts to the trustees of the plan.

ABOUT THE SEPARATE ACCOUNTS

Each Fund is one, or part of one, of our separate accounts. We established the separate accounts under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our Funds for owners of our variable annuity contracts, including our group annuity contracts. The results of each separate account's operations are accounted for without regard to Equitable Life's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts. We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in RIA.

We established the Alliance Bond Fund in 1981, Alliance Common Stock and Alliance Aggressive Stock Funds in 1969, and Alliance Balanced Fund in 1979. The separate account which holds the Alliance Global, Alliance Conservative Investors, and the Alliance Growth Investors Funds was established in 1993. The Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth and Income and Alliance Equity Index Funds were established in 1994. The Alliance International Fund was established in 1995. The Alliance Small Cap Growth Fund was established in 1997.


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The Mercury Basic Value Equity, Mercury World Strategy, MFS Emerging Growth
Companies, MFS Research, Morgan Stanley Emerging Markets Equity, EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock, and Warburg Pincus Small Company Value Funds were established in 1998. The EQ/Alliance Premier Growth, Calvert Socially Responsible, Capital Guardian International, Capital Guardian Research, Capital Guardian U.S. Equity, EQ/Evergreen, EQ/Evergreen Foundation, Lazard Large Cap Value, Lazard Small Cap Value, MFS Growth with Income, EQ/Putnam International Equity, and EQ/Putnam Investors Growth Funds were established in 1999. Because of exclusionary provisions, none of the Funds are subject to regulation under the Investment Company Act of 1940 ("1940 Act"). EQ Advisors Trust shares are purchased by Separate Accounts Nos. 51 and 66.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors trust issues different shares relating to each portfolio.


Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999, EQ Financial Consultants, Inc., the predecessor of AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios in which the Funds of Separate Account No. 51 invest, were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.


EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, its investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, the Rule 12b-1 plan relating to the Class IB shares, and other aspects of its operations, appear in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI, which is available upon request.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest account, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

WHEN WE PAY PROCEEDS

Ordinarily we will apply proceeds to an annuity and make payments or withdrawals out of the investment options promptly after the date of the transaction. However, we can defer payments, apply proceeds to an annuity and process withdrawals from the Funds for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets of the Funds is not reasonably practicable because of an emergency. We may also defer withdrawals


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from the plan in installments in order to protect the interests of the other contract holder in a Fund.

WHEN TRANSACTION REQUESTS ARE EFFECTIVE

Transaction requests may be made by the authorized person for the employer plan as shown on our records, in written or facsimile form acceptable to us and signed by the employer. All requests will be effective on the business day we receive a properly completed and signed written or facsimile request for a financial transaction at the RIA service office. Transaction requests received after the end of a business day will be processed the next business day.

We will honor your properly completed transaction requests received via facsimile only if we receive a properly completed transaction form. The request form must be signed by an individual who the plan trustees have previously authorized in writing. We are not responsible for determining the accuracy of a transmission and are not liable for any consequences, including but not limited to, investment losses and lost investment gains, resulting from a faulty or incomplete transmission. If your request form is not properly completed, we will contact you within 24 hours of our receipt of your facsimile.

We will use our best efforts to acknowledge receipt of a facsimile transmission, but our failure to acknowledge or a failure in your receipt of such acknowledgment will not invalidate your transaction request. If you do not receive acknowledgment of your facsimile within 24 hours, contact the RIA service office at the toll free 800 number.

VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the guaranteed interest account. We do, however, have the right to vote shares of EQ Advisors Trust held by the Funds.

If EQ Advisors Trust holds a meeting of shareholders, we will vote shares of the portfolios of EQ Advisors Trust allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to EQ Advisors Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.


Currently, we control EQ Advisors Trust. EQ Advisors Trust shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, EQ Advisors Trust shares are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under RIA, or the distribution of group annuity contract interests under RIA.

ABOUT OUR INDEPENDENT ACCOUNTANTS


The financial statements listed below and included in the SAI as well as the condensed financial information included in the prospectus have been so included in reliance on the report of PricewaterhouseCoopers LLP independent accountants given on the authority of said firm as experts in auditing and accounting.

------
  58
--------------------------------------------------------------------------------


o The financial statements for Separate Account Nos. 13,10, 4, 3, 51 and 66 as of December 31, 1999 and for each of the two years in the period then ended.

o The financial statements for Equitable Life as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999.

o The condensed financial information for Separate Accounts Nos. 13, 10, 4, 3, 51 and 66 for each of the years in the period ended December 31, 1999.


ABOUT THE TRUSTEE

As trustee, Chase Manhattan Bank serves as a party to the group annuity contracts. It has no responsibility for the administration of RIA or for any distributions or duties under the group annuity contracts.

REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send the employer a report each quarter that shows transactions in the investment options during the quarter for the employer plan, the number of units in the Funds credited to the employer plan, the unit values and the balances in all of the investment options as of the end of the quarter. The employer automatically receives a confirmation notice following the processing of a financial investment option transaction.

The employer will also receive an annual report and a semiannual report containing financial statements of the Funds and a list of the Funds' or Trust's portfolio securities. As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's Web site at www.sec.gov.

ACCEPTANCE AND RESPONSIBILITIES

The employer or plan sponsor, as the case may be: (1) is solely responsible for determining whether RIA is a suitable funding vehicle and (2) should carefully read the prospectus and other materials before entering into a participation or installation agreement.

Our duties and responsibilities are limited to those described in this prospectus. Except as explicitly set forth in the PRS program, we do not provide administrative services in connection with an employer plan. In addition, no financial professional or firm operated by a financial professional is authorized to solicit or agree to perform plan administrative services in his capacity as a financial professional. If an employer or trustee engages a financial professional to provide administrative support services to an employer plan, the employer or trustee engages that financial professional as its representative rather than Equitable Life's. WE ARE NOT LIABLE TO ANY EMPLOYER, TRUSTEE OR EMPLOYER PLAN FOR ANY DAMAGES ARISING FROM OR IN CONNECTION WITH ANY PLAN ADMINISTRATION SERVICES PERFORMED OR AGREED TO BE PERFORMED BY A FINANCIAL PROFESSIONAL.

ABOUT REGISTERED UNITS

This prospectus relates to our offering of units of interest in the Funds that are registered under the 1933 Act. Financial data and other information contained in this prospectus may refer to such "registered units," as offered in the RIA program. We also offer units under RIA to retirement plans maintained by corporations or governmental entities (collectively, "corporate plans"). However, because of an exemption under the 1933 Act, these corporate plan units are not registered under the 1933 Act or covered by this prospectus.

ASSIGNMENT AND CREDITORS' CLAIMS

Employers and plan participants cannot assign, sell, alienate, discount or pledge as collateral for a loan or other obligation to any party the employer plan balances and rights under RIA, except to the extent allowed by law for a Qualified

------
  59
--------------------------------------------------------------------------------

Domestic Relations Order ("QDRO"), as that term is defined in the Code. (This reference to a loan does not apply to a loan under RIA.) Proceeds we pay under our contracts cannot be assigned or encumbered by the payee. We will pay all proceeds under our contracts free from the claims of creditors to the extent allowed by law.

COMMISSIONS AND SERVICE FEES WE PAY

Financial professionals who assist in establishing an employer plan in RIA and providing necessary services (not including recordkeeping services) are entitled to receive commissions and service fees from us. We pay these commissions and fees, and they are not in addition to the fees and charges we describe under "Charges and expenses." Any service fees we pay to financial professionals are contingent upon their providing service satisfactory to us. While the charges and expenses that we receive from a RIA employer plan initially may be less than the commissions and service fees we pay to financial professionals, we expect that over time those charges and expenses we collect will be adequate to cover all of our expenses.

CERTAIN RETIREMENT PLANS THAT USE RIA MAY ALLOW EMPLOYER PLAN ASSETS TO BE USED IN PART TO BUY LIFE INSURANCE POLICIES RATHER THAN APPLYING ALL OF THE CONTRIBUTIONS TO RIA. Financial professionals will receive commissions on any such Equitable Life insurance policies at standard rates. These commissions are subject to regulation by state law and are at rates higher than those applicable to commissions payable for placing an employer plan under RIA.

Who is Equitable Life?

------
  60
--------------------------------------------------------------------------------


We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


Equitable Life is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. ("NASD"). We offer RIA through financial professionals of AXA Advisors who are licensed by state insurance officials and, where necessary, qualified by the NASD.

------
  61
--------------------------------------------------------------------------------

HOW TO REACH US

You can reach us as indicated below to obtain:

o  Participation agreements, or enrollment or other forms used in RIA

o  Unit values and other values under your plan

o  Any other information or materials that we provide in connection with RIA

INFORMATION ON JOINING RIA


----------------------------------------
BY PHONE:
----------------------------------------
1-800-967-4560
or
(201) 583-2302
(9 AM to 5 PM Eastern time)
Fax: (201) 583-2304, 2305, or 2306

----------------------------------------
BY REGULAR MAIL:
----------------------------------------
RIA Service Office
c/o Equitable Life
200 Plaza Drive, lst floor
Secaucus, NJ 07094

----------------------------------------
BY REGISTERED, CERTIFIED, OR OVERNIGHT
DELIVERY:
----------------------------------------
RIA service office
c/o Equitable Life
200 Plaza Drive, 1st floor
Secaucus, NJ 07094

INFORMATION ONCE YOU JOIN RIA

----------------------------------------
BY REGULAR MAIL:
(CORRESPONDENCE):
----------------------------------------
Equitable Life
200 Plaza Drive, 1st floor
Secaucus, NJ 07094

----------------------------------------
FOR CONTRIBUTION CHECKS ONLY:
----------------------------------------
Equitable Life
RIA/EPP
P.O. Box 13503
Newark, NJ 07188

----------------------------------------
FOR OVERNIGHT DELIVERY FOR
CONTRIBUTION CHECKS ONLY:
----------------------------------------
Bank One, N.A.
Processing Center
300 Harmon Meadow Boulevard
Secaucus, NJ 07094


BY PHONE: 1-800-967-4560 (service consultants are available weekdays 9 a.m. to 5 p.m. Eastern time).

To obtain pre-recorded Fund unit values, call 1-800-967-4560.

NO PERSON IS AUTHORIZED BY EQUITABLE LIFE TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE SAI, OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY EQUITABLE LIFE. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

Appendix: Condensed financial information


-------
  A-1
--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 1999 through 1993 have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their reports included in the SAI. For years prior to 1993, the condensed financial information was audited by other independent accountants. The financial statements of each of the Funds as well as the consolidated financial statements of Equitable Life are contained in the SAI. Information is provided for the period that each Fund has been available under RIA, but not longer than ten years.


SEPARATE ACCOUNT NO. 13 - POOLED (ALLIANCE BOND FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
             PERIOD INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE F)


-----------------------------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,                             MAY 1, 1992-
--------------------------------------------------------------------------------------------------------------  DECEMBER 31,
                                      1999       1998       1997       1996       1995       1994       1993        1992
-----------------------------------------------------------------------------------------------------------------------------
Income                             $  3.27    $  3.25    $  3.29    $  3.09    $  3.07    $  2.32    $  2.18   $  0.59
Expenses (Note B)                    (0.28)     (0.28)     (0.25)     (0.25)     (0.23)     (0.12)         -        -
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                 2.99       2.97       3.04       2.84       2.84       2.20       2.18      0.59
Net realized and unrealized gain
 (loss) on investments (Note C)      (3.20)      1.35       0.79      (1.49)      3.72      (2.99)      1.65      2.37
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in unit
 value                               (0.21)      4.32       3.83       1.35       6.56      (0.79)      3.83      2.96
Alliance Bond Fund unit value
 (Note A):
Beginning of Period                  58.41      54.09      50.26      48.91      42.35      43.14      39.31     36.35
-----------------------------------------------------------------------------------------------------------------------------
End of Period                      $ 58.20    $ 58.41    $ 54.09    $ 50.26    $ 48.91    $ 42.35    $ 43.14   $ 39.31
=============================================================================================================================
Ratio of expenses to average net
 assets (Note B)                      0.50%      0.50%      0.50%      0.50%      0.50%      0.36%      N/A       N/A
Ratio of net investment income
 to average net assets                5.13%      5.26%      5.89%      5.81%      6.17%      5.12%      5.17%    6.00%
Number of units outstanding at                                                                                 (Note D)
 end of period                         264      3,003      2,021      2,698      2,392      1,632        545      288
Portfolio turnover rate
 (Note E)                               88%       133%       188%       137%       288%       264%       254%     151%
=============================================================================================================================


See Notes following tables.

-------
  A-2
--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 10 - POOLED (ALLIANCE BALANCED FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
             PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE F)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                        1999        1998      1997        1996        1995       1994       1993       1992       1991       1990
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    C>
Income               $   5.05    $   4.80   $   4.41    $   3.60    $  3.18    $  2.63    $  2.67    $  2.69    $  2.63    $  3.08
Expenses (Note B)       (0.76)      (0.66)     (0.56)      (0.50)     (0.43)     (0.23)         -          -          -          -
-----------------------------------------------------------------------------------------------------------------------------------
Net investment
 income                  4.29        4.14       3.85        3.10       2.75       2.40       2.67       2.69       2.63       3.08
Net realized and
 unrealized gain
 (loss) on
 investments
 (Note C)               17.51       19.07      10.33        7.66      13.34      (9.48)      7.28      (4.51)     20.34      (3.17)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 unit value             21.80       23.21      14.18       10.76      16.09      (7.08)      9.95      (1.82)     22.97      (0.09)
Alliance Balanced
 Fund unit value
 (Note A):
Beginning of Period    143.01      119.80     105.62       94.86      78.77      85.85      75.90      77.72      54.75      54.84
-----------------------------------------------------------------------------------------------------------------------------------
End of Period        $ 164.81    $ 143.01   $ 119.80    $ 105.62    $ 94.86    $ 78.77    $ 85.85    $ 75.90    $ 77.72    $ 54.75
===================================================================================================================================
Ratio of expenses
 to average net
 assets (Note B)         0.50%       0.50%      0.50%       0.50%      0.50%      0.30%     N/A        N/A        N/A        N/A
Ratio of net
 investment
 income to
 average net
 assets                  2.88%       3.19%      3.42%       3.13%      3.19%      2.94%      3.31%      3.68%      4.15%      5.78%
Number of units
 outstanding at
 end of period         11,870      29,340     38,304      52,080     73,979     86,914     87,242     81,860     80,964     86,377
Portfolio turnover
 rate (Note E)             95%         89%       165%        177%       170%       107%       102%        90%       114%       199%
===================================================================================================================================



See Notes following tables.

-------
  A-3
--------------------------------------------------------------------------------


SEPARATE ACCOUNT NO. 4 - POOLED (ALLIANCE COMMON STOCK FUND) OF
THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
             PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE F)



                                                                YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                          1999       1998       1997       1996       1995       1994       1993       1992       1991       1990
-----------------------------------------------------------------------------------------------------------------------------------
Income                 $   4.02   $   3.57   $   3.39   $   2.99   $   3.98   $   3.83   $   3.69   $   3.13   $   2.74   $   3.82
Expenses (Note B)         (3.74)     (3.38)     (3.11)     (2.51)     (2.03)     (1.00)         -          -          -          -
-----------------------------------------------------------------------------------------------------------------------------------
Net investment
 income                    0.28       0.19       0.28       0.48       1.95       2.83       3.69       3.13       2.74       3.82
Net realized and
 unrealized gain
 (loss) on
 investments
 (Note C)                233.22     (18.53)    144.74      80.65     108.54      (8.98)     56.16       1.86      96.86     (26.92)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 unit value              233.50     (18.34)    145.02      81.13     110.49      (6.15)     59.85       4.99      99.60     (23.10)
Alliance Common
 Stock Fund unit
 value (Note A):
Beginning of Period      665.22     683.56     538.54     457.41     346.92     353.07     293.22     288.23     188.63     211.73
-----------------------------------------------------------------------------------------------------------------------------------
End of Period          $ 898.72   $ 665.22   $ 683.56   $ 538.54   $ 457.41   $ 346.92   $ 353.07   $ 293.22   $ 288.23   $ 188.63
===================================================================================================================================
Ratio of expenses
 to average net
 assets
 (Note B)                  0.50%      0.50%      0.50%      0.50%      0.50%      0.30%     N/A        N/A        N/A        N/A
Ratio of net
 investment
 income to
 average net
 assets                    0.04%      0.03%      0.05%      0.10%      0.49%      0.81%      1.17%      1.13%      1.14%      2.02%
Number of units
 outstanding at
 end of period           10,056     17,216     21,142     24,332     25,937     27,438     24,924     23,331     20,799     18,286
Portfolio turnover
 rate (Note E)               72%        71%        62%       105%       108%        91%        82%        68%        66%        93%
===================================================================================================================================



See Notes following tables.

-------
  A-4
--------------------------------------------------------------------------------


SEPARATE ACCOUNT NO. 3 - POOLED (ALLIANCE AGGRESSIVE STOCK FUND) OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INCOME, EXPENSES AND CAPITAL CHANGES PER REGISTERED UNIT OUTSTANDING DURING THE
             PERIODS INDICATED AND OTHER SUPPLEMENTARY DATA (NOTE F)



                                                              YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------
                        1999       1998       1997        1996       1995       1994       1993       1992       1991       1990
----------------------------------------------------------------------------------------------------------------------------------
Income               $   1.61   $   1.42   $    1.08   $   1.33   $   0.98   $   0.71   $   1.01   $   1.21   $   1.06   $  1.03
Expenses (Note B)       (1.06)     (1.13)      (1.13)     (0.98)     (0.75)     (0.37)         -          -          -         -
----------------------------------------------------------------------------------------------------------------------------------
Net investment
 income (loss)           0.55       0.29        (0.05)     0.35       0.23       0.34       1.01       1.21       1.06      1.03
Net realized and
 unrealized gain
 (loss) on
 investments
 (Note C)               34.80     (31.58)       25.34     38.04      40.49      (5.81)     17.43      (4.23)     55.15      4.45
----------------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 unit value             35.35     (31.29)       25.29     38.39      40.72      (5.47)     18.44      (3.02)     56.21      5.48
Alliance Aggressive
 Stock Fund unit
 value (Note A):
Beginning of Period    203.06     234.35       209.06    170.67     129.95     135.42     116.98     120.00      63.79     58.31
----------------------------------------------------------------------------------------------------------------------------------
End of Period        $ 238.41   $ 203.06   $  234.35   $ 209.06   $ 170.67   $ 129.95   $ 135.42   $ 116.98   $ 120.00   $ 63.79
==================================================================================================================================
Ratio of expenses
 to average net
 assets
 (Note B)                0.50%      0.50%       0.50%      0.50%      0.50%      0.30%      N/A        N/A        N/A       N/A
Ratio of net
 investment
 income (loss) to
 average net
 assets                  0.27%      0.13%    (  0.02)%     0.18%      0.15%      0.25%      0.82%      1.09%      1.11%     1.72%
Number of units
 outstanding at
 end of period         10,300     21,322      27,762     26,777     26,043     26,964     23,440     21,917     14,830     8,882
Portfolio turnover
 rate
 (Note E)                 108%       195%        176%       118%       137%        94%        83%        71%        63%       48%
==================================================================================================================================



See Notes following tables.

-------
  A-5
--------------------------------------------------------------------------------


Notes:

A. The values for a registered Alliance Bond Fund, Alliance Balanced Fund, Alliance Common Stock Fund and Alliance Aggressive Stock Fund unit on May 1, 1992, January 23, 1985, April 8, 1985 and July 7, 1986, the first date on which payments were allocated to purchase registered units in each Fund, were $36.35, $28.07, $84.15 and $44.82, respectively.

B. Certain expenses under RIA are borne directly by employer plans participating in RIA. Accordingly, those charges and fees discussed under "Charges and expenses" are not included above and did not affect the Fund unit values. Those charges and fees are recovered by Equitable Life through an appropriate reduction in the number of units credited to each employer plan participating in the Fund unless the charges and fees are billed directly to and paid by the employer. The dollar amount recovered is included in the expenses in the Statement of Operations for each Fund, which appear in the Financial Statements in the SAI.

   As of June 1, 1994, the annual investment management and financial accounting fee is deducted from the assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds and is reflected in the computation of their unit values. If all charges and fees had been made directly against employer plan assets in the Funds and had been reflected in the computation of Fund unit value, RIA registered unit expenses would have amounted to $0.66, $2.33, $11.48 and $3.33 for the year ended December 31, 1999 on a per unit basis for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, respectively. For the same reporting periods, the ratio of expenses to average net assets attributable to registered units would have been (on an annualized basis) 1.14%, 1.57%, 1.54% and 1.59% for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, respectively.


C. See Note 2 to Financial Statements of Separate Account Nos. 13 (Pooled), 10 (Pooled), 4 (Pooled), 3 (Pooled) and 51 which appear in the SAI.

D. Annualized basis.

E. The portfolio turnover rate excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. The rate stated is the annual turnover rate for the entire Separate Account Nos. 13 - Pooled, 10 - Pooled, 4 - Pooled and 3 - Pooled.

F. Income, expenses, gains and losses shown above pertain only to employer plans' accumulations attributable to RIA registered units. Other plans and trusts also participate in Separate Account Nos. 13 - Pooled, 10 - Pooled, 4
   - Pooled and 3 - Pooled and may have operating results and other supplementary data different from those shown above.

-------
  A-6
--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 51 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING


----------------------------------------------------------------------------------
                        ALLIANCE
                        CONSER-     ALLIANCE                 ALLIANCE    ALLIANCE
                         VATIVE      EQUITY     ALLIANCE     GROWTH       GROWTH
                       INVESTORS     INDEX       GLOBAL    AND INCOME   INVESTORS
                          FUND        FUND        FUND        FUND         FUND
----------------------------------------------------------------------------------
Unit value as of:
  December 31, 1994    $  99.83    $ 101.71    $  99.84    $  99.81     $  99.52
Number of units
  outstanding at
  December 31, 1994           0          10       2,468         192          981
Unit value as of
  December 31, 1995    $ 120.14    $ 138.75    $ 118.56    $ 123.78     $ 125.70
Number of units
  outstanding at
  December 31, 1995         236         641       6,314       1,323        4,502
Unit value as of
  December 31, 1996    $ 126.33    $ 169.72    $ 135.81    $ 148.57     $ 141.48
Number of units
  outstanding at
  December 31, 1996         368       3,856       9,383       2,078        7,135
Unit value as of
  December 31, 1997    $ 142.97    $ 224.89    $ 151.41    $ 188.22     $ 165.12
Number of units
  outstanding at
  December 31, 1997         689       7,176       9,726       6,083        8,419
Unit value as of
  December 31, 1998    $ 162.74    $ 287.87    $ 184.33    $ 227.38     $ 196.61
Number of units
  outstanding at
  December 31, 1998         759      11,983       7,382       6,500        7,458
Unit value as of
  December 31, 1999    $ 179.16    $ 346.38    $ 255.21    $ 269.68     $ 248.75
Number of units
  outstanding at
  December 31, 1999         828      12,855       3,655       6,182        4,812
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                        ALLIANCE      ALLIANCE                  ALLIANCE    ALLIANCE     ALLIANCE
                          HIGH     INTER. GOVT.                  MONEY      QUALITY     SMALL CAP
                         YIELD      SECURITIES      ALLIANCE     MARKET       BOND       GROWTH
                          FUND         FUND       INT'L FUND      FUND        FUND        FUND
--------------------------------------------------------------------------------------------------
Unit value as of:
  December 31, 1994    $  98.99     $  98.94              -    $ 102.65    $  99.83            -
Number of units
  outstanding at
  December 31, 1994           0            0              -          28           0            -
Unit value as of
  December 31, 1995    $ 118.64     $ 112.07       $ 104.60    $ 108.49    $ 116.76            -
Number of units
  outstanding at
  December 31, 1995          40          248              0       1,374          52            -
Unit value as of
  December 31, 1996    $ 145.72     $ 116.24       $ 114.80    $ 114.22    $ 122.96            -
Number of units
  outstanding at
  December 31, 1996          69          593            853       1,397           0            -
Unit value as of
  December 31, 1997    $ 172.55     $ 124.66       $ 111.24    $ 120.35    $ 134.14     $ 114.18
Number of units
  outstanding at
  December 31, 1997       1,414          783          1,531       1,351         270        2,235
Unit value as of
  December 31, 1998    $ 163.58     $ 134.24       $ 122.93    $ 126.71    $ 145.72     $ 109.25
Number of units
  outstanding at
  December 31, 1998         259        1,110          1,659       1,249       1,038        1,625
Unit value as of
  December 31, 1999    $ 158.02     $ 134.36       $ 169.30    $ 132.95    $ 142.73     $ 139.67
Number of units
  outstanding at
  December 31, 1999         187        1,419          1,302         601       4,298        1,064
--------------------------------------------------------------------------------------------------

-------
  A-7
--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 66 (POOLED) UNIT VALUES AND NUMBER OF REGISTERED UNITS OUTSTANDING


-------------------------------------------------------------------------------------
                                                                             MORGAN
                         MERCURY                     MFS                    STANLEY
                          BASIC       MERCURY     EMERGING                 EMERGING
                          VALUE        WORLD       GROWTH         MFS       MARKETS
                         EQUITY      STRATEGY    COMPANIES    RESEARCH      EQUITY
                          FUND         FUND         FUND        FUND         FUND
-------------------------------------------------------------------------------------
Unit value as of:
  December 31, 1998     $ 107.43     $ 109.65    $ 123.19     $ 117.92     $ 111.23
Number of units
  outstanding at
  December 31, 1998            0            0          30            0            0
Unit value as of
  December 31, 1999     $ 127.77     $ 133.06    $ 213.94     $ 145.18     $ 217.72
Number of units
  outstanding at
  December 31, 1999          164            2       3,035           62          197
-------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                WARBURG
                                     EQ/PUTNAM                                  PINCUS
                                     GROWTH &       T. ROWE        T. ROWE       SMALL
                        EQ/PUTNAM     INCOME     PRICE EQUITY      PRICE        COMPANY
                        BALANCED       VALUE        INCOME      INT'L STOCK      VALUE
                          FUND         FUND          FUND           FUND         FUND
-----------------------------------------------------------------------------------------
Unit value as of:
  December 31, 1998     $ 107.77     $ 113.78      $ 108.89      $ 114.42      $ 105.06
Number of units
  outstanding at
  December 31, 1998            0            0            48             0             0
Unit value as of
  December 31, 1999     $ 107.81     $ 112.24      $ 112.76      $ 150.88      $ 106.96
Number of units
  outstanding at
  December 31, 1999            1           50             9           105            32
-----------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------------
                           EQ/ALLIANCE        CALVERT          CAPITAL         CAPITAL        CAPITAL
                            PREMIER          SOCIALLY         GUARDIAN        GUARDIAN       GUARDIAN
                             GROWTH        RESPONSIBLE     INTERNATIONAL      RESEARCH     U.S. EQUITY       EQ/EVERGREEN
                              FUND             FUND             FUND            FUND           FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
Unit value as of
  December 31, 1999        $ 113.69         $ 106.58         $ 128.61        $ 105.35       $ 101.11         $ 105.75
Number of units
  outstanding at
  December 31, 1999              94                0                0               0              0                0
-------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                                              LAZARD        LAZARD           MFS          EQ/PUTNAM        EQ/PUTNAM
                           EQ/EVERGREEN     LARGE CAP     SMALL CAP     GROWTH WITH     INTERNATIONAL      INVESTORS
                           FOUNDATION         VALUE         VALUE          INCOME           EQUITY          GROWTH
                              FUND             FUND          FUND           FUND             FUND            FUND
---------------------------------------------------------------------------------------------------------------------
Unit value as of
  December 31, 1999         $ 106.05         $ 97.35       $ 97.39       $ 104.35         $ 136.14         $ 120.77
Number of units
  outstanding at
  December 31, 1999                0               0             0              0               26                0
---------------------------------------------------------------------------------------------------------------------

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                                                PAGE
Fund Information                                                                                   2
General                                                                                            2
Restrictions and requirements of the Alliance Bond, Alliance Balanced, Alliance Common
 Stock and Alliance Aggressive Stock Funds                                                         2
Certain investments of the Alliance Bond and Alliance Balanced Funds                               3
How we determine the unit value                                                                    5
Alliance Money Market Yield information                                                            7
Brokerage fees and charges for securities transactions                                             8
Additional information about RIA                                                                   9
Loan provisions                                                                                    9
Annuity benefits                                                                                  10
Amount of fixed-annuity payments                                                                  11
Ongoing operations fee                                                                            11
Management for the Alliance Bond, Alliance Balanced, Alliance Common Stock and
 Alliance Aggressive Stock Funds and Equitable Life                                               12
Funds                                                                                             12
Distribution                                                                                      12
Equitable Life                                                                                    13
Directors                                                                                         13
Officer-Directors                                                                                 14
Other Officers                                                                                    14
Financial statements index                                                                        15
Financial statements                                                                           FSA-1

SEND OR FAX THIS REQUEST FORM TO RECEIVE A STATEMENT OF ADDITIONAL INFORMATION

To:  The Equitable Life Assurance Society of the United States--
       RIA service office
     200 Plaza Drive-1st Floor
     Secaucus, NJ 07094-3689
     Fax: (201) 583-2304, 2305, or 2306

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


Please send me a copy of the Statement of Additional Information for the RIA prospectus dated May 1, 2000.



--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City                    State      Zip


Client number:
              ------------------------------------------------------------------



(SAI    (5/00))

Retirement Investment Account(R)



STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2000
--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for our Retirement Investment Account ("RIA"), dated May 1, 2000 ("prospectus"), and any supplements.



Terms defined in the prospectus have the same meaning in the SAI unless the context otherwise requires.


You can obtain a copy of the prospectus, and any supplements to the prospectus, from us free of charge by writing or calling the RIA service office listed on the back of this SAI, or by contacting your financial professional. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104 (212) 554-1234.


TABLE OF CONTENTS


FUND INFORMATION                                          2
General                                                   2
Restrictions and requirements of the Alliance Bond
   (Separate Account No. 13), Alliance Balanced
   (Separate Account No. 10), Alliance Common Stock
   (Separate Account No. 4) and Alliance Aggressive
   Stock (Separate Account No. 3) Funds                   2
Certain investments of the Alliance Bond and Alliance
   Balanced Funds                                         3
How we determine the unit value                           5
Alliance Money Market yield information                   7
Brokerage fees and charges for securities transactions    8
ADDITIONAL INFORMATION ABOUT RIA                          9
Loan provisions                                           9
Annuity benefits                                         10
Amount of fixed-annuity payments                         11
Ongoing operations fee                                   11
MANAGEMENT FOR THE ALLIANCE BOND, ALLIANCE
   BALANCED, ALLIANCE COMMON STOCK AND
   ALLIANCE AGGRESSIVE STOCK FUNDS AND
   EQUITABLE LIFE                                        12
Funds                                                    12
Distribution                                             12
Equitable Life                                           13
   Directors                                             13
   Officer-Directors                                     14
   Other Officers                                        14
FINANCIAL STATEMENTS INDEX                               15
Financial statements                                  FSA-1







    Copyright 2000 The Equitable Life Assurance Society of the United States
 All rights reserved. Retirement Investment Account is a registered service mark of the Equitable Life Assurance Society of the United States.

888-1236

2
--------------------------------------------------------------------------------

FUND INFORMATION

General


In our prospectus we discuss in more detail, among other things, the structure of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, their investment objectives and policies, including the types of portfolio securities that they may hold and levels of investment risks that may be involved and investment management. We also summarize certain of these matters with respect to the Investment Funds and their corresponding portfolios. See "Investment options."



Here we will discuss special restrictions, requirements and transaction expenses that apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, certain investments of the Alliance Bond Fund and determination of the value of units for all Funds, including some historical information. You can find information about the investment objectives and policies, as well as restrictions, requirements and risks pertaining to the corresponding EQ Advisors Trust portfolio in which the Investment Funds invest in the prospectus and SAI for EQ Advisors Trust.


RESTRICTIONS AND REQUIREMENTS OF THE ALLIANCE
BOND, ALLIANCE BALANCED, ALLIANCE COMMON
STOCK AND ALLIANCE AGGRESSIVE STOCK FUNDS

Neither the Alliance Common Stock Fund nor the Alliance Balanced Fund will make an investment in an industry if that investment would cause the Fund's holding in that industry to exceed 25% of the Fund's assets.


The Alliance Bond Fund, Alliance Common Stock Fund and Alliance Aggressive Stock Funds will not purchase or write puts or calls (options). The Alliance Balanced Fund's investment policies do not prohibit hedging transactions such as through the use of put and call options and stock index or interest rate futures. However, the Alliance Balanced Fund currently has no plans to enter into such transactions.


The following investment restrictions apply to the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. None of those Funds will:


o trade in foreign exchange (except transactions incidental to the settlement of purchases or sales of securities for a Fund and contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract);


o  make an investment in order to exercise control or management over a company;


o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;


o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate futures);


o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the NASDAQ;


o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of a registered investment company's outstanding voting securities. The Fund's total holdings of registered investment company securities may not exceed 10% of the value of the Fund's assets;


o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;


o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

3
--------------------------------------------------------------------------------

o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable.


CERTAIN INVESTMENTS OF THE ALLIANCE BOND AND ALLIANCE BALANCED FUNDS


The following are brief descriptions of certain types of investments which may be made by the Alliance Bond and Alliance Balanced Funds and certain risks and investment techniques.


MORTGAGE PASS-THROUGH SECURITIES. The Alliance Bond and Alliance Balanced Funds may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association, or "GNMA"), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.


COLLATERALIZED MORTGAGE OBLIGATIONS. The Alliance Bond and Alliance Balanced Funds may invest in collateralized mortgage obligations ("CMOs"). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Rather, they are pay-through securities, i.e., securities backed by the cash flow from the underlying mortgages. Investors in CMOs are not owners of the underlying mortgages, which serve as collateral for such debt securities, but are simply owners of a debt security backed by such pledged assets. CMOs are typically structured into multiple classes, with each class bearing a different stated maturity and having different payment streams. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal payments only after the shorter class or classes have been retired.


ASSET-BACKED SECURITIES. The Alliance Bond and Alliance Balanced Funds may purchase asset-backed securities that represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets (such as Certificates for Automobile Receivables) or may be unsecured (such as Credit Card Receivable Securities). Depending on the structure of the asset-backed security, monthly or quarterly payments of principal and interest or interest only are passed through like mortgage pass-through securities or paid through (like CMOs) to certificate holders. Asset-backed securities may be guaranteed up to certain amounts by guarantees, insurance or letters of credit issued by a financial institution affiliated or unaffiliated with the originator of the pool.


Underlying automobile sales contracts and credit card receivables are, of course, subject to prepayment (although to a lesser degree than mortgage pass-through securities), which may shorten the securities' weighted average life and reduce their overall return to certificate holders. Certificate holders may also experience delays in payment if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. The value of these securities also

4
--------------------------------------------------------------------------------

may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing credit support enhancement for the pool. If consistent with its investment objective and policies, the Alliance Bond and Alliance Balanced Funds may invest in other asset-backed securities that may be developed in the future.


ZERO COUPON BONDS. The Alliance Bond and Alliance Balanced Funds may invest in zero coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero coupon bonds may originate as such or may be created by stripping an outstanding bond. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.


REPURCHASE AGREEMENTS. In repurchase agreements, the Alliance Bond or Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Fund retains the securities subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the securities subject to the agreement and requires the seller to deposit with the Fund collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. We evaluate the creditworthiness of sellers with whom we enter into repurchase agreements. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The Funds currently treat repurchase agreements maturing in more than seven days as illiquid securities.


DEBT SECURITIES SUBJECT TO PREPAYMENT RISKS. Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund may invest are subject to prepayments prior to their stated maturity. The Fund usually is unable to accurately predict the rate at which prepayments will be made, which rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the Fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Alliance Bond and Alliance Balanced Funds may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. When a Fund engages in when-issued or delayed delivery transactions, the Fund relies on the other party to consummate the transaction. Failure to consummate the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date. A Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.

5
--------------------------------------------------------------------------------

FOREIGN CURRENCY FORWARD CONTRACTS. The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. Generally, such forward contracts will be for a period of less than three months. The Fund will enter into such forward contracts for hedging purposes only. These transactions will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. Forward contracts are traded in the inter-bank market, and not on organized commodities or securities exchanges. Accordingly, the Fund is dependent upon the good faith and creditworthiness of the other party to the transaction, as evaluated by the Fund's Manager. To the extent inconsistent with any restrictions in the SAI concerning the Fund's trading in foreign exchange, this paragraph will control.


HEDGING TRANSACTIONS. The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.


HOW WE DETERMINE THE UNIT VALUE

In our prospectus, we discuss how employer plan assets are put into and taken out of the Funds by the purchase and redemption of units under the contracts, respectively. See "How we value your plan balances" in the prospectus. Here we will discuss how we determine the value of units.


When contributions are invested in the Funds, the number of units outstanding attributable to each Fund is correspondingly increased; and when amounts are withdrawn from one of these Funds, the number of units outstanding attributable to that Fund is correspondingly decreased.


For the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, the unit values reflect investment performance and investment management and financial accounting fees. We determine the respective unit values for these Funds by multiplying the unit value for the preceding business day by the net investment factor for that subsequent day. We determine the net investment factor as follows:


o First, we take the value of the Fund's assets at the close of business on the preceding business day.


o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which the net investment factor is being determined.


o Then, we subtract the capital losses, realized and unrealized, and investment management and financial accounting fees charged to the Fund during that business day.


o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

6
--------------------------------------------------------------------------------

Prior to June 1, 1994, for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds, the investment management and financial accounting fees were deducted monthly from employer plan balances in these Funds.


Assets of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds are valued as follows:


o Common stocks and other equity-type securities listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ system are valued at the last sale price or, if no sale, at the latest available bid price. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.


o Foreign securities not traded directly, or in ADR form in the United States are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.


o United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.


o Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.


o Short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities maturing in more than 60 days are valued at representative quoted prices. The Funds can acquire short-term debt securities directly or through the acquisition of units in our Separate Account No. 2A. See "Investment options" in the prospectus.


o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no last sale, at the latest available bid price.


o Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.


o The unit value of Separate Account No. 2A is calculated each day the New York Stock Exchange is open for trading by dividing (i) the value of the portfolio securities and other assets of Separate Account No. 2A at the close of the business on that day (before giving effect to amounts contributed or withdrawn during that day), by (ii) the total number of units outstanding at the close of business on the preceding day. Separate Account No. 2A invests in short-term securities which mature in 60 days or less from the date of purchase or are subject to a repurchase agreement requiring repurchase in 60 days or less. The assets of Separate Account No. 2A are valued as described with respect to the Separate Accounts.


The unit value for a Fund of Separate Account Nos. 51 and 66 for any business day together with any preceding non-business days ("valuation period") is equal to the unit value for the preceding valuation period multiplied by the net investment factor for that Investment Fund for that valuation period. The net investment factor for a valuation period is:


   (a/b) - c


where:


(a) is the value of the Fund's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the Investment Fund for the valuation period. For this purpose, we use the share value reported to us by EQ Advisors Trust. This share value is after deduction for

7
--------------------------------------------------------------------------------

     investment advisory fees and other expenses of EQ Advisors Trust.

(b) is the value of the Fund's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts are allocated or withdrawn for that valuation period).


(c) is the daily factor for the separate account administrative charge multiplied by the number of calendar days in the valuation period.


Our investment officers and EQ Advisors Trust's investment adviser determine in good faith the fair value of securities and other assets that do not have a readily available market price in accordance with accepted accounting practices and applicable laws and regulations.


ALLIANCE MONEY MARKET YIELD INFORMATION

The Alliance Money Market Fund calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical employer plan with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.


The net change is then reduced by the average ongoing operations fee factor (explained below). This reduction is made to recognize the deduction of the ongoing operations fee which is not reflected in the unit value. See "Charges and expenses" in the prospectus. Accumulation unit values reflect all other accrued expenses of the Alliance Money Market Fund.


The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The actual dollar amount of the ongoing operations fee that is deducted from the Alliance Money Market Fund will vary for each employer plan depending upon how the plan's balance is allocated among the investment options. To determine the effect of the ongoing operations fee on the yield, we start with the total dollar amount of the fees deducted from the Fund on the last business day of the prior month. This amount is multiplied by 7/30.417 to produce an average ongoing operations fee factor which is used in all weekly yield computations for the ensuing quarter. The average ongoing operations fee factor and the separate account administrative charge is then divided by the number of Alliance Money Market Fund units as of the end of the prior month, and the resulting quotient is deducted from the net change in unit value for the seven-day period.


The effective yield is obtained by modifying the current yield to give effect to the compounding nature of the Alliance Money Market Fund's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1) [superscript: 365/7]-1.


The Alliance Money Market Fund yield will fluctuate daily. Accordingly, yields for any given period are not necessarily representative of future results. In addition, the value of units of the Alliance Money Market Fund will fluctuate and not remain constant.


The Alliance Money Market Fund yield reflects charges that are not normally reflected in the yields of other investments and therefore may be lower when compared with yields of other investments. Alliance Money Market Fund yields should not be compared to the return on fixed-rate investments which guarantee rates of interest for specified periods, such as the guaranteed interest account or bank deposits. The yield should not be compared to the yield of money market funds made available to the general public because their yields usually are calculated on the basis of a constant $1 price per share and they pay earnings in dividends which accrue on a daily basis.

8
--------------------------------------------------------------------------------


The Alliance Money Market Fund's seven-day current yield for the RIA contracts was 4.57% for the period ended December 31, . The effective yield for that period was 4.67%. Because these yields reflect the deduction of the ongoing operations fee and the separate account administrative charge, they are lower than the corresponding yield figures for the Alliance Money Market portfolio which reflect only the deduction of EQ Advisors Trust-level expenses.




BROKERAGE FEES AND CHARGES FOR SECURITIES TRANSACTIONS

We discuss in the prospectus that we are the investment manager of the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. As the investment manager of these Funds, we invest and reinvest the assets of these Funds in a manner consistent with the policies described in the prospectus. In providing these services we currently use the personnel and facilities of our majority-owned subsidiary, Alliance, for portfolio selection and transaction services, including arranging the execution of portfolio transactions. Alliance is also an adviser for certain portfolios in EQ Advisors Trust. Information on brokerage fees and charges for securities transactions for the EQ Advisors Trust's portfolios is provided in the prospectus for EQ Advisors Trust.

The Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds are charged for securities brokers commissions, transfer taxes and other fees and expenses relating to their operation. Transactions in equity securities for a Fund are executed primarily through brokers which receive a commission paid by the Fund. Brokers are selected by Alliance. Alliance seeks to obtain the best price and execution of all orders placed for the portfolio of the Funds, considering all the circumstances. If transactions are executed in the over-the-counter market Alliance will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance. Although these concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds, they are effected only when it is believed that to do so is in the best interest of the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the accounts or clients in a fair manner.


We try to choose only brokers which we believe will obtain the best prices and executions on securities transactions. Subject to this general requirement, we also consider the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors we use in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability and professional stature.


The receipt of research services from brokers tends to reduce our expenses in managing the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds. We take this into account when setting the expense charges. Brokers who provide research services may charge somewhat higher commissions than those who do not. However, we will select only brokers whose commissions we believe are reasonable in all the circumstances.


We periodically evaluate the services provided by brokers and prepare internal proposals for allocating among those various brokers business for all the accounts we manage or advise. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by us. Generally, we do not tell brokers that we will try to allocate a particular amount of business to them. We do occasionally let brokers know how their performance has been evaluated.


Research information that we obtain may be used in servicing all clients or accounts under our management, including our

9
--------------------------------------------------------------------------------

general account. Similarly, we will not necessarily use all research provided by a broker or dealer with which the Funds transact business in connection with those Funds.


Transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.


When making securities transactions for the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), we seek to obtain prompt execution in an effective manner at the best price. Subject to this general objective, we may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we may benefit from such research is not considered in setting the expense charges.


In addition to using brokers and dealers to execute portfolio securities transactions for clients or accounts we manage, we may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.


Our parent, AXA Financial, owns Donaldson, Lufkin & Jenrette Inc. ("DLJ"). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ Securities Corp."), is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of DLJ Securities Corp., DLJ supplies correspondent services, including order execution, securities clearance and other centralized financial services to numerous independent regional securities firms and banks.


To the extent permitted by law, and consistent with the Fund transaction practices discussed in this SAI and the prospectus, the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. During 1998, there were no transactions effected through DLJ subsidiaries and therefore no commissions were paid.



For the years ended December 31, 1999, 1998, and 1997 total brokerage commissions for Separate Account No. 10 -- Pooled were $210,258, $172,883, and $424,352, respectively; for Separate Account 4 -- Pooled were $5,877,438, $4,288,187, and $3,698,148, respectively; for Separate Account No. 3 -- Pooled were $755,520, $2,020,464, and $1,876,011, respectively; and for Separate Account No. 13 -- Pooled were $-0-, $ -0-, and $-0-, respectively. For the fiscal year ended December 31, 1999, commissions of $125,632, $2,308,108, and $369,451 were paid to brokers providing research services to Separate Account No. 10 -- Pooled, Separate Account No. 4 -- Pooled, Separate Account No. 3 -- Pooled, respectively, on portfolio transactions of $168,980,994, $2,810,065,842, and $398,305,701, respectively.






ADDITIONAL INFORMATION ABOUT RIA

LOAN PROVISIONS

Loans to plan trustees on behalf of participants are permitted in our RIA program. It is the plan administrator's responsibility to administer the loan program.


The following are important features of the RIA loan provision:


o We will only permit loans from the guaranteed interest account. If the amount requested to be borrowed plus the loan fee and loan reserve we discuss below is more than the amount available in the guaranteed interest account for the loan transaction, the employer can move the addi-

10
--------------------------------------------------------------------------------

tional amounts necessary from one or more Funds to the guaranteed interest account.


o The plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan.


o Repayment of loan principal and interest can be made only to the guaranteed interest account. The employer must identify the portion of the repayment amount which is principal and which is interest.


o Upon repayment of a loan amount, any repayment of loan principal and loan reserve (see below) taken from one or more Funds for loan purposes may be moved back to a Fund.


o We charge a loan fee in an amount equal to 1% of the loan principal amount on the date a loan is made. The contingent withdrawal charge will be applied to any unpaid principal, as if the amount had been withdrawn on the day the principal payment was due. See "Charges and expenses" in the prospectus.


o The minimum amount of a loan for a participant is $1,000, and the maximum amount is 90% of the balances in all the investment options for a participant. An employer plan, the Code and the Department of Labor ("DOL") (as described in "Tax information" in the prospectus) may impose additional conditions or restrictions on loan transactions.


o On the date a loan is made, we create a loan reserve account in the guaranteed interest account in an amount equal to 10% of the loan amount. The 10% loan reserve is intended to cover (1) the ongoing operations fee applicable to amounts borrowed, (2) the possibility of our having to deduct applicable contingent withdrawal charges (see "Charges and expenses" in the prospectus) and (3) the deduction of any other withholdings, if required. The loan amount will not earn any interest under the contracts while the loan is outstanding. The amount of the loan reserve will continue to earn interest at the guaranteed interest account rate applicable for the employer plan.


o The ongoing operations fee will apply to the sum of the investment option balances (including the loan reserve) plus any unpaid loan principal. If the employer plan is terminated or any amount is withdrawn, or if any withdrawal from RIA results in the reduction of the 10% loan reserve amount in the guaranteed interest account, during the time a loan is outstanding, the contingent withdrawal charge will be applied to any principal loan balances outstanding as well as to any employer plan balances (including the loan reserve) in the investment options. See "Charges and expenses" in the prospectus.


ANNUITY BENEFITS

Subject to the provisions of an employer plan, we have available under RIA the following forms of fixed annuities.


o LIFE ANNUITY: An annuity which guarantees a lifetime income to the retired employee-participant (annuitant) and ends with the last monthly payment before the annuitant's death. There is no death benefit associated with this annuity form and it provides the highest monthly amount of any of the guaranteed life annuity forms. If this form of annuity is selected, it is possible that only one payment will be made if the annuitant dies after that payment.


o LIFE ANNUITY -- PERIOD CERTAIN: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies during a previously selected minimum payment period, continuation of payments to a designated beneficiary for the balance of the period. The minimum period is usually 5, 10, 15 or 20 years.


o LIFE ANNUITY -- REFUND CERTAIN: This annuity form guarantees a lifetime income to the annuitant and, if the annuitant dies before the initial single premium has been recovered, payments will continue to a designated beneficiary until the single premium has been recovered. If no beneficiary survives the annuitant, the refund will be paid in one lump sum to the estate.

11
--------------------------------------------------------------------------------

o PERIOD CERTAIN ANNUITY: Instead of guaranteed lifetime income, this annuity form provides for payments to the annuitant over a specified period, usually 5, 10, 15 or 20 years, with payments continuing to the designated beneficiary for the balance of the period if the annuitant dies before the period expires.


o QUALIFIED JOINT AND SURVIVOR LIFE ANNUITY: This annuity form guarantees lifetime income to the annuitant, and, after the annuitant's death, the continuation of income to the surviving spouse. Generally, unless a married annuitant elects otherwise with the written consent of his spouse, this will be the form of annuity payment. If this form of annuity is selected, it is possible that only one payment will be made if both the annuitant and the spouse die after that payment.


All of the forms outlined above (with the exception of Qualified Joint and Survivor Life Annuity) are available as either Single or Joint life annuities. We offer other forms not outlined here. Your financial professional can provide details.


AMOUNT OF FIXED-ANNUITY PAYMENTS

Our forms of a fixed annuity provide monthly payments of specified amounts. Fixed-annuity payments, once begun, will not change. The size of payments will depend on the form of annuity that is chosen, our annuity rate tables in effect when the first payment is made, and, in the case of a life income annuity, on the annuitant's age. The tables in our Contracts show monthly payments for each $1,000 of proceeds applied under an annuity. If our annuity rates in effect on the annuitant's retirement date would yield a larger payment, those current rates will apply instead of the tables. Our annuity rate tables are designed to determine the amounts required for the annuity benefits elected and for administrative and investment expenses and mortality and expense risks. Under our Contracts we can change the annuity rate tables every five years. Such changes would not affect annuity payments being made.


ONGOING OPERATIONS FEE

We determine the ongoing operations fee based on the combined net balances of an employer plan in all the investment options (including any outstanding loan balances) at the close of business on the last business day of each month. For employer plans that adopted RIA on or before February 9, 1986, we use the rate schedule set forth below, and apply it to the employer plan balances at the close of business on the last business day of the following month. For employer plans that adopted RIA after February 9, 1986 we use the rate schedule set forth in the prospectus. See "Charges and expenses" in the prospectus.


---------------------------------------------------------
    COMBINED BALANCE                MONTHLY
  OF INVESTMENT OPTIONS              RATE
---------------------------------------------------------
 First      $  150,000           1/12 of 1.25%
 Next       $  350,000           1/12 of 1.00%
 Next       $  500,000           1/12 of 0.75%
 Next       $1,500,000           1/12 of 0.50%
 Over       $2,500,000           1/12 of 0.25%
---------------------------------------------------------

12
--------------------------------------------------------------------------------

MANAGEMENT FOR THE ALLIANCE BOND,
ALLIANCE BALANCED, ALLIANCE COMMON
STOCK AND ALLIANCE AGGRESSIVE STOCK
FUNDS AND EQUITABLE LIFE

FUNDS


In the prospectus we give information about us, the Alliance Bond, Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds and how we, together with Alliance, provide investment management for the investments and operations of these Funds. See "More information" in the prospectus. The amounts of the investment management and financial accounting fees we received from employer plans participating through registered Contracts in the Alliance Balanced, Alliance Common Stock and Alliance Aggressive Stock Funds in 1999 were $17,346, $50,277, and $15,975, respectively; in 1998 were $22,847, $67,923 and
$30,444, respectively; and in 1997 were $24,226, $75,951, and $32,585, respectively. The amount of such fees received under the Alliance Bond Fund in 1999, 1998, and 1997 were $807, $747, and $559, respectively.



DISTRIBUTION


AXA Advisors, LLC ("AXA Advisors"), the successor to Equitable Financial Consultants, Inc. and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions. AXA Advisors serves as the principal underwriter of EQ Advisors Trust. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104. The contracts will be sold by financial professionals of AXA Advisors and its affiliates, who are also our licensed insurance agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

13
--------------------------------------------------------------------------------

EQUITABLE LIFE


We are managed by a Board of Directors. Our Directors and certain of our executive officers and their principal occupations are set forth below.

-----------------------------------------------------------------------------------------------------------------------
 DIRECTORS
 NAME                      AGE       PRINCIPAL OCCUPATION
-----------------------------------------------------------------------------------------------------------------------
 Francoise Colloc'h         56       Member of the AXA Management Board and Group Executive President, Human
                                     Resources, Communication and Synergies of AXA.
 Henri de Castries          45       Chairman of the Board, AXA Financial; Vice Chairman, AXA's Management Board.
 Joseph L. Dionne           66       Retired Chairman and Chief Executive Officer, The McGraw-Hill Companies.
 Denis Duverne              46       Executive Vice President, International AXA; member, AXA Executive Board.
 Jean-Rene Fourtou          60       Vice Chairman of the Management Board, Aventis; prior thereto, Chairman and
                                     Chief Executive Officer, Rhone-Poulenc, S.A.
 Norman C. Francis          69       President, Xavier University of Louisiana.
 Donald J. Greene           66       Of Counsel, LeBoeuf, Lamb, Greene & MacRae, L.L.P.; prior thereto, Partner of the firm.
 John T. Hartley            70       Director and retired Chairman and Chief Executive Officer, Harris Corporation.
 John H. F. Haskell, Jr.    68       Senior Advisor, Warburg, Dillon Read LLC; prior thereto, Managing Director and member of the Board of Directors.
 Mary (Nina) Henderson      49       Corporate Vice President, Core Business Development of Bestfoods (formerly CPC
                                     International, Inc.); prior thereto, Vice President and President, Bestfoods
                                     Grocery.
 W. Edwin Jarmain           61       President, Jarmain Group Inc.
 George T. Lowy             68       Partner, Cravath, Swaine & Moore.
 Didier Pineau-Valencienne  69       Vice Chairman, Credit Suisse First Boston; Honorary Chairman, Schneider Electric; prior thereto, Chairman and Chief Executive Officer.
 George J. Sella, Jr.       71       Retired Chairman and Chief Executive Officer, American Cyanamid Company.
 Peter J. Tobin             56       Dean, Peter J. Tobin College of Business Administration, St. John's University;
                                     prior thereto, Chief Financial Officer, Chase Manhattan Corp.
 Dave H. Williams           67       Chairman, Alliance Capital Management; prior thereto, Chief Executive Officer.
-----------------------------------------------------------------------------------------------------------------------

14
--------------------------------------------------------------------------------


Unless otherwise indicated, the following persons have been involved in the management of Equitable Life in various executive positions during the last five years.

-----------------------------------------------------------------------------------------------------------------------
 OFFICER-DIRECTORS
 NAME                      AGE       PRINCIPAL OCCUPATION
-----------------------------------------------------------------------------------------------------------------------
 Michael Hegarty            55       President and Chief Operating Officer of Equitable Life; Senior Vice Chairman
                                     and Chief Operating Officer, AXA Financial, Inc.; prior thereto, Vice Chairman,
                                     Chase Manhattan Corporation.
 Edward D. Miller           59       Chairman of the Board and Chief Executive Officer, Equitable Life; former Senior
                                     Vice Chairman of Chase Manhattan Corporation; prior thereto, President and
                                     Senior Vice Chairman of Chemical Bank.
 Stanley B. Tulin           50       Vice Chairman of the Board and Chief Financial Officer of Equitable Life; prior thereto, Senior Executive Vice President of AXA Financial, Inc. and Chairman of
                                     the Insurance Consulting and Actuarial Practice of Coopers & Lybrand, L.L.P.

-----------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS
 NAME                      AGE       PRINCIPAL OCCUPATION
-----------------------------------------------------------------------------------------------------------------------
 Leon B. Billis             54       Executive Vice president and Chief Information Officer.
 Derry E. Bishop            53       Executive Vice President and Chief Agency Officer, Equitable Life and AXA Client
                                     Solutions; Director and Executive Vice President, AXA Advisors, LLC.
 Harvey Blitz               54       Senior Vice President, Equitable Life and AXA Financial, Inc.; Executive Vice
                                     President, AXA Advisors, LLC.
 Kevin R. Byrne             44       Senior Vice President and Treasurer, Equitable Life, AXA Financial, Inc., AXA
                                     Client Solutions, LLC, Equitable Distributors and Equitable of Colorado.
 John A. Caroselli          45       Executive Vice President; prior thereto, Senior Vice President, Chase Manhattan
                                     Corp.
 Judy A. Faucett            52       Senior Vice President and Actuary; prior thereto, Partner and Senior Actuarial
                                     Consultant of Coopers & Lybrand L.L.P.
 Alvin H. Fenichel          55       Senior Vice President and Controller, Equitable Life and AXA Financial, Inc.
 Paul J. Flora              53       Senior Vice President and Auditor; Vice President and Auditor, AXA Financial,
                                     Inc.
 Robert E. Garber           50       Executive Vice President and Chief Legal Officer; General Counsel, AXA
                                     Financial, Inc.
 Donald R. Kaplan                    Senior Vice President, Chief Compliance Officer and Associate General Counsel.
 Michael  Martin            53       Executive Vice President and Chief Marketing Officer; Chairman and Chief
                                     Executive Officer, AXA Advisors, LLC; President, Equitable of Colorado.
 Richard J. Matteis         63       Executive Vice President; prior thereto, Executive Vice President Chase
                                     Manhattan Corp.
 Peter D. Noris             44       Executive Vice President and Chief Investment Officer, Equitable Life and AXA
                                     Financial, Inc.; Chairman, President and Trustee of EQ Advisors Trust; Executive
                                     Vice President of AXA Client Solutions and Equitable of Colorado; Chief
                                     Investment Officer of Equitable of Colorado.
 Brian S. O'Neil            48       Executive Vice President of Equitable Life, AXA Financial, Inc. and AXA Client
                                     Solutions.
 Anthony C. Pasquale        52       Senior Vice President of Equitable Life and AXA Client Solutions; Chairman and
                                     Chief Operating Officer, Casualty.
 Pauline Sherman            56       Senior Vice President, Secretary and Associate General Counsel of Equitable
                                     Life, AXA Financial, Inc. and AXA Client Solutions; Senior Vice President and
                                     Secretary, Equitable of Colorado.
 Richard V. Silver          44       Senior Vice President and General Counsel, Equitable Life; Senior Vice President
                                     and Associate General Counsel, AXA Financial, Inc. and AXA Client Solutions;
                                     Vice President and General Counsel, Equitable of Colorado.
 Jose S. Suquet             43       Senior Executive Vice President and Chief Distribution Officer, Equitable Life
                                     and AXA Client Solutions; Chairman, EDI.
 Gregory G. Wilcox          50       Executive Vice President, Equitable Life and AXA Financial, Inc.
 R. Lee Wilson              46       Executive Vice President, Equitable Life and AXA Client Solutions.
-----------------------------------------------------------------------------------------------------------------------

15
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                              FINANCIAL STATEMENTS INDEX
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                  PAGE
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 13 (POOLED),   Report of Independent Accountants--....................................      FSA-1
10 (POOLED), 4 (POOLED), AND 3
(POOLED)
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 13 (POOLED)     Statement of Assets and Liabilities, December 31, 1999.................      FSA-2
                                    -----------------------------------------------------------------------------------
                                     Statement of Operations for the Year Ended December 31, 1999...........      FSA-3
                                    -----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 1999  and 1998......................................      FSA-4
                                    -----------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 1999 ...........................      FSA-5
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)     Statement of Assets and Liabilities, December 31, 1999.................      FSA-8
                                    -----------------------------------------------------------------------------------
                                     Statement of Operations for the Year
                                     Ended December 31, 1999................................................      FSA-9
                                    -----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 1999 and 1998.......................................     FSA-10
                                    -----------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 1999............................     FSA-11
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)      Statement of Assets and Liabilities, December 31,     1999.............     FSA-25
                                    -----------------------------------------------------------------------------------
                                     Statement of Operations for the Year
                                     Ended December 31, 1999................................................     FSA-26
                                    -----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 1999 and 1998.......................................     FSA-27
                                    -----------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 1999............................     FSA-28
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 3 (POOLED)      Statement of Assets and Liabilities, December 31, 1999.................     FSA-33
                                    -----------------------------------------------------------------------------------
                                     Statement of Operations for the Year
                                     Ended December 31, 1999................................................     FSA-34
                                    -----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 1999 and 1998.......................................     FSA-35
                                    -----------------------------------------------------------------------------------
                                     Portfolio of Investments, December 31, 1999............................     FSA-36
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)     Report of Independent Accountants--....................................     FSA-41
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 51 (POOLED)     Statements of Assets and Liabilities, December 31, 1999................     FSA-42
                                    -----------------------------------------------------------------------------------
                                     Statements of Operations for the Year
                                     Ended December 31, 1999................................................     FSA-45
                                    -----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 1999 and 1998.......................................     FSA-48
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)     Report of Independent Accountants--....................................     FSA-54
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)     Statements of Assets and Liabilities, December 31, 1999................     FSA-55
                                    -----------------------------------------------------------------------------------
                                     Statements of Operations for the Year
                                     Ended December 31, 1999................................................     FSA-60
                                    -----------------------------------------------------------------------------------
                                     Statements of Changes in Net Assets for the Years
                                     Ended December 31, 1999 and 1998.......................................     FSA-66
-----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT NOS. 13 (POOLED),   Notes to Financial Statements..........................................     FSA-75
10 (POOLED), 4 (POOLED), 3
(POOLED), 51 (POOLED), AND
66 (POOLED)
-----------------------------------------------------------------------------------------------------------------------

16
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                          FINANCIAL STATEMENTS INDEX (CONT'D)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                                  PAGE
-----------------------------------------------------------------------------------------------------------------------
THE EQUITABLE LIFE ASSURANCE         Report of Independent Accountants--...................................        F-1
SOCIETY OF THE UNITED STATES        -----------------------------------------------------------------------------------
                                     Consolidated Balance Sheets as of December 31, 1999 and 1998..........        F-2
                                    -----------------------------------------------------------------------------------
                                     Consolidated Statements of Earnings for the Years Ended
                                     December 31, 1999, 1998  and 1997.....................................        F-3
                                    -----------------------------------------------------------------------------------
                                     Consolidated Statements of Shareholder's Equity for the Years
                                     Ended December 31, 1999 , 1998  and 1997..............................        F-4
                                    -----------------------------------------------------------------------------------
                                     Consolidated Statements of Cash Flows for the Years Ended
                                     December 31, 1999, 1998  and 1997.....................................        F-5
                                    -----------------------------------------------------------------------------------
                                     Notes to Consolidated Financial Statements............................        F-6
-----------------------------------------------------------------------------------------------------------------------
                                     The financial statements of the Funds reflect fees, charges and other expenses of the Separate Accounts applicable to contracts under RIA as in effect during the periods covered, as well as the expense charges made in accordance with the terms of all other contracts participating in the respective Funds.
-----------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                            Retirement Investment Account(R)
-----------------------------------------------------------------------------------------------------------------------
                                           SEPARATE ACCOUNT UNITS OF INTEREST
                                              UNDER GROUP ANNUITY CONTRACTS

                                                         FUNDS
------------------------------------------------------------------------------------------------------------------------
 POOLED SEPARATE ACCOUNTS                     SEPARATE ACCOUNT NO. 51                    SEPARATE ACCOUNT NO. 66
 o   Alliance Aggressive Stock, Separate      o   Alliance Conservative Investors        o   EQ/Alliance Technology
     Account No. 3 -- Pooled                  o   Alliance Equity Index                  o   EQ/Alliance Premier Growth
 o   Alliance Balanced, Separate Account      o   Alliance Global                        o   Calvert Socially
     No. 10 -- Pooled                         o   Alliance Growth and Income                 Responsible
 o   Alliance Bond, Separate Account          o   Alliance Growth Investors              o   Capital Guardian
     No. 13 -- Pooled                         o   Alliance High Yield                        International
 o   Alliance Common Stock, Separate          o   Alliance Intermediate Government       o   Capital Guardian Research
     Account No. 4 -- Pooled                      Securities                             o   Capital Guardian U.S.
                                              o   Alliance International                     Equity
                                              o   Alliance Money Market                  o   EQ/Evergreen
                                              o   Alliance Quality Bond                  o   EQ Evergreen Foundation
                                              o   Alliance Small Cap Growth              o   Lazard Large Cap Value
                                                                                         o   Lazard Small Cap Value
                                                                                         o   Mercury Basic Value Equity
                                                                                         o   Mercury World Strategy
                                                                                         o   MFS Emerging Growth
                                                                                             Companies
                                                                                         o   MFS Growth with Income
                                                                                         o   MFS Research
                                                                                         o   Morgan Stanley Emerging
                                                                                             Markets Equity
                                                                                         o   EQ/Putnam Balanced
                                                                                         o   EQ/Putnam Growth & Income
                                                                                             Value
                                                                                         o   EQ/Putnam International
                                                                                             Equity Index
                                                                                         o   EQ/Putnam Investors Growth
                                                                                         o   T. Rowe Price Equity
                                                                                             Income
                                                                                         o   T. Rowe Price International Stock
                                                                                         o   Warburg Pincus Small
                                                                                             Company Value

                                                           OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE
                                                       UNITED STATES

            RIA SERVICE OFFICE:                    CONTRIBUTIONS ONLY:            EXPRESS MAIL CONTRIBUTIONS ONLY:

               Equitable Life                         Equitable Life                        Bank One, NA
               RIA service office                        RIA/EPP                     300 Harmon Meadow Boulevard
                 200 Plaza Drive                      P.O. Box 13503                       Attn: Box 13503
             Secaucus, NJ 07094-3689                 Newark, NJ 07188                    Secaucus, NJ 07094
              Tel.: (800) 967-4560
                 (201) 583-2302
         (9 A.M. to 5 P.M. Eastern time)
       Fax: (201) 583-2304, 2305, or 2306
        (To obtain pre-recorded Fund unit
        values, use our toll-free number
                  listed above)


Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account Nos. 13, 10, 4 and 3 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the prospectus of the Retirement Investment Account) present fairly, in all material respects, the financial position of Separate Account Nos. 13 (Pooled) (Alliance Bond Fund), 10 (Pooled) (Alliance Balanced
Fund), 4 (Pooled) (Alliance Common Stock Fund) and 3 (Pooled) (Alliance Aggressive Stock Fund) of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 1999, the results of each of their operations for the year then ended, changes in each of their net assets for the two years then ended and the selected per unit data for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                     FSA-1

SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Assets and Liabilities
December 31, 1999
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
Long-term debt securities -- at market value (amortized cost:  $85,768,148) ..................    $83,085,672
Participation in Separate Account No. 2A -- at amortized cost, which approximates
   market value, equivalent to 6,971 units at $300.60 ........................................      2,095,470
Cash .........................................................................................          1,441
Due from Equitable Life's General Account ....................................................          3,292
Interest and other receivable ................................................................      1,243,106
-------------------------------------------------------------------------------------------------------------
Total assets .................................................................................     86,428,981
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
Investment management fees payable ...........................................................             42
Accrued expenses .............................................................................         30,387
-------------------------------------------------------------------------------------------------------------
Total liabilities ............................................................................         30,429
-------------------------------------------------------------------------------------------------------------
NET ASSETS ...................................................................................    $86,398,552
=============================================================================================================

See Notes to Financial Statements

                                     FSA-2

SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Operations
Year Ended December 31, 1999
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2)-- Interest ........................................................     $ 5,408,913
--------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4)
Asset and investment management fees .........................................................        (462,830)
Administrative fees ..........................................................................         (28,746)
Operating expenses ...........................................................................         (40,953)
--------------------------------------------------------------------------------------------------------------
Total expenses ...............................................................................        (532,529)
--------------------------------------------------------------------------------------------------------------
Net investment income ........................................................................       4,876,384
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized loss from security transactions .....................................................      (1,018,407)
Change in unrealized appreciation/depreciation of investments ................................      (4,247,078)
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Investments ..............................................      (5,265,485)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS ........................................     $  (389,101)
==============================================================================================================

See Notes to Financial Statements

                                     FSA-3

SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                                     1999            1998
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net Investment Income .......................................................  $   4,876,384         $   5,636,803
Net realized gain (loss) on investments .....................................     (1,018,407)            2,544,641
Change in unrealized appreciation/depreciation of investments ...............     (4,247,078)              120,191
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations ............       (389,101)            8,301,635
------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ...............................................................     15,016,685            23,074,114
Withdrawals .................................................................    (26,268,116)          (45,688,691)
------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ....    (11,251,431)          (22,614,577)
------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS ......................................................    (11,640,532)          (14,312,942)
NET ASSETS-- BEGINNING OF YEAR ..............................................     98,039,084           112,352,026
------------------------------------------------------------------------------------------------------------------
NET ASSETS-- END OF YEAR ....................................................  $  86,398,552         $  98,039,084
==================================================================================================================

See Notes to Financial Statements



                                     FSA-4

SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999
------------------------------------------------------------------------------------------------------
                                                                            PRINCIPAL         MARKET
                                                                             AMOUNT           VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (1.0%)
CBS Corp.
   7.15%,2005 ........................................................     $  850,000       $  833,961
                                                                                            ----------
TOTAL BUSINESS SERVICES (1.0%) .......................................                         833,961
                                                                                            ----------
CAPITAL GOODS
AEROSPACE (2.9%)
Lockhead Martin Corp.
   6.85%, 2001 .......................................................      2,500,000        2,474,340
                                                                                            ----------
TOTAL CAPITAL GOODS (2.9%) ...........................................                       2,474,340
                                                                                            ----------
CONSUMER CYCLICALS
AUTO-RELATED (4.5%)
Enterprise Rent-A-Car Co.
   6.95%, 2004 .......................................................      4,000,000        3,872,196
                                                                                            ----------
TOTAL CONSUMER CYCLICALS (4.5%) ......................................                       3,872,196
                                                                                            ----------
CREDIT-SENSITIVE
ASSET-BACKED (7.5%)
Carat Auto Receivables Asset Trust
   5.58%, 2002 .......................................................      2,500,000        2,466,400
Chase Credit Card Master Trust
   6.3%, 2003 ........................................................      4,000,000        3,995,000
                                                                                            ----------
                                                                                             6,461,400
                                                                                            ----------
BANKS (2.9%)
Bank of America Corp.
   9.5%, 2004 ........................................................      2,350,000        2,543,264
                                                                                            ----------
FINANCIAL SERVICES (11.5%)
Associates Corp. of North America
   6.5%, 2002 ........................................................      3,500,000        3,462,305
Ford Motor Credit Co.
   5.8%, 2009 ........................................................      1,650,000        1,462,725
General Electric Capital Corp.
   6.65%, 2002 .......................................................      1,875,000        1,864,856
Goldman Sachs Group, Inc.
   7.35%, 2009 .......................................................      1,325,000        1,293,478


                                     FSA-5

SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1999 (Continued)
-------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL        MARKET
                                                                              AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE (CONTINUED)
FINANCIAL SERVICES (11.5%) (CONTINUED)
Household Finance Corp.
   6.5%, 2008 ........................................................     $ 2,000,000      $ 1,852,220
                                                                                            -----------
                                                                                              9,935,584
                                                                                            -----------
MORTGAGE-RELATED (22.5%)
Federal National Mortgage Association:
   5.25%, 2003 .......................................................       4,500,000        4,328,414
   5.875%, 2004 ......................................................       2,400,000        2,295,000
   6.0%, 2028 ........................................................       2,488,274        2,278,068
   6.0%, 2029 ........................................................       1,931,591        1,768,412
   7.5%, 2029 ........................................................       7,856,057        7,773,774
LB Commercial Conduit Mortgage Trust
   6.78%, 2030 .......................................................       1,000,000          953,450
                                                                                            -----------
                                                                                             19,397,118
                                                                                            -----------
UTILITY -- ELECTRIC (4.3%)
Consolidated Edison, Inc.
   6.25%, 2008 .......................................................       4,000,000        3,696,800
                                                                                            -----------
U.S. GOVERNMENT (32.7%)
U.S. Treasury Notes:
   6.0%, 2000 ........................................................       3,900,000        3,903,658
   6.25%, 2001 .......................................................       1,120,000        1,121,051
   6.5%, 2001 ........................................................       7,680,000        7,711,204
   5.875%, 2004 ......................................................       2,790,000        2,735,944
   6.875%, 2006 ......................................................      11,595,000       11,797,913
   6.0%, 2009 ........................................................       1,100,000        1,065,625
                                                                                            -----------
                                                                                             28,335,395
                                                                                            -----------
TOTAL CREDIT-SENSITIVE (81.4%) .......................................                       70,369,561
                                                                                            -----------
ENERGY
COAL & GAS PIPELINES (3.9%)
Williams Companies, Inc. .............................................
   6.125%, 2001 ......................................................       3,400,000        3,365,150
                                                                                            -----------
TOTAL ENERGY (3.9%) ..................................................                        3,365,150
                                                                                            -----------
TECHNOLOGY
TELECOMMUNICATIONS (2.5%)
Comcast Cable Communications, Inc. ...................................
   6.2%, 2008 ........................................................       2,400,000        2,170,464
                                                                                            -----------
TOTAL TECHNOLOGY (2.5%) ..............................................                        2,170,464
                                                                                            -----------




                                     FSA-6

SEPARATE ACCOUNT NO. 13 (POOLED)
(THE ALLIANCE BOND FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Concluded)
-------------------------------------------------------------------------------------------------------
                                                                                            MARKET
                                                                                             VALUE
-------------------------------------------------------------------------------------------------------
TOTAL LONG-TERM DEBT SECURITIES (96.2%)
   (Amortized Cost $85,768,148)....................................................      $   83,085,672
                                                                                         --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates market value, equivalent to 6,971 units
   at $300.60 each (2.4%)..........................................................           2,095,470
                                                                                         --------------
TOTAL INVESTMENTS (98.6%)
   (Amortized Cost $87,863,618) ...................................................          85,181,142

OTHER ASSETS LESS LIABILITIES (1.4%)...............................................           1,217,410
                                                                                         --------------
NET ASSETS (100.0%)................................................................      $   86,398,552
                                                                                         ==============
See Notes to Financial Statements.

                                     FSA-7

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Assets and Liabilities
December 31, 1999
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
Common stocks -- at market value (cost:  $51,061,608) .....................................       $ 71,663,489
Preferred stocks -- at market value (cost:  $1,349,937) ...................................          2,158,800
Long-term debt securities -- at market value (amortized cost:  $67,574,628) ...............         67,481,851
Participation in Separate Account No. 2A -- at amortized cost, which approximates
   market value, equivalent to 117 units at $300.60 .......................................             35,179
Receivable for investment securities sold .................................................          2,527,719
Interest receivable .......................................................................            878,928
Dividends and other receivable ............................................................            125,323
--------------------------------------------------------------------------------------------------------------
Total assets ..............................................................................        144,871,289
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account ...................................................          1,082,278
Custodian fee payable .....................................................................            978,915
Payable for investment securities purchased ...............................................              7,632
Investment management fees payable ........................................................              1,384
Accrued expenses ..........................................................................            155,991
Unrealized depreciation of forward currency contracts .....................................                938
--------------------------------------------------------------------------------------------------------------
Total liabilities .........................................................................          2,227,138
--------------------------------------------------------------------------------------------------------------
NET ASSETS ................................................................................       $142,644,151
==============================================================================================================
See Notes to Financial Statements


                                     FSA-8

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Operations
Year Ended December 31, 1999
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld of $50,363) ......................................       $  1,043,948
Interest ..................................................................................          4,751,668
--------------------------------------------------------------------------------------------------------------
Total investment income ...................................................................          5,795,616
--------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
Asset and investment management fees ......................................................         (1,075,798)
Administrative fees .......................................................................         (1,319,166)
Operating expenses ........................................................................           (175,624)
--------------------------------------------------------------------------------------------------------------
Total expenses ............................................................................         (2,570,588)
--------------------------------------------------------------------------------------------------------------
Net investment income .....................................................................          3,225,028
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions .............................         26,193,319
Change in unrealized appreciation/depreciation of investments
   and foreign currency transactions ......................................................         (8,283,953)
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments ...........................................         17,909,366
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS .....................................       $ 21,134,394
==============================================================================================================

See Notes to Financial Statements



                                     FSA-9

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                                                    1999           1998
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net Investment Income .....................................................    $   3,225,028      $   4,993,836
Net realized gain on investments and foreign currency transactions ........       26,193,319         23,827,974
Change in unrealized appreciation/depreciation of investments
   and foreign currency transactions ......................................       (8,283,953)         9,231,482
---------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to operations .....................       21,134,394         38,053,292
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions .............................................................       30,187,271         41,418,954
Withdrawals ...............................................................     (105,989,196)      (125,416,483)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals ..      (75,801,925)       (83,997,529)
---------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS ....................................................      (54,667,531)       (45,944,237)
NET ASSETS -- BEGINNING OF YEAR ...........................................      197,311,682        243,255,919
---------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR .................................................    $ 142,644,151      $ 197,311,682
===============================================================================================================

See Notes to Financial Statements

                                     FSA-10

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999
---------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF               MARKET
                                                                                 SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS (1.0%)
Akzo Nobel N.V. .......................................................          6,300            $     314,571
BASF AG................................................................          4,500                  234,169
Dow Chemical Co. ......................................................          1,400                  187,075
Dupont (E. I.) de Nemours & Co. .......................................          2,802                  184,582
Ecolab, Inc. ..........................................................          4,500                  176,063
Shin-Etsu Chemical Co. Ltd. ...........................................          9,000                  386,530
                                                                                                  -------------
                                                                                                      1,482,990
                                                                                                  -------------
CHEMICALS -- SPECIALTY (0.2%)
Lyondell Chemical Company..............................................         16,500                  210,375
                                                                                                  -------------
METALS & MINING (0.2%)
Alcoa, Inc. ...........................................................          1,600                  132,800
Freeport-McMoran Copper & Gold, Inc. (Class B)*........................          4,600                   97,175
Newmont Mining Corp. ..................................................          1,500                   36,750
Phelps Dodge Corp. ....................................................            800                   53,700
                                                                                                  -------------
                                                                                                        320,425
                                                                                                  -------------
STEEL (0.1%)
NatSteel Ltd. .........................................................         41,000                   81,705
USX-U.S. Steel Group, Inc. ............................................          2,400                   79,200
                                                                                                  -------------
                                                                                                        160,905
                                                                                                  -------------
TOTAL BASIC MATERIALS (1.5%)...........................................                               2,174,695
                                                                                                  -------------
BUSINESS SERVICES
ENVIRONMENTAL CONTROL (0.4%)
Verisign, Inc.*........................................................          3,300                  629,475
                                                                                                  -------------
PRINTING, PUBLISHING & BROADCASTING (2.4%)
AMFM, Inc.* ...........................................................          4,400                  344,300
AT&T Corp. -- Liberty Media (Class A)*.................................          7,884                  447,417
British Sky Broadcasting PLC...........................................         22,270                  358,248
CBS Corp.*.............................................................          4,600                  294,113
Gannett Co.............................................................          3,800                  309,938
MediaOne Group, Inc.*..................................................          5,900                  453,194
New Straits Times Press BHD*...........................................         13,000                   31,303
Time Warner, Inc. .....................................................          9,800                  709,888
United News & Media PLC................................................         37,068                  463,521
                                                                                                  -------------
                                                                                                      3,411,922
                                                                                                  -------------
PROFESSIONAL SERVICES (0.2%)
Securitas AB (Series B)................................................         14,000                  252,459
                                                                                                  -------------

                                     FSA-11

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF              MARKET
                                                                                 SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
TRUCKING, SHIPPING (0.0%)
Frontline Ltd. -- Warrrants (Expire 05/11/01)* ........................          5,706               $        0
                                                                                                     ----------
TOTAL BUSINESS SERVICES (3.0%) ........................................                               4,293,856
                                                                                                     ----------
CAPITAL GOODS
AEROSPACE (0.2%)
British Aerospace PLC .................................................         40,000                  264,291
                                                                                                     ----------
BUILDING & CONSTRUCTION (0.3%)
ABB AG* ...............................................................          1,981                  240,929
CRH PLC ...............................................................          8,000                  170,773
                                                                                                     ----------
                                                                                                        411,702
                                                                                                     ----------
BUILDING MATERIALS & FOREST PRODUCTS (0.4%)
Masco Corp. ...........................................................         10,100                  256,288
Weyerhaeuser Co. ......................................................          3,800                  272,888
                                                                                                     ----------
                                                                                                        529,176
                                                                                                     ----------
ELECTRICAL EQUIPMENT (1.9%)
General Electric Co. ..................................................         17,100                2,646,225
                                                                                                     ----------
MACHINERY (0.4%)
Fanuc Co. .............................................................          2,000                  253,978
United Technologies Corp. .............................................          5,700                  370,500
                                                                                                     ----------
                                                                                                        624,478
                                                                                                     ----------
TOTAL CAPITAL GOODS (3.2%) ............................................                               4,475,872
                                                                                                     ----------
CONSUMER CYCLICALS
AIRLINES (0.4%)
British Airways PLC ...................................................         50,800                  330,322
Northwest Airlines Corp.* .............................................          4,500                  100,125
Southwest Airlines Co. ................................................          7,900                  127,881
                                                                                                     ----------
                                                                                                        558,328
                                                                                                     ----------
AUTOS & TRUCKS (0.3%)
Ford Motor Co. ........................................................          4,800                  256,500
General Motors Corp. ..................................................          2,400                  174,450
                                                                                                     ----------
                                                                                                        430,950
                                                                                                     ----------
LEISURE-RELATED (0.6%)
Berjaya Sports Toto BHD ...............................................         27,000                   58,263
Carnival Corp. (Class A) ..............................................          6,700                  320,344
Harley Davidson, Inc. .................................................          3,900                  249,844
Park Place Entertainment Corp.* .......................................          9,600                  120,000
                                                                                                      ---------
                                                                                                        748,451
                                                                                                      ---------

                                     FSA-12

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF                MARKET
                                                                                SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
RETAIL -- GENERAL (3.5%)
Carrefour SA...........................................................          1,000            $     183,585
Costco Wholesale Corp.*................................................          1,200                  109,500
Dayton Hudson Corp. ...................................................          1,800                  132,188
Dixons Group PLC.......................................................         16,300                  391,608
Gap, Inc...............................................................          6,950                  319,700
Home Depot, Inc. ......................................................         12,600                  863,887
Kingfisher PLC.........................................................         15,700                  172,891
Kohl's Corp.*..........................................................          2,400                  173,250
Lowe's Cos., Inc. .....................................................          4,900                  292,775
Next PLC...............................................................         54,300                  520,422
Wal-Mart Stores, Inc. .................................................         22,200                1,534,574
Walgreen Co. ..........................................................         11,300                  330,525
                                                                                                  -------------
                                                                                                      5,024,905
                                                                                                  -------------
TOTAL CONSUMER CYCLICALS (4.8%)........................................                               6,762,634
                                                                                                  -------------
CONSUMER NONCYCLICALS
BEVERAGES (0.9%)
Coca-Cola Co. .........................................................          8,700                  506,775
Coca-Cola Enterprises, Inc. ...........................................          8,500                  171,063
Pepsi Bottling Group, Inc. ............................................         10,100                  167,281
Pepsico, Inc. .........................................................         12,000                  423,000
                                                                                                  -------------
                                                                                                      1,268,119
                                                                                                  -------------
CONTAINERS (0.2%)
Sealed Air Corp.*......................................................          4,800                  248,700
                                                                                                  -------------
DRUGS (3.3%)
Amgen, Inc.*...........................................................          8,100                  486,506
Banyu Pharmaceutical Co. Ltd. .........................................         16,000                  247,535
Bristol-Myers Squibb Co. ..............................................         12,300                  789,506
Human Genome Sciences, Inc.*...........................................          1,400                  213,675
MedImmune, Inc.*.......................................................          1,897                  314,665
Merck & Co., Inc. .....................................................          8,100                  543,206
Pfizer, Inc. ..........................................................         20,720                  672,105
Schering Plough Corp. .................................................         12,100                  510,469
Takeda Chemical Industries.............................................          5,000                  246,462
Warner-Lambert Co. ....................................................          6,700                  548,981
Yamanouchi Pharmaceutical Co. Ltd. ....................................          3,000                  104,539
                                                                                                  -------------
                                                                                                      4,677,649
                                                                                                  -------------
FOODS (0.0%)
Ng Fung Hong Limited...................................................        100,000                   51,454
                                                                                                  -------------

                                     FSA-13

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF                MARKET
                                                                                 SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICALS (CONTINUED)
HOSPITAL SUPPLIES & SERVICES (1.1%)
Health Management Associates, Inc. (Class A)*..........................         22,700            $     303,613
Johnson & Johnson......................................................          2,900                  270,063
Medtronic, Inc. .......................................................         10,700                  389,881
PT Tempo Scan Pacific..................................................         40,000                   33,475
Quintiles Transnational Corp.*.........................................         10,600                  198,088
Tenet Healthcare Corp.*................................................         13,700                  321,950
                                                                                                  -------------
                                                                                                      1,517,070
                                                                                                  -------------
RETAIL -- FOOD (0.3%)
Kroger Co.*............................................................         20,800                  392,600
                                                                                                  -------------
SOAPS & TOILETRIES (1.4%)
Avon Products, Inc. ...................................................          5,100                  168,300
Colgate Palmolive Co. .................................................          5,500                  357,500
Estee Lauder Cos. (Class A)............................................          4,800                  242,100
KAO Corp. .............................................................         14,000                  398,341
Procter & Gamble Co. ..................................................          7,800                  854,588
                                                                                                  -------------
                                                                                                      2,020,829
                                                                                                  -------------
TOBACCO (0.2%)
Philip Morris Cos., Inc. ..............................................         16,330                  378,652
                                                                                                  -------------
TOTAL CONSUMER NONCYCLICALS (7.4%).....................................                              10,555,073
                                                                                                  -------------
CREDIT-SENSITIVE
BANKS (3.8%)
Banco Santander SA.....................................................         14,000                  157,777
Bangkok Bank*..........................................................          1,000                    2,528
Bank Dagang Nasional Indonesia Tbk*....................................        234,000                    2,489
Bank of America Corp. .................................................         12,742                  639,489
Bank of Ireland*.......................................................         32,000                  253,470
Bank of Scotland.......................................................         22,000                  253,981
Bank of Tokyo-Mitsubishi Ltd. .........................................         18,000                  250,190
Bank One Corp. ........................................................          9,932                  318,445
Banque Nationale de Paris..............................................          4,300                  394,924
Chase Manhattan Corp. .................................................          7,023                  545,599
Citigroup, Inc. .......................................................         20,725                1,151,532
DBS Group Holdings Ltd. ...............................................          4,652                   76,230
Firstar Corp. .........................................................          8,800                  185,900
National Bank of Canada................................................          3,000                   38,189
Royal Bank of Scotland Group PLC.......................................         16,000                  282,427
Standard Chartered PLC.................................................         21,000                  326,976

                                     FSA-14

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF               MARKET
                                                                                 SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE (CONTINUED)
BANKS (3.8%) (CONTINUED)
Sumitomo Trust & Banking Co. ..........................................         30,000            $     202,050
Thai Farmers Bank Public Co. -- Warrants (Expire 09/15/02)*............            750                      186
U.S. Bancorp...........................................................            300                    7,144
Wells Fargo Co. .......................................................          7,800                  315,413
                                                                                                  -------------
                                                                                                      5,404,939
                                                                                                  -------------
FINANCIAL SERVICES (1.6%)
Associates First Capital Corp. (Class A)...............................          8,142                  223,396
Household International, Inc. .........................................          7,500                  279,375
Legg Mason, Inc. ......................................................          5,200                  188,500
MBNA Corp. ............................................................         12,012                  327,327
Merrill Lynch & Co., Inc. .............................................          1,600                  133,600
Morgan Stanley Dean Witter & Co. ......................................          4,900                  699,474
Peregrine Investment Holdings*.........................................         90,000                        0
PMI Group, Inc. .......................................................          5,150                  251,384
Shohkoh Fund & Co. Ltd. ...............................................            300                  118,448
Worms Et Compagnie*....................................................            300                   13,810
                                                                                                  -------------
                                                                                                      2,235,314
                                                                                                  -------------
INSURANCE (1.4%)
Ace Ltd. ..............................................................          5,000                   83,438
American International Group, Inc. ....................................          9,967                1,077,681
Hartford Life, Inc. ...................................................          5,100                  224,400
Prudential Corp. ......................................................         12,000                  235,248
Travelers Property & Casualty Corp. (Class A)..........................          7,200                  246,600
UnumProvident Corp. ...................................................          5,400                  173,138
                                                                                                  -------------
                                                                                                      2,040,505
                                                                                                  -------------
MORTGAGE-RELATED (0.1%)
Fannie Mae.............................................................          2,700                  168,581
                                                                                                  -------------
REAL ESTATE (0.0%)
China Resources Enterprises Ltd. ......................................         20,000                   32,030
                                                                                                  -------------
UTILITY -- ELECTRIC (0.9%)
AES Corp.*.............................................................          4,300                  321,425
CMS Energy Corp. ......................................................          6,000                  187,125
Consolidated Edison, Inc. .............................................          6,400                  220,800
FPL Group, Inc. .......................................................          5,100                  218,344
Korea Electric Power Corp. (ADR).......................................          7,000                  117,250
Pinnacle West Capital Corp. ...........................................          6,300                  192,544
                                                                                                  -------------
                                                                                                      1,257,488
                                                                                                  -------------
UTILITY -- GAS (0.0%)
Anglian Water PLC......................................................          6,000                    4,889
                                                                                                  -------------

                                     FSA-15

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF               MARKET
                                                                                 SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE (CONTINUED)
UTILITY -- TELEPHONE (2.7%)
AT&T Corp. ............................................................         14,391            $     730,343
Bell Atlantic Corp. ...................................................         10,400                  640,250
GTE Corp. .............................................................          7,100                  500,994
Nippon Telegraph & Telephone Corp. ....................................             10                  170,815
SBC Communications, Inc. ..............................................         20,586                1,003,567
Sprint Corp. (FON Group)...............................................          7,600                  511,575
Telefonica SA*.........................................................         10,671                  265,342
Telekom Malaysia BHD...................................................          7,000                   27,079
                                                                                                  -------------
                                                                                                      3,849,965
                                                                                                  -------------
TOTAL CREDIT-SENSITIVE (10.5%).........................................                              14,993,711
                                                                                                  -------------
ENERGY
OIL -- DOMESTIC (0.4%)
Kerr-McGee Corp........................................................          5,500                  341,000
Murphy Oil Corp........................................................          4,900                  281,138
                                                                                                  -------------
                                                                                                        622,138
                                                                                                  -------------
OIL -- INTERNATIONAL (2.0%)
Chevron Corp...........................................................          5,600                  485,100
Exxon Mobil Corp.......................................................          8,956                  721,517
Gulf Indonesia Resources Ltd.*.........................................            800                    6,500
Repsol SA..............................................................          6,900                  159,259
Shell Transport & Trading Co. PLC......................................         17,400                  856,950
Total Fina SA (Series B)...............................................          2,700                  358,698
Total Fina SA-Sponsored (ADR)..........................................          3,700                  256,225
                                                                                                  -------------
                                                                                                      2,844,249
                                                                                                  -------------
OIL -- SUPPLIES & CONSTRUCTION (0.3%)
Noble Drillng Corp.* ..................................................         12,000                  393,000
Woodside Petroleum Ltd.................................................         10,000                   73,586
                                                                                                  -------------
                                                                                                        466,586
                                                                                                  -------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ....................................          3,400                   82,450
                                                                                                  -------------
TOTAL ENERGY (2.8%)....................................................                               4,015,423
                                                                                                  -------------
TECHNOLOGY
ELECTRONICS (5.4%)
Altera Corp.*..........................................................          5,518                  273,486
Applied Matrials, Inc.*................................................          4,800                  608,100


                                     FSA-16

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF               MARKET
                                                                               SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
ELECTRONICS (5.4%) (CONTINUED)
Cisco Systems, Inc.*...................................................         19,150            $   2,051,443
eBay, Inc.*............................................................          1,100                  137,706
Intel Corp.............................................................         18,272                1,504,013
Lexmark International Group, Inc. (Class A)*...........................          2,800                  253,400
Motorola, Inc..........................................................          2,800                  412,300
RealNetworks, Inc.*....................................................          1,400                  169,663
Sanmina Corp.*.........................................................          3,200                  319,600
Solectron Corp.*.......................................................          5,100                  485,138
TDK Corp...............................................................          1,000                  137,726
Tokyo Electron Limited.................................................          6,000                  819,912
Yahoo!, Inc.*..........................................................            400                  173,075
3Com Corp.*............................................................          6,600                  310,200
                                                                                                  -------------
                                                                                                      7,655,762
                                                                                                  -------------
OFFICE EQUIPMENT (2.2%)
Cannon, Inc............................................................         19,000                  752,953
Dell Computer Corp.*...................................................         17,800                  907,800
International Business Machines Corp...................................          6,200                  669,600
Softbank Corp.*........................................................            700                  668,228
Sun Microsystems, Inc.*................................................          2,900                  224,569
                                                                                                  -------------
                                                                                                      3,223,150
                                                                                                  -------------
OFFICE EQUIPMENT SERVICES (3.5%)
Computer Sciences Corp.*...............................................          3,000                  283,875
First Data Corp........................................................          7,100                  350,119
Gateway, Inc.*.........................................................          4,800                  345,900
Intuit, Inc.*..........................................................          5,500                  329,656
Microsoft Corp.*.......................................................         26,000                3,035,500
Oracle Corp.*..........................................................          5,100                  571,518
Tetra Tech, Inc.*......................................................          4,400                   67,650
                                                                                                  -------------
                                                                                                      4,984,218
                                                                                                  -------------
TELECOMMUNICATIONS (4.9%)
America Online, Inc.*..................................................         13,500                1,018,405
China Telecom (Hong Kong) Ltd.*........................................         52,000                  325,084
DDI Corp...............................................................             25                  341,630
Equant N.V.*...........................................................          2,000                  225,997
Equant N.V. (Registered Shares)*.......................................          2,100                  235,200
Global TeleSystems Group, Inc.*........................................          8,400                  290,850
Keppel Telecommunications & Transportation Ltd. .......................         15,000                   24,400
Korea Telecom Corp. (ADR)..............................................          1,731                  129,392



                                     FSA-17

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                               NUMBER OF                MARKET
                                                                                SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (4.9%) (CONTINUED)
Lucent Technologies, Inc...............................................         10,575            $     791,142
Mannesmann AG..........................................................          1,600                  385,659
MCI WorldCom, Inc.*....................................................         16,986                  901,320
Nokia Oyj*.............................................................          3,500                  631,670
Nortel Networks Corp...................................................          2,900                  292,900
NTT Mobile Communications Network, Inc.................................             12                  460,322
Pacific Internet*......................................................            400                   18,775
PSINet, Inc*...........................................................          2,900                  179,075
Sonera Oyj*............................................................          3,500                  238,806
United Pan-Europe Communications N.V.*.................................          3,500                  445,678
Winstar Communications, Inc.* .........................................            590                   44,176
                                                                                                  -------------
                                                                                                      6,980,481
                                                                                                  -------------
TOTAL TECHNOLOGY (16.0%)...............................................                              22,843,611
                                                                                                  -------------
DIVERSIFIED
MISCELLANEOUS (1.1%)
Citic Pacific Ltd. ....................................................         45,000                  169,314
Honeywell International, Inc. .........................................          9,325                  537,936
Tyco International Ltd. ...............................................         12,910                  501,876
U.S. Industries, Inc...................................................         12,900                  180,600
Viad Corp..............................................................          5,700                  158,888
                                                                                                  -------------
TOTAL DIVERSIFIED (1.1%)...............................................                               1,548,614
                                                                                                  -------------
TOTAL COMMON STOCKS (50.3%)
   (Cost $51,061,608)..................................................                              71,663,489
                                                                                                  -------------
PREFERRED STOCKS:
CONSUMER CYCLICALS
LEISURE-RELATED (0.1%)
Royal Caribbean Cruises Ltd.
   7.25% Conv. ........................................................            500                   76,219
                                                                                                  -------------
TOTAL CONSUMER CYCLICALS (0.1%)........................................                                  76,219
                                                                                                  -------------
CONSUMER NONCYCLICALS
DRUGS (0.0%)
Akermes, Inc.
   6.5% Conv...........................................................            300                   25,856
                                                                                                  -------------
TOTAL CONSUMER NONCYCLICALS (0.0%).....................................                                  25,856
                                                                                                  -------------


                                     FSA-18

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF               MARKET
                                                                                 SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE
UTILITY -- ELECTRIC (0.1%)
AES Trust
   $2.6875 Conv. Series A..............................................          1,800            $     189,000
                                                                                                  -------------
TOTAL CREDIT-SENSITIVE (0.1%)..........................................                                 189,000
                                                                                                  -------------
TECHNOLOGY
ELECTRONICS (0.3%)
Omnipoint Corp.
   7.0% Conv. .........................................................          1,400                  275,538
Times Mirror Co.
   4.25% Conv. ........................................................            800                   99,150
                                                                                                  -------------
                                                                                                        374,688
                                                                                                  -------------
TELECOMMUNICATIONS (1.0%)
Adelphia Communications Corp.
   5.5% Conv. .........................................................            900                  170,550
Amdocs Ltd.
   6.75% Conv. ........................................................          8,700                  279,487
MediaOne Group, Inc.
   3.04% Conv.* .......................................................          3,600                  172,800
NEXTLINK Communications, Inc.
   3.25% Conv. ........................................................          2,500                  481,875
Winstar Communications, Inc.
   7.0% Conv. .........................................................          4,900                  388,325
                                                                                                  -------------
                                                                                                      1,493,037
                                                                                                  -------------
TOTAL TECHNOLOGY (1.3%)................................................                               1,867,725
                                                                                                  -------------
TOTAL PREFERRED STOCKS (1.5%)
   (Cost $1,349,937)...................................................                               2,158,800
                                                                                                  -------------
                                                                              PRINCIPAL
                                                                                AMOUNT
                                                                              ----------
LONG-TERM DEBT SECURITIES:
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (1.9%)
CBS Corp.
   7.15%, 2005.........................................................   $    625,000                  613,206
Time Warner, Inc.
   6.625%, 2029........................................................      2,500,000                2,131,700
                                                                                                  -------------
                                                                                                      2,744,906
                                                                                                  -------------


                                     FSA-19

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL                MARKET
                                                                               AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES (CONTINUED)
PROFESSIONAL SERVICES (0.3%)
Doubleclick, Inc.
   4.75% Conv., 2006...................................................   $    145,000            $     452,038
                                                                                                  -------------
TOTAL BUSINESS SERVICES (2.2%).........................................                               3,196,944
                                                                                                  -------------
CAPITAL GOODS
MACHINERY (0.0%)
ASM Lithography Holding N.V.
   4.25% Conv., 2004...................................................         50,000                   59,500
                                                                                                  -------------
TOTAL CAPITAL GOODS (0.0%).............................................                                  59,500
                                                                                                  -------------
CONSUMER CYCLICALS
AUTOS & TRUCKS (1.1%)
Ford Motor Co.
   6.375%, 2029........................................................      1,800,000                1,514,128
                                                                                                  -------------
RETAIL -- GENERAL (0.1%)
Amazon.Com, Inc.
   4.75% Conv., 2009...................................................        165,000                  187,275
                                                                                                  -------------
TOTAL CONSUMER CYCLICALS (1.2%)........................................                               1,701,403
                                                                                                  -------------
CONSUMER NONCYCLICALS
HOSPITAL SUPPLIES & SERVICES (0.2%)
Human Genome Sciences, Inc.
   5.5% Conv., 2006....................................................         75,000                  232,594
Res-Care, Inc.
   6.0 Conv., 2004.....................................................        115,000                   92,575
                                                                                                  -------------
TOTAL CONSUMER NONCYCLICALS (0.2%).....................................                                 325,169
                                                                                                  -------------

                                     FSA-20

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL                 MARKET
                                                                               AMOUNT                    VALUE
---------------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE
ASSET-BACKED (2.3%)
Carat Auto Receivables Asset Trust
   5.58%, 2002.........................................................   $  2,000,000            $   1,973,120
Carco Auto Loan Master Trust
   5.56%, 2001.........................................................      1,280,000                1,263,603
                                                                                                  -------------
                                                                                                      3,236,723
                                                                                                  -------------
BANKS (2.9%)
KBC Bank Funding Trust III
   9.86%, 2049.........................................................      1,275,000                1,319,364
St. George Bank Ltd.
   7.15%, 2005.........................................................      2,850,000                2,733,435
                                                                                                  -------------
                                                                                                      4,052,799
                                                                                                  -------------
FINANCIAL SERVICES (1.8%)
Ford Motor Credit Co.
   5.8%, 2009..........................................................        800,000                  709,200
Morgan Stanley Dean Witter & Co.
   5.625%, 2004........................................................      2,000,000                1,883,860
                                                                                                  -------------
                                                                                                      2,593,060
                                                                                                  -------------
MORTGAGE-RELATED (19.4%)
Federal National Mortgage Association:
   6.5%, 2014..........................................................      1,176,888                1,142,051
   7.0%, 2014..........................................................      2,537,693                2,510,055
   7.0%, 2026..........................................................        747,513                  722,956
   6.5%, 2028..........................................................      2,243,047                2,114,220
   7.0%, 2028..........................................................      1,088,313                1,052,560
   8.0%, 2028..........................................................      1,882,081                1,897,980
   6.0%, 2029..........................................................      3,611,160                3,306,094
   7.5%, 2029..........................................................      3,710,193                3,671,331
Government National Mortgage Association:
   7.0%, 2027..........................................................        741,693                  716,738
   7.0%, 2028..........................................................      5,423,893                5,241,400
   6.5%, 2029..........................................................      4,786,209                4,496,045
LB Commercial Conduit Mortgage Trust
   6.78%, 2030.........................................................        800,000                  762,760
                                                                                                  -------------
                                                                                                     27,634,190
                                                                                                  -------------

                                     FSA-21

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL                MARKET
                                                                               AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE (CONTINUED)
UTILITY -- ELECTRIC (1.1%)
Texas Utilities
   6.375%, 2008........................................................   $  1,775,000            $   1,622,829
                                                                                                  -------------
U.S. GOVERNMENT (10.5%)
U.S. Treasury Bonds:
   8.125%, 2019........................................................      3,790,000                4,318,231
   6.125%, 2029........................................................        595,000                  567,296
U.S. Treasury Notes:...................................................
   6.0%, 2000..........................................................      3,080,000                3,082,889
   6.5%, 2001..........................................................      6,590,000                6,616,775
   5.875%, 2004........................................................        420,000                  411,863
                                                                                                  -------------
                                                                                                     14,997,054
                                                                                                  -------------
TOTAL CREDIT-SENSITIVE (38.0%).........................................                              54,136,655
                                                                                                  -------------
ENERGY
RAILROADS (1.1%)
Union Pacific Corp.
   6.625%, 2029........................................................      1,800,000                1,519,650
                                                                                                  -------------
TOTAL ENERGY (1.1%)....................................................                               1,519,650
                                                                                                  -------------
TECHNOLOGY
ELECTRONICS (3.5%)
Advanced Energy Industries
   5.25% Conv., 2006...................................................        115,000                  135,700
America Online, Inc.
   4.0%% Conv., 2002...................................................         35,000                  404,688
Amkor Technologies, Inc.
   5.75% Conv., 2003...................................................        165,000                  357,638
Bea Systems, Inc.
   4.0% Conv., 2006....................................................          5,000                    5,847
Checkfree Holdings Corp.
   6.5% Conv., 2006....................................................         85,000                  133,875
Comverse Technology, Inc.
   4.5% Conv., 2005....................................................        180,000                  614,925
Conexant Systems Inc.
   4.25% Conv., 2006...................................................        135,000                  398,756
EMC Corp.
   3.25% Conv., 2002...................................................         50,000                  482,125
HNC Software, Inc.
   4.75% Conv., 2003...................................................        100,000                  241,000

                                     FSA-22

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                              PRINCIPAL                 MARKET
                                                                               AMOUNT                    VALUE
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
ELECTRONICS (3.5%) (CONTINUED)
Intel Corp.
   4.0% Conv., 2004....................................................   $    120,000            $     322,200
12 Technologies, Inc.
   5.25% Conv., 2006...................................................         80,000                  115,800
Lattice Semiconductor Co.
   4.75% Conv., 2006...................................................        125,000                  164,375
LSI Logic Corp.
   4.25% Conv., 2004...................................................        155,000                  349,913
Sanmina Corp.
   4.25% Conv., 2004...................................................        315,000                  410,288
Siebel Systems, Inc.
   5.5% Conv., 2006....................................................        120,000                  232,800
Solectron Corp.
   Zero Coupon, Conv., 2019............................................        610,000                  457,500
STMicroelectronics N.V.
   Zero Coupon, Conv., 2009............................................        145,000                  200,100
                                                                                                   ------------
                                                                                                      5,027,530
                                                                                                   ------------
TELECOMMUNICATIONS (1.1%)
CNET, Inc.
   5.0% Conv., 2006....................................................         55,000                   90,407
Global TeleSystems Group, Inc.
   5.75% Conv., 2010...................................................        225,000                  304,875
NTL Incorporated
   7.0% Conv., 2008....................................................        175,000                  461,780
Nextel Communications, Inc.
   4.75% Conv., 2007...................................................        290,000                  657,938
                                                                                                   ------------
                                                                                                      1,515,000
                                                                                                   ------------
TOTAL TECHNOLOGY (4.6%)................................................                               6,542,530
                                                                                                   ------------
TOTAL LONG-TERM DEBT SECURITIES (47.3%)
   (Amortized Cost $67,574,628)........................................                              67,481,851
                                                                                                   ------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 117 units
   at $300.60 each (0.0%)..............................................                                  35,179
                                                                                                   ------------
TOTAL INVESTMENTS (99.1%)
   (Cost/Amortized Cost $120,021,352)..................................                             141,339,319

OTHER ASSETS LESS LIABILITIES (0.9%)...................................                               1,304,832
                                                                                                   ------------
NET ASSETS (100.0%)....................................................                            $142,644,151
                                                                                                   ============

                                     FSA-23

SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Concluded)
------------------------------------------------------------------------------------------------------------------
                                                                                                         %
                                                                                                   of Investment
------------------------------------------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
United States**........................................................                               85.9%
Japan..................................................................                                3.9
United Kingdom.........................................................                                3.3
Australia..............................................................                                2.0
Netherlands............................................................                                1.0
France.................................................................                                0.9
Scandinavia............................................................                                0.9
Southeast Asia.........................................................                                0.7
Canada.................................................................                                0.2
Other European Countries...............................................                                1.2
                                                                                                    -------
                                                                                                     100.0%
                                                                                                    =======

  * Non-income producing.
  ** Includes short term investments.

See Notes to Financial Statements.


                                     FSA-24

ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Assets and Liabilities
December 31, 1999
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
Common stocks -- at market value (cost $1,333,345,581).....................................     $1,777,794,011
Long-term debt securities -- at market value (amortized cost:  $7,810,985).................         11,874,375
Participation in Separate Account No. 2A -- at amortized cost, which approximates
   market value, equivalent to 120,801 units at $300.60....................................         36,312,393
Receivable for investment securities sold..................................................          6,662,243
Dividends and interest receivable..........................................................          1,361,064
Total assets...............................................................................      1,834,004,086
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account....................................................         39,371,465
Payable for investment securities purchased................................................          1,639,781
Custodian fee payable......................................................................            367,334
Investment management fees payable.........................................................              3,770
Accrued expenses...........................................................................            482,251
--------------------------------------------------------------------------------------------------------------
Total liabilities..........................................................................         41,864,601
--------------------------------------------------------------------------------------------------------------
NET ASSETS.................................................................................     $1,792,139,485
==============================================================================================================
Amount retained by Equitable Life in Separate Account No. 4................................     $    2,714,541
Net assets attributable to contract owners.................................................      1,735,846,337
Net assets attributable to annuity benefits................................................         53,578,607
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $1,792,139,485
==============================================================================================================

See Notes to Financial Statements.

                                     FSA-25

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statement of Operations
Year Ended December 31, 1999
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends .................................................................................       $  9,728,926
Interest...................................................................................            421,216
--------------------------------------------------------------------------------------------------------------
Total investment income....................................................................         10,150,142
--------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
Asset and investment management fees.......................................................         (7,361,227)
Administrative fees........................................................................         (6,442,906)
Operating expenses.........................................................................           (569,529)
--------------------------------------------------------------------------------------------------------------
Total expenses.............................................................................        (14,373,662)
--------------------------------------------------------------------------------------------------------------
Net investment loss........................................................................         (4,223,520)
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions .............................        294,811,943
Change in unrealized appreciation/depreciation of investments..............................        264,368,034
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments............................................        559,179,977
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS......................................       $554,956,457
==============================================================================================================

See Notes to Financial Statements.

                                     FSA-26

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                                                    1999            1998
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss........................................................    $   (4,223,520) $    (5,333,397)
Net realized gain on investments and foreign currency transactions.........       294,811,943      424,897,105
Change in unrealized appreciation/depreciation of investments..............       264,368,034     (505,981,445)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations...........       554,956,457      (86,417,737)
--------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions..............................................................       369,385,670      451,738,195
Withdrawals................................................................    (1,245,308,651)    (897,373,357)
--------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals...      (875,922,981)    (445,635,162)
--------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to Equitable Life's transactions...            58,823           23,520
--------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS ....................................................      (320,907,701)    (532,029,379)
NET ASSETS -- BEGINNING OF YEAR ...........................................     2,113,047,186    2,645,076,565
--------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR..................................................    $1,792,139,485   $2,113,047,186
==============================================================================================================

See Notes to Financial Statements.

                                     FSA-27

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999
--------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF              MARKET
                                                                               SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS-SPECIALTY (0.4%)
Lyondell Chemical Company..............................................        600,000            $  7,650,000
                                                                                                 -------------
TOTAL BASIC MATERIALS (0.4%)...........................................                              7,650,000
                                                                                                 -------------
CONSUMER CYCLICALS
AIRLINES (11.5%)
Alaska Air Group, Inc.*................................................        540,000              18,967,500
America West Holdings Corp. (Class B)*.................................         90,000               1,867,500
Continental Airlines, Inc. (Class B)*..................................      2,935,000             130,240,624
Northwest Airlines Corp. (Class A)*....................................      2,475,000              55,068,750
                                                                                                 -------------
                                                                                                   206,144,374
                                                                                                 -------------
APPAREL, TEXTILE (1.9%)
Mohawk Industries Inc.*................................................        577,600              15,234,200
Unifi, Inc.*...........................................................      1,575,000              19,392,188
                                                                                                 -------------
                                                                                                    34,626,388
                                                                                                 -------------
AUTO RELATED (1.7%)
Budget Group, Inc.*....................................................      1,225,000              11,101,563
Dollar Thrifty Automotive Group, Inc.*.................................        780,000              18,671,250
Monaco Coach Corp.*....................................................         10,200                 260,738
                                                                                                 -------------
                                                                                                    30,033,551
                                                                                                 -------------
FOOD SERVICES, LODGING (1.1%)
Extended Stay America, Inc.*...........................................      2,665,000              20,320,625
                                                                                                 -------------
HOUSEHOLD FURNITURE, APPLIANCES (0.8%)
Industrie Natuzzi Spa (ADR)............................................      1,053,900              13,964,175
                                                                                                 -------------
LEISURE-RELATED (10.1%)
Carnival Corp. ........................................................      1,124,200              53,750,813
Cendant Corporation*...................................................        660,000              17,531,250
Metro-Goldwyn-Mayer, Inc.*.............................................        200,000               4,712,500
Park Place Entertainment Corp.*........................................        600,000               7,500,000
Royal Caribbean Cruises Ltd.*..........................................      1,950,000              96,159,374
                                                                                                 -------------
                                                                                                   179,653,937
                                                                                                 -------------

                                     FSA-28

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Continued)
--------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF              MARKET
                                                                               SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
RETAIL -- GENERAL (1.2%)
Bed Bath & Beyond, Inc.*...............................................        240,000            $  8,340,000
TJX Cos., Inc. ........................................................        320,000               6,540,000
Venator Group, Inc.*...................................................        975,000               6,825,000
                                                                                                 -------------
                                                                                                    21,705,000
                                                                                                 -------------
TOTAL CONSUMER CYCLICALS (28.3%).......................................                            506,448,050
                                                                                                 -------------
CONSUMER NONCYCLICALS
BEVERAGES (0.2%)
Pepsi Bottling Group, Inc..............................................        200,000               3,312,500
                                                                                                 -------------
HOSPITAL SUPPLIES & SERVICES (5.0%)
Health Management Associates, Inc. (Class A)*..........................      3,119,200              41,719,300
HEALTHSOUTH Corp.* ....................................................      3,250,000              17,468,750
McKesson HBOC, Inc.....................................................        300,000               6,768,750
Quintiles Transnational Corp.*.........................................        585,000              10,932,188
Tenet Healthcare Corp.*................................................        535,000              12,572,500
                                                                                                 -------------
                                                                                                    89,461,488
                                                                                                 -------------
MEDIA & CABLE (1.1%)
Rogers Communications, Inc. (Class B)*.................................        620,000              15,345,000
United Globalcom, Inc. (Class A)*......................................         50,000               3,531,250
                                                                                                 -------------
                                                                                                    18,876,250
                                                                                                 -------------
RETAIL -- FOOD (0.1%)
Kroger Co.*............................................................        150,000               2,831,250
                                                                                                 -------------
TOTAL CONSUMER NONCYCLICALS (6.4%).....................................                            114,481,488
                                                                                                 -------------
CREDIT-SENSITIVE
BANKS (0.3%)
Bank of Tokyo-Mitsubishi Ltd. .........................................        345,000               4,808,438
                                                                                                 -------------
FINANCIAL SERVICES (8.9%)
Associates First Capital Corp. (Class A)...............................        650,000              17,834,375
CIT Group, Inc. (Class A)..............................................        399,170               8,432,466
Edwards (A.G.), Inc. ..................................................        805,000              25,810,313
Legg Mason, Inc. ......................................................      2,965,000             107,481,250
                                                                                                 -------------
                                                                                                   159,558,404
                                                                                                 -------------

                                     FSA-29

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Continued)
---------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF              MARKET
                                                                               SHARES                 VALUE
---------------------------------------------------------------------------------------------------------------
CREDIT-SENSITIVE (CONTINUED)
INSURANCE (9.1%)
Ace Ltd. ..............................................................      2,000,000             $ 33,375,000
CAN Financial Corp.*...................................................      3,323,500              129,408,780
                                                                                                   ------------
                                                                                                    162,783,780
                                                                                                   ------------
REAL ESTATE (0.3%)
Prime Retail, Inc......................................................      1,000,000                5,625,000
                                                                                                   ------------
UTILITY -- TELEPHONE (8.4%)
Centurytel, Inc........................................................        110,100                5,215,988
Tele Celular Sul Participacoes (ADR)...................................         50,000                1,587,500
Tele Centro Oeste Celular Participacoes (ADR)..........................        100,000                  650,000
Tele Nordeste Celular Participacoes (ADR)..............................         30,000                1,515,000
Tele Sudeste Celular Participacoes (ADR)...............................        349,300               13,557,206
Telemig Celular Participacoes (ADR)....................................        100,000                4,618,750
Telephone & Data Systems, Inc. ........................................        790,000               99,540,000
Telesp Celular Participacoes (ADR).....................................        200,000                8,475,000
Viatel, Inc.*..........................................................        297,200               15,937,350
                                                                                                   ------------
                                                                                                    151,096,794
                                                                                                   ------------
TOTAL CREDIT-SENSITIVE (27.0%).........................................                             483,872,416
                                                                                                   ------------
ENERGY
OIL -- DOMESTIC (2.5%)
Kerr McGee Corp. ......................................................        585,000               36,270,000
Murphy Oil Corp........................................................        145,000                8,319,375
                                                                                                   ------------
                                                                                                     44,589,375
                                                                                                   ------------
OIL -- INTERNATIONAL (0.1%)
IRI International Corporation*.........................................        305,000                1,220,000
                                                                                                   ------------
OIL -- SUPPLIES & CONSTRUCTION (0.7%)
Stolt Comex Seaway S.A.*...............................................        165,000                1,825,313
Stolt Comex Seaway S.A. (ADR) (Class A)*...............................      1,058,000               11,638,000
                                                                                                   ------------
                                                                                                     13,463,313
                                                                                                   ------------
TOTAL ENERGY (3.3%)....................................................                              59,272,688
                                                                                                   ------------

                                     FSA-30

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Continued)
--------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF                MARKET
                                                                              SHARES                   VALUE
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY
ELECTRONICS (0.8%)
ARDENT Software, Inc.*.................................................        150,000          $    5,850,000
DBT Online, Inc.*......................................................        359,900               8,772,563
                                                                                                --------------
                                                                                                    14,622,563
                                                                                                --------------
OFFICE EQUIPMENT SERVICES (0.6%)
Informix Corporation*..................................................        887,600              10,096,450
                                                                                                --------------
TELECOMMUNICATIONS (30.4%)
Adelphia Business Solutions*...........................................         90,000               4,320,000
Amdocs Ltd.*...........................................................        515,000              17,767,500
American Satellite Network--Warrants (Expire 06/30/00)*................         70,000                       0
Global TeleSystems Group, Inc.*........................................      3,980,000             137,807,499
Mannesmann AG..........................................................         40,000               9,641,482
Millicom International Cellular S.A.*..................................      2,165,500             135,073,062
NTL Incorporated*......................................................        820,000             102,295,000
PSINet, Inc.*..........................................................        237,500              14,665,625
RCN Corporation*.......................................................        710,100              34,439,850
United States Cellular Corp.*..........................................        885,000              89,329,688
                                                                                                --------------
                                                                                                   545,339,706
                                                                                                --------------
TOTAL TECHNOLOGY (31.8%)...............................................                            570,058,719
                                                                                                --------------
DIVERSIFIED
MISCELLANEOUS (2.0%)...................................................
U. S. Industries, Inc..................................................        919,600              12,874,400
Viad Corp..............................................................        830,000              23,136,250
                                                                                                --------------
TOTAL DIVERSIFIED (2.0%)...............................................                             36,010,650
                                                                                                --------------
TOTAL COMMON STOCKS (99.2%)
   (Cost $1,333,345,581)...............................................                          1,777,794,011
                                                                                                --------------

                                     FSA-31

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE COMMON STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Portfolio of Investments -- December 31, 1999 (Concluded)
--------------------------------------------------------------------------------------------------------------
                                                                            PRINCIPAL             MARKET
                                                                             AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
TECHNOLOGY
TELECOMMUNICATIONS (0.7%)
NTL Incorporated
   7.0% Conv. 2008.....................................................   $4,500,000            $   11,874,375
                                                                                                --------------
TOTAL TECHNOLOGY (0.7%)................................................                             11,874,375
                                                                                                --------------
TOTAL LONG TERM DEBT SECURITIES (0.7%)
   (Amortized Cost $7,810,985).........................................                             11,874,375
                                                                                                --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 120,801
   units at $300.60 each (2.0%)........................................                             36,312,393
                                                                                                --------------
TOTAL INVESTMENTS (101.9%)
   (Cost/Amortized Cost $1,377,468,959)................................                          1,825,980,779

OTHER ASSETS LESS LIABILITIES  (-1.9%).................................                            (33,841,294)
                                                                                                --------------
NET ASSETS (100.0%)....................................................                         $1,792,139,485
                                                                                                ==============
Amount retained by Equitable Life in Separate Account No. 4............                         $    2,714,541
Net assets attributable to contract owners.............................                          1,735,846,337
Net assets attributable to annuity benefits............................                             53,578,607
                                                                                                --------------
NET ASSETS.............................................................                         $1,792,139,485
                                                                                                ==============

*Non-income producing.
See Notes to Financial Statements.

                                     FSA-32

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Assets and Liabilities
December 31, 1999
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
Common stocks -- at market value (cost $157,969,309).......................................       $181,481,988
Participation in Separate Account No. 2A -- at amortized cost, which approximates
   market value, equivalent to 9,867 units at $300.60......................................          2,966,012
Cash.......................................................................................              4,936
Receivable for investment securities sold..................................................            225,668
Dividends receivable.......................................................................            106,277
--------------------------------------------------------------------------------------------------------------
Total assets...............................................................................        184,784,881
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account....................................................            842,500
Payable for investment securities purchased................................................             57,252
Investment management fees payable.........................................................              1,093
Accrued expenses...........................................................................            110,605
--------------------------------------------------------------------------------------------------------------
Total liabilities..........................................................................          1,011,450
--------------------------------------------------------------------------------------------------------------
NET ASSETS.................................................................................       $183,773,431
==============================================================================================================

See Notes to Financial Statements.

                                     FSA-33

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statement of Operations
Year Ended December 31, 1999
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends..................................................................................        $ 1,545,219
Interest...................................................................................            196,435
--------------------------------------------------------------------------------------------------------------
Total investment income....................................................................          1,741,654
--------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
Asset and investment management fees ......................................................         (1,438,002)
Administrative fees........................................................................         (1,289,002)
Operating expenses.........................................................................           (137,954)
--------------------------------------------------------------------------------------------------------------
Total expenses.............................................................................         (2,864,958)
--------------------------------------------------------------------------------------------------------------
Net investment loss........................................................................         (1,123,304)
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized gain from security and foreign currency transactions .............................         48,581,785
Change in unrealized appreciation/depreciation of investments..............................        (17,298,570)
--------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments............................................         31,283,215
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS......................................        $30,159,911
==============================================================================================================

See Notes to Financial Statements.

                                     FSA-34

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                                                    1999            1998
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss........................................................     $  (1,123,304)   $  (2,224,854)
Net realized gain (loss) on investments....................................        48,581,785      (70,824,652)
Change in unrealized appreciation/depreciation of investments..............       (17,298,570)      25,717,615
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to operations...........        30,159,911      (47,331,891)
--------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions..............................................................       142,172,242      227,181,913
Withdrawals................................................................      (264,920,548)    (321,651,183)
--------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals...      (122,748,306)     (94,469,270)
--------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS ....................................................       (92,588,395)    (141,801,161)
NET ASSETS -- BEGINNING OF YEAR ...........................................       276,361,826      418,162,987
--------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR..................................................      $183,773,431     $276,361,826
==============================================================================================================

See Notes to Financial Statements.


                                     FSA-35

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1999
-------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF             MARKET
                                                                               SHARES                VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
BASIC MATERIALS
CHEMICALS -- SPECIALTY (0.6%)
Lyondell Chemical Company .............................................         86,000            $1,096,500
                                                                                                  ----------
PAPER (0.5%)
Pentair, Inc...........................................................         23,200               893,200
                                                                                                  ----------
TOTAL BASIC MATERIALS (1.1%)...........................................                            1,989,700
                                                                                                  ----------
BUSINESS SERVICES
PRINTING, PUBLISHING & BROADCASTING (9.6%)
AMFM, Inc.*............................................................         24,300             1,901,475
Comcast Corp. (Class A) SPL............................................         70,400             3,537,600
Hispanic Broadcasting Corp.*...........................................         18,800             1,733,713
Infinity Broadcasting Corp. (Class A)*.................................        114,300             4,136,231
Reader's Digest Association, Inc. (Class A)............................         40,800             1,193,400
USA Networks, Inc.*....................................................         93,900             5,187,975
                                                                                                  ----------
                                                                                                  17,690,394
                                                                                                  ----------
TRUCKING, SHIPPING (1.2%)
Teekay Shipping Corp. .................................................        134,500             2,143,594
                                                                                                  ----------
TOTAL BUSINESS SERVICES (10.8%)........................................                           19,833,988
                                                                                                  ----------
CAPITAL GOODS
MACHINERY (1.3%)
United Rentals, Inc.*..................................................        145,200             2,486,550
                                                                                                  ----------
TOTAL CAPITAL GOODS (1.3%).............................................                            2,486,550
                                                                                                  ----------
CONSUMER CYCLICALS
AIRLINES (5.7%)
Continental Airlines, Inc. (Class B)*..................................        185,800             8,244,875
Northwest Airlines Corp.*..............................................        100,500             2,236,125
                                                                                                  ----------
                                                                                                  10,481,000
                                                                                                  ----------
APPAREL, TEXTILE (4.0%)
Mohawk Industries, Inc.*...............................................        216,500             5,710,188
Unifi, Inc.* ..........................................................        129,100             1,589,544
                                                                                                  ----------
                                                                                                   7,299,732
                                                                                                  ----------
AUTO-RELATED (0.3%)
Circuit City Stores, Inc.-- CarMax Group*..............................        195,600               452,325
                                                                                                  ----------

                                     FSA-36

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1999 (Continued)
--------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF              MARKET
                                                                               SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
FOOD SERVICES, LODGING (0.8%)
Meristar Hospitality Corp. ............................................         95,100             $ 1,521,600
                                                                                                  ------------
HOUSEHOLD FURNITURE, APPLIANCES (0.9%)
Industrie Natuzzi Spa (ADR)............................................        127,200               1,685,400
                                                                                                  ------------
LEISURE-RELATED (10.1%)
Cendant Corporation*...................................................        113,200               3,006,875
Harley Davidson, Inc. .................................................         35,300               2,261,405
Park Place Entertainment Corp.*........................................         77,500                 968,750
Premier Parks, Inc.*...................................................        207,300               5,985,787
Royal Caribbean Cruises Ltd.*..........................................        130,000               6,410,625
                                                                                                  ------------
                                                                                                    18,633,442
                                                                                                  ------------
PHOTO & OPTICAL (0.7%)
Bausch & Lomb, Inc.....................................................         19,500               1,334,530
                                                                                                  ------------
RETAIL -- GENERAL (6.4%)
Bed Bath & Beyond, Inc.*...............................................        130,900               4,548,775
Family Dollar Stores...................................................         99,200               1,618,200
TJX Cos., Inc. ........................................................         79,600               1,626,825
Venator Group, Inc.*...................................................        550,200               3,851,400
                                                                                                  ------------
                                                                                                    11,645,200
                                                                                                  ------------
TOTAL CONSUMER CYCLICALS (28.9%).......................................                             53,053,229
                                                                                                  ------------
CONSUMER NONCYCLICALS
DRUGS (6.1%)
Forest Labs, Inc.*.....................................................         16,900               1,038,294
Genzyme Corporation*...................................................         25,300               1,138,500
Idec Pharmaceuticals Corp.*............................................         33,800               3,320,850
Medical Manager Corporation*...........................................         32,200               2,712,850
MedImmune, Inc.*.......................................................         17,900               2,969,163
                                                                                                  ------------
                                                                                                    11,179,657
                                                                                                  ------------
FOOD (0.5%)
Rite Aid Corp..........................................................         90,100               1,007,994
                                                                                                  ------------

                                     FSA-37

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments --December 31, 1999 (Continued)
--------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF              MARKET
                                                                               SHARES                 VALUE
--------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICALS (CONTINUED)
HOSPITAL SUPPLIES & SERVICES (7.6%)
Columbia/HCA Healthcare Corp. .........................................        234,200             $ 6,864,988
Health Management Associates, Inc. (Class A)*..........................        253,300               3,387,888
HEALTHSOUTH Corp.*.....................................................        355,800               1,912,425
Summit Technology, Inc.*...............................................         79,100                 924,481
Visx, Inc.*............................................................         16,500                 853,875
                                                                                                 -------------
                                                                                                    13,943,657
                                                                                                 -------------
MEDIA & CABLE (0.6%)
Rogers Communications, Inc. (Class B)*.................................         41,300               1,022,175
                                                                                                 -------------
TOTAL CONSUMER NONCYCLICALS (14.8%)....................................                             27,153,483
                                                                                                 -------------
CREDIT-SENSITIVE
BANKS (0.9%)
Greenpoint Financial Corp..............................................         66,100               1,574,006
                                                                                                 -------------
FINANCIAL SERVICES (2.1%)
Edwards (A.G.), Inc....................................................         64,000               2,052,000
Paine Webber, Inc......................................................         45,700               1,773,731
                                                                                                 -------------
                                                                                                     3,825,731
                                                                                                 -------------
INSURANCE (5.7%)
Ace Ltd. ..............................................................        149,100               2,488,106
AFLAC, Inc. ...........................................................         38,300               1,807,281
CNA Financial Corp.*...................................................        157,700               6,140,444
                                                                                                 -------------
                                                                                                    10,435,831
                                                                                                 -------------
REAL ESTATE (1.1%)
Vornado Realty Trust...................................................         62,100               2,018,250
                                                                                                 -------------
UTILITY -- TELEPHONE (2.0%)
Centurytel, Inc........................................................         18,500                 876,438
Telephone & Data Systems, Inc..........................................         22,700               2,860,200
                                                                                                 -------------
                                                                                                     3,736,638
                                                                                                 -------------
TOTAL CREDIT-SENSITIVE (11.8%).........................................                             21,590,456
                                                                                                 -------------

                                     FSA-38

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments -- December 31, 1999 (Continued)
--------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF               MARKET
                                                                               SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------
ENERGY
OIL -- DOMESTIC (1.5%)
Kerr McGee Corp........................................................         19,700             $ 1,221,400
Murphy Oil Corp........................................................         26,100               1,497,488
                                                                                                 -------------
                                                                                                     2,718,888
                                                                                                 -------------
OIL -- SUPPLIES & CONSTRUCTION (2.1%)
Diamond Offshore Drilling, Inc. .......................................         53,500               1,635,094
Noble Drilling Corp.*..................................................         67,300               2,204,075
                                                                                                 -------------
                                                                                                     3,839,169
                                                                                                 -------------
TOTAL ENERGY (3.6%)....................................................                              6,558,057
                                                                                                 -------------
TECHNOLOGY
ELECTRONICS (8.6%)
Altera Corp.*..........................................................         18,900                 936,731
BEA Systems, Inc.*.....................................................         16,000               1,119,000
Citrix Systems, Inc.*..................................................         11,500               1,414,500
CyberSource Corp.*.....................................................         20,800               1,076,400
DBT Online Inc.*.......................................................         46,300               1,128,563
Flextronics International Ltd.*........................................         30,600               1,407,600
l2 Technologies, Inc.*.................................................          5,400               1,053,000
Rational Software Corp.*...............................................         18,900                 928,463
RF Micro Devices, Inc.*................................................         13,900                 951,281
Sanmina Corp.*.........................................................         26,400               2,636,700
Teradyne, Inc.*........................................................         36,200               2,389,200
Whittman-Hart, Inc.*...................................................         15,200                 815,100
                                                                                                 -------------
                                                                                                    15,856,538
                                                                                                 -------------
OFFICE EQUIPMENT SERVICES (2.1%)
American Tower Corp. (Class A)*........................................         31,700                 968,831
Comverse Technology, Inc.*.............................................         20,250               2,931,188
                                                                                                     3,900,019
                                                                                                 -------------

                                     FSA-39

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE AGGRESSIVE STOCK FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Portfolio of Investments --December 31, 1999 (Concluded)
--------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF               MARKET
                                                                               SHARES                  VALUE
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
TELECOMMUNICATIONS (15.8%)
Adelphia Business Solutions*...........................................         48,300            $  2,318,400
Amdocs Ltd.*...........................................................         53,200               1,835,400
American Satellite Network -- Warrants (Expire 06/30/00)*..............          9,550                       0
Crown Castle International Corp.*......................................         84,600               2,717,775
Global TeleSystems Group, Inc.*........................................        196,700               6,810,737
McLeod, Inc.*..........................................................         22,300               1,312,913
Millicom International Cellular S.A.*..................................        103,000               6,424,625
NTL Incorporated*......................................................         47,825               5,966,168
RCN Corporation*.......................................................         16,200                 785,700
United States Cellular Corp.*..........................................          8,800                 888,250
                                                                                                --------------
                                                                                                    29,059,968
                                                                                                --------------
TOTAL TECHNOLOGY (26.5%)...............................................                             48,816,525
                                                                                                --------------
TOTAL COMMON STOCK (98.8%)
   (Cost $157,969,309).................................................                            181,481,988
                                                                                                --------------
PARTICIPATION IN SEPARATE ACCOUNT NO. 2A,
   at amortized cost, which approximates
   market value, equivalent to 9,867
   units at $300.60 each (1.6%)............................................                          2,966,012
                                                                                                --------------
TOTAL INVESTMENTS (100.4%)
   (Cost/Amortized Cost $160,935,321)......................................                        184,448,000

OTHER ASSETS LESS LIABILITIES (-0.4%)......................................                           (674,569)
                                                                                                --------------
NET ASSETS (100.0%)........................................................                     $  183,773,431
                                                                                                ==============

*Non-income producing.
See Notes to Financial Statements.

                                     FSA-40

Report of Independent Accountants

-------------------------------------------------------------------------------

To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 51 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the Prospectus of the Retirement Investment Account) present fairly, in all material respects, the financial position of the Alliance Money Market Fund, Alliance Intermediate Government Securities Fund, Alliance Quality Bond Fund, Alliance High Yield Fund, Alliance Growth & Income Fund, Alliance Equity Index Fund, Alliance Global Fund, Alliance International Fund, Alliance Small Cap Growth Fund, Alliance Conservative Investors Fund and Alliance Growth Investors Fund ("EQ Advisors Trust funds"), separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 51 at December 31, 1999, the results of each of their operations for the year then ended, changes in each of their net assets for the two years then ended and the selected per unit data for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 1, 2000



                                     FSA-41

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Assets and Liabilities
December 31, 1999
-----------------------------------------------------------------------------------------------------------
                                                       ALLIANCE       ALLIANCE
                                                         MONEY     INTERMEDIATE     ALLIANCE      ALLIANCE
                                                        MARKET       SECURITIES   QUALITY BOND   HIGH YIELD
                                                         FUND          FUND           FUND         FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of EQ Advisors Trust,
   at value (Cost:
     Alliance Money Market Portfolio -- $12,119,986;
     Alliance Intermediate Government Securities
        Portfolio -- $1,879,751;
     Alliance Quality Bond Portfolio -- $4,702,172;
     Alliance High Yield Portfolio -- $6,306,785)
        (Note 3)                                      $11,934,781   $ 1,798,732   $ 4,366,129   $ 4,729,754
Receivable for Trust shares sold ..................          --             911        32,519         2,863
Due from Equitable Life's General Account .........       191,645          --            --            --
-----------------------------------------------------------------------------------------------------------
        Total assets ..............................    12,126,426     1,799,643     4,398,648     4,732,617
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Trust shares purchased ................       186,859          --            --            --
Due to Equitable Life's General Account ...........          --            --          29,849          --
Accrued expenses ..................................         4,786           911         2,664         2,863
-----------------------------------------------------------------------------------------------------------
        Total liabilities .........................       191,645           911        32,513         2,863
-----------------------------------------------------------------------------------------------------------
NET ASSETS ........................................   $11,934,781   $ 1,798,732   $ 4,366,135   $ 4,729,754
===========================================================================================================

See Notes to Financial Statements

                                     FSA-42

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Assets and Liabilities (Continued)
December 31, 1999
--------------------------------------------------------------------------------------------------------------------------
                                                                    ALLIANCE
                                                                    GROWTH &       ALLIANCE      ALLIANCE       ALLIANCE
                                                                     INCOME         EQUITY        GLOBAL     INTERNATIONAL
                                                                      FUND        INDEX FUND       FUND          FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of EQ Advisors Trust,
   at value (Cost:
     Alliance Growth & Income Portfolio -- $23,713,909;
     Alliance Equity Index Portfolio -- $40,482,328;
     Alliance Global Portfolio -- $33,508,856;
     Alliance International Portfolio -- $2,774,141)
        (Note 3).................................................   $25,746,920   $50,919,803   $44,972,223   $ 3,563,803
Receivable for Trust shares sold ................................       511,708       264,649       430,250        52,554
-------------------------------------------------------------------------------------------------------------------------
        Total assets ............................................    26,258,628    51,184,452    45,402,473     3,616,357
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account .........................       498,087       238,095       340,285        50,231
Payable to custodian ............................................          --            --          74,372          --
Accrued expenses ................................................        13,621        26,554        28,255         2,323
-------------------------------------------------------------------------------------------------------------------------
        Total liabilities .......................................       511,708       264,649       442,912        52,554
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS.......................................................   $25,746,920   $50,919,803   $44,959,561   $ 3,563,803
=========================================================================================================================

See Notes to Financial Statements

                                     FSA-43

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Assets and Liabilities (Concluded)
December 31, 1999
-----------------------------------------------------------------------------------------------------
                                                              ALLIANCE       ALLIANCE     ALLIANCE
                                                              SMALL CAP    CONSERVATIVE    GROWTH
                                                               GROWTH        INVESTORS    INVESTORS
                                                                FUND           FUND         FUND
-----------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of EQ Advisors Trust,
   at value (Cost:
     Alliance Small Cap Growth Portfolio -- $2,029,855;
     Alliance Conservative Investors Portfolio -- $7,359,129;
     Alliance Growth Investors Portfolio -- $64,031,535)
        (Note 3) ..........................................   $ 2,707,828   $ 7,550,254   $76,099,858
Receivable for Trust shares sold ..........................        23,592          --         576,150
Due from Equitable Life's General Account .................          --          87,850          --
-----------------------------------------------------------------------------------------------------
        Total assets ......................................     2,731,420     7,638,104    76,676,008
-----------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Trust shares purchased ........................          --          86,261          --
Due to Equitable Life's General Account ...................        21,898          --         552,371
Accrued expenses ..........................................         1,694        10,501        31,599
-----------------------------------------------------------------------------------------------------
        Total liabilities .................................        23,592        96,762       583,970
-----------------------------------------------------------------------------------------------------
NET ASSETS ................................................   $ 2,707,828   $ 7,541,342   $76,092,038
=====================================================================================================

See Notes to Financial Statements

                                     FSA-44

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations
Year Ended December 31, 1999
----------------------------------------------------------------------------------------------------------------
                                                                        ALLIANCE
                                                                      INTERMEDIATE
                                                        ALLIANCE       GOVERNMENT    ALLIANCE
                                                       MONEY MARKET    SECURITIES   QUALITY BOND   ALLIANCE HIGH
                                                          FUND           FUND          FUND          YIELD FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2) -- Dividends from
   the Trust .........................................   $ 452,386    $  92,238    $ 229,690          $ 549,944
---------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4)-- Expense charges ..................      (4,929)      (1,114)      (2,545)            (2,589)
---------------------------------------------------------------------------------------------------------------
Net investment income ................................     447,457       91,124      227,145            547,355
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from share transactions .........     196,256       13,361        1,334           (266,466)
Realized gain distribution from the Trust ............         340         --         16,294              5,073
Change in unrealized appreciation/depreciation .......    (165,026)    (110,904)    (357,938)          (464,010)
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments      31,570      (97,543)    (340,310)          (725,403)
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE
   TO OPERATIONS .....................................   $ 479,027    $  (6,419)   $(113,165)         $(178,048)
===============================================================================================================

See Notes to Financial Statements

                                     FSA-45

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Operations (Continued)
Year Ended December 31, 1999
----------------------------------------------------------------------------------------------------------------------
                                                         ALLIANCE
                                                         GROWTH &       ALLIANCE        ALLIANCE         ALLIANCE
                                                          INCOME          EQUITY         GLOBAL       INTERNATIONAL
                                                           FUND         INDEX FUND        FUND             FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2) -- Dividends from
   the Trust .........................................   $     62,515    $    466,556    $     35,980       $       --
----------------------------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4) -- Expense charges .................        (14,944)        (27,666)        (69,524)          (1,765)
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) .........................         47,571         438,890         (33,544)          (1,765)
----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain from share transactions ................      3,467,177      10,248,018       5,412,204           83,238
Realized gain distribution from the Trust ............      2,443,471         419,781       2,988,028           57,354
Change in unrealized appreciation/depreciation .......       (831,249)     (1,310,558)      6,149,934          897,508
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments ......      5,079,399       9,357,241      14,550,166        1,038,100
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS    $  5,126,970    $  9,796,131    $ 14,516,622     $  1,036,335
======================================================================================================================

See Notes to Financial Statements.

                                     FSA-46

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations (Concluded)
Year Ended December 31, 1999
----------------------------------------------------------------------------------------------------
                                                          ALLIANCE        ALLIANCE        ALLIANCE
                                                          SMALL CAP     CONSERVATIVE       GROWTH
                                                           GROWTH        INVESTORS       INVESTORS
                                                            FUND            FUND            FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2)-- Dividends from
   the Trust ........................................   $       --      $    244,743    $  1,086,404
----------------------------------------------------------------------------------------------------
EXPENSES (NOTE 4) -- Expense charges ................         (1,394)        (22,631)        (67,420)
----------------------------------------------------------------------------------------------------
Net investment income (loss) ........................         (1,394)        222,112       1,018,984
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from share transactions ........       (301,994)        221,803       2,398,078
Realized gain distribution from the Trust ...........           --           307,250       6,668,942
Change in unrealized appreciation/depreciation ......        876,214         (90,653)      6,554,957
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments .....        574,220         438,400      15,621,977
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS   $    572,826    $    660,512    $ 16,640,961
====================================================================================================

See Notes to Financial Statements.

                                     FSA-47

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets
------------------------------------------------------------------------------------------------------------------
                                                                                             ALLIANCE
                                                                                           INTERMEDIATE
                                                               ALLIANCE                     GOVERNMENT
                                                           MONEY MARKET FUND             SECURITIES FUND
                                                       ---------------------------   -----------------------------
                                                              YEAR ENDED                    YEAR ENDED
                                                             DECEMBER 31,                  DECEMBER 31,
                                                          1999          1998            1999           1998
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income ............................   $    447,457      $    300,997    $     91,124    $    141,360
Net realized gain (loss) .........................        196,596           (32,550)         13,361          55,794
Change in unrealized appreciation/depreciation
   of investments ................................       (165,026)           90,927        (110,904)         17,973
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable
   to operations .................................        479,027           359,374          (6,419)        215,127
-------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ....................................     16,311,804         5,830,172         536,532       3,214,385
Withdrawals ......................................    (11,999,466)      (13,393,539)     (1,680,608)     (3,469,017)
Administrative fees ..............................       (112,930)          (72,260)        (15,035)        (20,328)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable
   to contributions and withdrawals ..............      4,199,408        (7,635,627)     (1,159,111)       (274,960)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS ................      4,678,435        (7,276,253)     (1,165,530)        (59,833)
NET ASSETS -- BEGINNING OF YEAR ..................      7,256,346        14,532,599       2,964,262       3,024,095
-------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ........................   $ 11,934,781      $  7,256,346    $  1,798,732    $  2,964,262
===================================================================================================================

See Notes to Financial Statements


                                     FSA-48

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets (Continued)
----------------------------------------------------------------------------------------------------------------
                                                               ALLIANCE                      ALLIANCE
                                                           QUALITY BOND FUND             HIGH YIELD FUND
                                                       ---------------------------   ---------------------------
                                                              YEAR ENDED                    YEAR ENDED
                                                             DECEMBER 31,                  DECEMBER 31,
                                                          1999           1998           1999           1998
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income ...............................   $   227,145    $   310,456    $   547,355    $   786,097
Net realized gain (loss) ............................        17,628        193,427       (261,393)        66,848
Change in unrealized appreciation/depreciation
   of investments ...................................      (357,938)       (40,006)      (464,010)    (1,160,247)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable
   to operations ....................................      (113,165)       463,877       (178,048)      (307,302)
----------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions .......................................     1,837,829      3,798,761        455,669      3,817,614
Withdrawals .........................................    (3,633,714)    (1,484,703)    (1,345,304)    (4,579,269)
Administrative fees .................................       (37,274)       (41,593)       (42,058)       (62,702)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable
   to contributions and withdrawals .................    (1,833,159)     2,272,465       (931,693)      (824,357)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS ...................    (1,946,324)     2,736,342     (1,109,741)    (1,131,659)
NET ASSETS -- BEGINNING OF YEAR .....................     6,312,459      3,576,117      5,839,495      6,971,154
----------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ...........................   $ 4,366,135    $ 6,312,459    $ 4,729,754    $ 5,839,495
================================================================================================================

See Notes to Financial Statements
                                     FSA-49

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------------------------------------------
                                                               ALLIANCE                     ALLIANCE
                                                         GROWTH & INCOME FUND           EQUITY INDEX FUND
                                                     ---------------------------  ----------------------------------
                                                              YEAR ENDED                   YEAR ENDED
                                                             DECEMBER 31,                 DECEMBER 31,
                                                          1999          1998           1999          1998
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income ...............................   $     47,571    $     70,962    $    438,890    $    462,113
Net realized gain ...................................      5,910,648       3,914,066      10,667,799       3,506,243
Change in unrealized appreciation/depreciation
   of investments ...................................       (831,249)        849,957      (1,310,558)      6,327,323
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to
operations ..........................................      5,126,970       4,834,985       9,796,131      10,295,679
--------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions .......................................     12,139,188      12,995,575      27,927,001      23,328,669
Withdrawals .........................................    (20,285,049)     (9,400,026)    (35,539,783)    (16,252,767)
Administrative fees .................................       (241,311)       (212,817)       (451,970)       (341,425)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to
   contributions and withdrawals ....................     (8,387,172)      3,382,732      (8,064,752)      6,734,477
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS ...................     (3,260,202)      8,217,717       1,731,379      17,030,156
NET ASSETS -- BEGINNING OF YEAR .....................     29,007,122      20,789,405      49,188,424      32,158,268
--------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ...........................   $ 25,746,920    $ 29,007,122    $ 50,919,803    $ 49,188,424
====================================================================================================================

See Notes to Financial Statements

                                     FSA-50

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets (Continued)
----------------------------------------------------------------------------------------------------------------
                                                               ALLIANCE                       ALLIANCE
                                                              GLOBAL FUND                INTERNATIONAL FUND
                                                       ---------------------------   ---------------------------
                                                              YEAR ENDED                     YEAR ENDED
                                                             DECEMBER 31,                   DECEMBER 31,
                                                           1999          1998            1999           1998
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss) .................   $    (33,544)     $    505,887    $     (1,765)   $     75,617
Net realized gain (loss) .....................      8,400,232         5,872,976         140,592        (107,136)
Change in unrealized appreciation/depreciation
   of investments ............................      6,149,934         2,494,660         897,508         428,926
---------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to
  operations .................................     14,516,622         8,873,523       1,036,335         397,407
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................     12,985,246        12,922,064         608,622       1,013,182
Withdrawals ..................................    (28,825,806)      (20,514,776)     (2,002,718)     (1,924,662)
Administrative fees ..........................       (399,019)         (406,220)        (33,729)        (41,664)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to
   contributions and withdrawals .............    (16,239,579)       (7,998,932)     (1,427,825)       (953,144)
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS ............     (1,722,957)          874,591        (391,490)       (555,737)
NET ASSETS -- BEGINNING OF YEAR ..............     46,682,518        45,807,927       3,955,293       4,511,030
---------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ....................   $ 44,959,561      $ 46,682,518    $  3,563,803    $  3,955,293
===============================================================================================================

See Notes to Financial Statements

                                     FSA-51

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets (Continued)
----------------------------------------------------------------------------------------------------------------
                                                               ALLIANCE                      ALLIANCE
                                                               SMALL CAP              CONSERVATIVE INVESTORS
                                                              GROWTH FUND                      FUND
                                                       ---------------------------   ---------------------------
                                                              YEAR ENDED                    YEAR ENDED
                                                             DECEMBER 31,                  DECEMBER 31,
                                                          1999           1998           1999          1998
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss) ........................   $    (1,394)   $    (1,138)   $   222,112    $   279,141
Net realized gain (loss) ............................      (301,994)      (139,664)       529,053        975,338
Change in unrealized appreciation/depreciation
   of investments ...................................       876,214       (108,628)       (90,653)      (164,213)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable
   to operations ....................................       572,826       (249,430)       660,512      1,090,266
----------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions .......................................     1,424,459      2,739,194      2,289,275      2,732,417
Withdrawals .........................................    (2,216,616)    (1,780,689)    (2,330,352)    (8,197,701)
Administrative fees .................................       (25,696)       (39,083)       (72,625)       (83,253)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to
   contributions and withdrawals ....................      (817,853)       919,422       (113,702)    (5,548,537)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS ...................      (245,027)       669,992        546,810     (4,458,271)
NET ASSETS -- BEGINNING OF YEAR .....................     2,952,855      2,282,863      6,994,532     11,452,803
----------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ...........................   $ 2,707,828    $ 2,952,855    $ 7,541,342    $ 6,994,532
================================================================================================================

See Notes to Financial Statements

                                     FSA-52

SEPARATE ACCOUNT NO. 51 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Statements of Changes in Net Assets (Concluded)
------------------------------------------------------------------------------
                                                           ALLIANCE
                                                    GROWTH INVESTORS FUND
                                                  ----------------------------
                                                         YEAR ENDED
                                                        DECEMBER 31,
                                                      1999          1998
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income ........................   $  1,018,984    $  1,201,529
Net realized gain ............................      9,067,020       7,064,044
Change in unrealized appreciation/depreciation
   of investments ............................      6,554,957       2,153,905
Net increase in net assets attributable
   to operations .............................     16,640,961      10,419,478
-----------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................     14,498,861      12,894,395
Withdrawals ..................................    (19,065,275)    (16,348,446)
Administrative fees ..........................       (440,871)       (400,305)
-----------------------------------------------------------------------------
Net decrease in net assets attributable to
   contributions and withdrawals .............     (5,007,285)     (3,854,356)
-----------------------------------------------------------------------------
INCREASE IN NET ASSETS .......................     11,633,676       6,565,122
NET ASSETS -- BEGINNING OF YEAR ..............     64,458,362      57,893,240
-----------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ....................   $ 76,092,038    $ 64,458,362
=============================================================================

See Notes to Financial Statements


                                     FSA-53

Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors of
The Equitable Life Assurance Society of the United States and the Contractowners of Separate Account No. 66 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and changes in net assets and the selected per unit data (included under Condensed Financial Information in the Prospectus of the Retirement Investment Account) present fairly, in all material respects, the financial position of the EQ/Alliance Premier Growth Fund, Calvert Socially Responsible Fund, Capital Guardian International Fund, Capital Guardian Research Fund, Capital Guardian U.S. Equity Fund, EQ/Evergreen Fund, EQ/Evergreen Foundation Fund, Lazard Large Cap Value Fund, Lazard Small Cap Value Fund, Merrill Lynch Basic Value Equity Fund, Merrill Lynch World Strategy Fund, MFS Emerging Growth Companies Fund, MFS Growth with Income Fund, MFS Research Fund, Morgan Stanley Emerging Markets Equity Fund, EQ/Putnam Balanced Fund, EQ/Putnam Growth & Income Fund, EQ/Putnam International Equity Fund, EQ/Putnam Investors Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price International Fund and Warburg Pincus Small Company Value Fund ("EQ Advisors Trusts funds"), separate investment funds of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 66 at December 31, 1999, the results of each of their operations and the changes in each of their net assets for the periods indicated and the per unit data for the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and the selected per unit data (hereafter referred to as "financial statements") are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
February 1, 2000


                                     FSA-54

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Assets and Liabilities
December 31, 1999
---------------------------------------------------------------------------------------------------------------
                                         EQ/ALLIANCE      CALVERT        CAPITAL       CAPITAL       CAPITAL
                                           PREMIER       SOCIALLY        GUARDIAN      GUARDIAN      GUARDIAN
                                            GROWTH      RESPONSIBLE    INTERNATIONAL   RESEARCH      US EQUITY
---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of EQ Advisors
  Trust -- at market value (Notes 2 and 6)
     Cost:
           $2,366,430................     $2,642,231
                1,509................                    $1,599
              102,027................                                   $118,063
               26,514................                                                 $28,155
              413,152................                                                                  $415,280
Receivable for Trust
  shares purchased...................             --         --               68           13                --
Receivable for policy
  related transactions...............        137,730         --               --           --           163,498
---------------------------------------------------------------------------------------------------------------
     Total assets....................      2,779,961      1,599          118,131       28,168           578,778
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Trust
  shares purchased...................        137,730                          --            --          163,498
Payable for policy related
  transactions.......................             --         --               68            13               --
---------------------------------------------------------------------------------------------------------------
     Total liabilities...............        137,730         --               68            13          163,498
---------------------------------------------------------------------------------------------------------------
NET ASSETS...........................      2,642,231      1,599          118,063        28,155          415,280
===============================================================================================================
Amount retained by Equitable Life
  in Separate Account 66 (Note 4)....          1,705      1,599            1,930         1,687            1,517

Net Assets Attributable to
  Contractowners.....................      2,640,526         --          116,133        26,468          413,763
---------------------------------------------------------------------------------------------------------------
NET ASSETS...........................     $2,642,231     $1,599         $118,063       $28,155         $415,280
===============================================================================================================

See Notes to Financial Statements.

                                     FSA-55

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Assets and Liabilities (Continued)
December 31, 1999

----------------------------------------------------------------------------------------------------------------
                                                                            LAZARD                   MERRILL LYNCH
                                                           EQ/EVERGREEN    LARGE CAP   LAZARD SMALL   BASIC VALUE
                                             EQ/EVERGREEN     FOUNDATION     VALUE      CAP VALUE       EQUITY
----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of EQ Advisors
  Trust -- at market value (Notes 2 and 6)
     Cost:
           $    1,695................         $1,781
                1,517................                       $1,591
                1,535................                                     $1,460
                1,515................                                                   $1,461
            1,090,694................                                                                $1,066,378
Receivable for Trust
  shares purchased...................             --            --            --            --               --
Receivable for policy
  related transactions...............             --            --            --            --           50,542
---------------------------------------------------------------------------------------------------------------
     Total assets....................          1,781         1,591         1,460         1,461        1,116,920
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Trust
  shares purchased...................             --                          --            --           50,542
Payable for policy related
  transactions.......................             --            --            --            --               --
---------------------------------------------------------------------------------------------------------------
     Total liabilities...............             --            --            --            --           50,542
---------------------------------------------------------------------------------------------------------------
NET ASSETS...........................          1,781         1,591         1,460         1,461        1,066,378
===============================================================================================================
Amount retained by Equitable Life
  in Separate Account 66 (Note 4)....          1,586         1,591         1,460         1,461            1,789
Net Assets Attributable to
  Contractowners.....................            195            --            --            --        1,064,589
---------------------------------------------------------------------------------------------------------------
NET ASSETS...........................         $1,781        $1,591        $1,460        $1,461       $1,066,378
===============================================================================================================

See Notes to Financial Statements.

                                     FSA-56

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Assets and Liabilities (Continued)
December 31, 1999

---------------------------------------------------------------------------------------------------------------
                                                MERRILL          MFS EMERGING
                                                 LYNCH              GROWTH         MFS GROWTH
                                              WORLD STRATEGY       COMPANIES       WITH INCOME     MFS RESEARCH
---------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of EQ Advisors
  Trust -- at market value (Notes 2 and 6)
     Cost:
           $  634,190..................        $741,542
            6,599,941..................                       $9,263,899
                6,962..................                                             $7,585
            5,737,868..................                                                              $6,947,653
Receivable for Trust
  shares purchased.....................          22,378               --                5                79,446
Receivable for policy
  related transactions.................              --          370,821               --                    --
---------------------------------------------------------------------------------------------------------------
     Total assets......................         763,920        9,634,720            7,590             7,027,099
---------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Trust
  shares purchased.....................              --          370,821               --                    --
Payable for policy related
  transactions.........................          19,546               --                5                79,446
---------------------------------------------------------------------------------------------------------------
     Total liabilities.................          19,546          370,821                5                79,446
---------------------------------------------------------------------------------------------------------------
NET ASSETS.............................         744,374        9,263,899            7,585             6,947,653
===============================================================================================================
Amount retained by Equitable Life
  in Separate Account 66 (Note 4)......           6,355            3,126            1,559                 1,472
Net Assets Attributable to
  Contractowners.......................         738,019        9,260,773            6,026             6,946,181
---------------------------------------------------------------------------------------------------------------
NET ASSETS.............................        $744,374       $9,263,899           $7,585            $6,947,653
===============================================================================================================

See Notes to Financial Statements.

                                     FSA-57

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Assets and Liabilities (Continued)
December 31, 1999

--------------------------------------------------------------------------------------------------------------
                                             MORGAN STANLEY                                        EQ/PUTNAM
                                             EMERGING MARKET     EQ/PUTNAM         EQ/PUTNAM     INTERNATIONAL
                                             MARKET EQUITY       BALANCED       GROWTH & INCOME     EQUITY
--------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of EQ Advisors
  Trust -- at market value (Notes 2 and 6)
     Cost:
           $  514,126..................        $676,012
              357,446..................                         $334,856
              364,300..................                                          $320,055
              417,186..................                                                               $417,816
Receivable for Trust
  shares purchased.....................             382              145              190                   --
Receivable for policy
  related transactions.................              --               --               --              332,750
--------------------------------------------------------------------------------------------------------------
     Total assets......................         676,394          335,001          320,245              750,566
--------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Trust
  shares purchased.....................              --               --               --              332,750
Payable for policy related
  transactions.........................             382              145              190                   --
--------------------------------------------------------------------------------------------------------------
     Total liabilities.................             382              145              190              332,750
--------------------------------------------------------------------------------------------------------------
NET ASSETS.............................         676,012          334,856          320,055              417,816
==============================================================================================================
Amount retained by Equitable Life
  in Separate Account 66 (Note 4)......           3,266            1,617            1,681                1,823
Net Assets Attributable to
  Contractowners.......................         672,746          333,239          318,374              415,993
--------------------------------------------------------------------------------------------------------------
NET ASSETS.............................        $676,012         $334,856         $320,055             $417,816
==============================================================================================================

See Notes to Financial Statements.


                                     FSA-58

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statements of Assets and Liabilities (Concluded)
December 31, 1999

-------------------------------------------------------------------------------------------------------------
                                                                                               WARBURG PINCUS
                                              EQ/PUTNAM       T. ROWE PRICE    T. ROWE PRICE   SMALL COMPANY
                                          INVESTORS GROWTH    EQUITY INCOME    INTERNATIONAL       VALUE
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in shares of EQ Advisors
  Trust -- at market value (Notes 2 and 6)
     Cost:
           $  104,288..................        $121,845
            3,934,103..................                       $3,877,176
              272,771..................                                          $351,700
            1,769,948..................                                                            $1,779,006
Receivable for Trust
  shares purchased.....................              69           32,698              196              47,873
Receivable for policy
  related transactions.................              --               --               --                  --
-------------------------------------------------------------------------------------------------------------
     Total assets......................         121,914        3,909,874          351,896           1,826,879
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for Trust
  shares purchased.....................              --               --               --                  --
Payable for policy related
  transactions.........................              69           32,698              196              47,673
-------------------------------------------------------------------------------------------------------------
     Total liabilities.................              69           32,698              196              47,673
-------------------------------------------------------------------------------------------------------------
NET ASSETS.............................         121,845        3,877,176          351,700           1,779,206
=============================================================================================================
Amount retained by Equitable Life
  in Separate Account 66 (Note 4)......           1,799            2,099            2,263                  69
Net Assets Attributable to
  Contractowners.......................         120,046        3,875,077          349,437           1,779,137
-------------------------------------------------------------------------------------------------------------
NET ASSETS.............................        $121,845       $3,877,176         $351,700          $1,779,206
=============================================================================================================

See Notes to Financial Statements.

                                     FSA-59

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations
Year Ended December 31, 1999

----------------------------------------------------------------------------------------------------------------
                                                          EQ/ALLIANCE      CALVERT        CAPITAL       CAPITAL
                                                            PREMIER       SOCIALLY        GUARDIAN      GUARDIAN
                                                            GROWTH*      RESPONSIBLE*  INTERNATIONAL*   RESEARCH*
----------------------------------------------------------------------------------------------------------------
INCOME AND EXPENSE:
Investment Income:
   Dividends from The Trust (Note 2).................      $  1,586        $   --        $    --          $   47
----------------------------------------------------------------------------------------------------------------
Expenses (Note 3):
   Expense charges...................................            --            --             --              --
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS).........................         1,586            --             --              47
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions.........            52            --             15               3
Realized gain distribution from Trust................         5,551             9             --               4
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS).............................         5,603             9             15               7
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......       275,801            90         16,035           1,642
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS....................................       281,404            99         16,050           1,649
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........      $282,990       $    99        $16,050          $1,696
================================================================================================================

* Commencement of operations on September 2, 1999.

See Notes to Financial Statements.

                                     FSA-60

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations (Continued)
Year Ended December 31, 1999

----------------------------------------------------------------------------------------------------------------
                                                            CAPITAL                                     LAZARD
                                                          GUARDIAN U.S.                  EQ/EVERGREEN  LARGE CAP
                                                            EQUITY*       EQ/EVERGREEN   FOUNDATION*    VALUE*
----------------------------------------------------------------------------------------------------------------
INCOME AND EXPENSE:
Investment Income:
   Dividends from The Trust (Note 2).................        $  456         $    6         $   17       $    13
---------------------------------------------------------------------------------------------------------------
Expenses (Note 3):
   Expense charges...................................            --             --             --            --
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS).........................           456              6             17            13
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions.........            --             --             --            --
Realized gain distribution from Trust................           593             --             --            22
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS).............................           593             --             --            22
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......         2,128             86             74           (75)
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS....................................         2,721             86             74           (53)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........        $3,177         $   92         $   91       $   (40)
===============================================================================================================

* Commencement of operations on September 2, 1999.

See Notes to Financial Statements.

                                     FSA-61

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations (Continued)
Year Ended December 31, 1999

---------------------------------------------------------------------------------------------------------------
                                                                                                        MFS
                                                                       MERRILL LYNCH     MERRILL     EMERGING
                                                         LAZARD SMALL   BASIC VALUE    LYNCH WORLD    GROWTH
                                                           CAP VALUE*     EQUITY         STRATEGY    COMPANIES
---------------------------------------------------------------------------------------------------------------
INCOME AND EXPENSE:
Investment Income:
   Dividends from The Trust (Note 2).................       $     6      $ 13,131       $  6,048     $       --
---------------------------------------------------------------------------------------------------------------
Expenses (Note 3):
   Expense charges...................................            --            --          3,175             --
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS).........................             6        13,131          2,873             --
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions.........            --        59,078         22,616        336,536
Realized gain distribution from Trust................             9        54,810          9,791        149,431
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS).............................             9       113,888         32,407        485,967
---------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......           (54)      (23,176)        98,166      2,540,148
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS....................................           (45)       90,712        130,573      3,026,115
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........       $   (39)     $103,843       $133,446     $3,026,115
===============================================================================================================

* Commencement of operations on September 2, 1999.

See Notes to Financial Statements.

                                     FSA-62

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations (Continued)
Year Ended December 31, 1999

----------------------------------------------------------------------------------------------------------------
                                                                                          MORGAN
                                                                                          STANLEY
                                                                                          EMERGING
                                                           MFS GROWTH       MFS           MARKETS    EQ/PUTNAM
                                                          WITH INCOME*   RESEARCH         EQUITY      BALANCED
---------------------------------------------------------------------------------------------------------------
INCOME AND EXPENSE:
Investment Income:
   Dividends from The Trust (Note 2).................       $    25    $    7,727       $     --      $  8,747
--------------------------------------------------------------------------------------------------------------
Expenses (Note 3):
   Expense charges...................................            --        59,936             --            --
--------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS).........................            25       (52,209)            --         8,747
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions.........            --       286,084         13,537        15,284
Realized gain distribution from Trust................            --       159,566          6,550        12,809
--------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS).............................            --       445,650         20,087        28,093
--------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......           623       893,327        161,679       (26,515)
--------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS....................................           623     1,338,977        181,766         1,578
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........       $   648    $1,286,768       $181,766      $ 10,325
==============================================================================================================

* Commencement of operations on September 2, 1999.

See Notes to Financial Statements.

                                     FSA-63

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations (Continued)
Year Ended December 31, 1999

----------------------------------------------------------------------------------------------------------------
                                                           EQ/PUTNAM    EQ/PUTNAM      EQ/PUTNAM     T. ROWE
                                                            GROWTH &   INTERNATIONAL   INVESTORS    PRICE EQUITY
                                                             INCOME      EQUITY*        GROWTH*       INCOME
----------------------------------------------------------------------------------------------------------------
INCOME AND EXPENSE:
Investment Income:
   Dividends from The Trust (Note 2).................      $  6,854        $   94        $ 2,436       $  76,591
----------------------------------------------------------------------------------------------------------------
Expenses (Note 3):
   Expense charges...................................            --            --             --          56,562
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS).........................         6,854            94          2,436          20,029
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions.........       (49,852)           --             --          66,610
Realized gain distribution from Trust................        37,267           286             13         160,365
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS).............................       (12,585)          286             13         226,975
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation.......       (48,469)          631         17,557        (193,824)
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS....................................       (61,054)          917         17,570          33,151
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS...........      $(54,200)       $1,011        $20,006       $  53,180
================================================================================================================

* Commencement of operations on September 2, 1999.

See Notes to Financial Statements.

                                     FSA-64

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Operations (Concluded)
Year Ended December 31, 1999

----------------------------------------------------------------------------------------------------------------
                                                                                                      WARBURG
                                                                                       T. ROWE      PINCUS SMALL
                                                                                        PRICE         COMPANY
                                                                                    INTERNATIONAL      VALUE
----------------------------------------------------------------------------------------------------------------
INCOME AND EXPENSE:
Investment Income:
   Dividends from The Trust (Note 2)............................................       $    393       $    3,420
----------------------------------------------------------------------------------------------------------------
Expenses (Note 3):
   Expense charges..............................................................             --           23,917
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)....................................................            393          (20,497)
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 2):
Realized gain (loss) from share transactions....................................         34,595         (208,435)
Realized gain distribution from Trust...........................................          5,151               --
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)........................................................         39,746         (208,435)
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation..................................         69,941          224,588
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS...............................................................        109,687           16,153
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS......................................       $110,080       $   (4,344)
================================================================================================================

* Commencement of operations on September 2, 1999.

See Notes to Financial Statements.

                                     FSA-65

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------
                                                           EQ/ALLIANCE           CALVERT             CAPITAL
                                                             PREMIER             SOCIALLY            GUARDIAN
                                                              GROWTH           RESPONSIBLE        INTERNATIONAL
                                                         ------------------ ------------------  ----------------
                                                           SEPTEMBER 2,        SEPTEMBER 2,        SEPTEMBER 2,
                                                              1999*               1999*               1999*
                                                         TO DECEMBER 31,      TO DECEMBER 31,     TO DECEMBER 31,
                                                              1999                 1999                1999
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income...........................         $    1,586             $   --                  $     --
Net realized gain (loss)........................              5,603                  9                        15
Change in unrealized appreciation/depreciation
   of investments...............................            275,801                 90                    16,035
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations..............................            282,990                 99                    16,050
----------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and Transfers.....................          2,360,817                 --                   100,581
Withdrawals and Transfers.......................                 --                 --                       --
Administrative charges..........................              3,076                 --                        68
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  attributable to contributions and withdrawals.          2,357,741                 --                   100,513
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
  Equitable Life in Separate Account 66 (Note 4)              1,500              1,500                     1,500
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............          2,642,231              1,599                   118,063
NET ASSETS -- BEGINNING OF PERIOD...............                 --                 --                        --
----------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.....................         $2,642,231             $1,599                  $118,063
================================================================================================================

*  Commencement of operations.

See Notes to Financial Statements.


                                     FSA-66

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets (Continued)

--------------------------------------------------------------------------------------------------------------
                                                          CAPITAL             CAPITAL
                                                          GUARDIAN            GUARDIAN
                                                          RESEARCH          U.S. EQUITY          EQ/EVERGREEN
                                                      ------------------  ------------------   ----------------
                                                        SEPTEMBER 2,        SEPTEMBER 2,         SEPTEMBER 2,
                                                           1999*               1999*                1999*
                                                      TO DECEMBER 31,     TO DECEMBER 31,      TO DECEMBER 31,
                                                            1999                1999                 1999
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income...........................            $    47           $    456                   $    6
Net realized gain (loss)........................                  7                593                       --
Change in unrealized appreciation/depreciation
   of investments...............................              1,642              2,128                       86
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations..............................              1,696              3,177                       92
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and Transfers.....................             25,000            410,730                      189
Withdrawals and Transfers.......................                 --                 --                       --
Administrative charges..........................                 41                127                       --
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  attributable to contributions and withdrawals.             24,959            410,603                      189
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
  Equitable Life in Separate Account 66 (Note 4)              1,500              1,500                    1,500
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............             28,155            415,280                    1,781
NET ASSETS -- BEGINNING OF PERIOD...............                 --                 --                       --
---------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.....................            $28,155           $415,280                   $1,781
===============================================================================================================

*  Commencement of operations.

See Notes to Financial Statements.


                                     FSA-67

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets (Continued)

--------------------------------------------------------------------------------------------------------------
                                                                                 LAZARD             LAZARD
                                                           EQ/EVERGREEN         LARGE CAP           SMALL CAP
                                                           FOUNDATION            VALUE               VALUE
                                                        ------------------  ------------------ ---------------
                                                          SEPTEMBER 2,        SEPTEMBER 2,       SEPTEMBER 2,
                                                             1999*               1999*               1999*
                                                        TO DECEMBER 31,     TO DECEMBER 31,     TO DECEMBER 31,
                                                              1999                1999               1999
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income...........................             $   17             $   13                 $    6
Net realized gain (loss)........................                 --                 22                      9
Change in unrealized appreciation/depreciation
   of investments...............................                 74                (75)                   (54)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations..............................                 91                (40)                   (39)
-------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and Transfers.....................                 --                 --                     --
Withdrawals and Transfers.......................                 --                 --                     --
Administrative charges..........................                 --                 --                     --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  attributable to contributions and withdrawals.                 --                 --                     --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
  Equitable Life in Separate Account 66 (Note 4)              1,500              1,500                  1,500
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............              1,591              1,460                  1,461
NET ASSETS -- BEGINNING OF PERIOD...............                 --                 --                     --
-------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.....................             $1,591             $1,460                 $1,461
=============================================================================================================

*  Commencement of operations.

See Notes to Financial Statements.


                                     FSA-68

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets (Continued)

--------------------------------------------------------------------------------------------------------------
                                                            MERRILL LYNCH
                                                             BASIC VALUE                   MERRILL LYNCH
                                                               EQUITY                      WORLD STRATEGY
                                              --------------------------------- ------------------------------
                                                    YEAR ENDED      AUGUST 20, 1998*        YEARS ENDED
                                                    DECEMBER 31,   TO DECEMBER 31,          DECEMBER 31,
                                                        1999             1998             1999         1998
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income...........................     $   13,131         $  1,440        $  2,873     $  (2,083)
Net realized gain (loss)........................        113,888            4,930          32,407        (2,611)
Change in unrealized appreciation/depreciation
   of investments...............................        (23,176)          (1,140)         98,166        31,371
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations..............................        103,843            5,230         133,446        26,677
--------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and Transfers.....................      1,334,175          192,745         312,753       444,857
Withdrawals and Transfers.......................        517,709           47,417         353,232       182,434
Administrative charges..........................          5,774              215             336            39
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  attributable to contributions and withdrawals.        810,692          145,113         (40,815)      262,384
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
  Equitable Life in Separate Account 66 (Note 4)             --            1,500              --            --
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............        914,535          151,843          92,631       289,061
NET ASSETS -- BEGINNING OF PERIOD...............        151,843               --         651,743       362,682
--------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.....................     $1,066,378         $151,843        $744,374      $651,743
==============================================================================================================

*  Commencement of operations.

See Notes to Financial Statements.


                                     FSA-69

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets (Continued)

---------------------------------------------------------------------------------------------------------------
                                                                                                   MFS
                                                                MFS EMERGING                   GROWTH WITH
                                                              GROWTH COMPANIES                   INCOME
                                                    --------------------------------------  -------------------
                                                       YEAR ENDED       AUGUST 20, 1998*      SEPTEMBER 2, 1999*
                                                      DECEMBER 31,      TO DECEMBER 31,        TO DECEMBER 31,
                                                          1999                1998                1999
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income...........................         $       --            $     --                 $   25
Net realized gain (loss)........................            485,967                 163                     --
Change in unrealized appreciation/depreciation
   of investments...............................          2,540,148             123,810                    623
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations..............................          3,026,115             123,973                    648
--------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and Transfers.....................          6,895,067             724,459                  5,452
Withdrawals and Transfers.......................          1,456,043              18,912                     --
Administrative charges..........................             31,665                 595                     15
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  attributable to contributions and withdrawals.          5,407,359             704,952                  5,437
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
  Equitable Life in Separate Account 66 (Note 4)                 --               1,500                  1,500
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............          8,433,474             830,425                  7,585
NET ASSETS -- BEGINNING OF PERIOD...............            830,425                  --                     --
--------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.....................         $9,263,899            $830,425                 $7,585
==============================================================================================================

*  Commencement of operations.

See Notes to Financial Statements.


                                     FSA-70

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets (Continued)

---------------------------------------------------------------------------------------------------------------
                                                                                      MORGAN STANLEY
                                                             MFS                     EMERGING MARKETS
                                                           RESEARCH                       EQUITY
                                                   -------------------------- ---------------------------------
                                                                                               AUGUST 20, 1998*
                                                         YEARS ENDED            YEAR ENDED       TO DECEMBER
                                                         DECEMBER 31,          DECEMBER 31,          31,
                                                      1999          1998           1999             1998
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income...........................   $  (52,209)   $  (12,317)       $    --               $    7
Net realized gain (loss)........................      445,650        24,718         20,087                   --
Change in unrealized appreciation/depreciation
   of investments...............................      893,327       329,147        161,679                  207
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations..............................    1,286,768       341,548        181,766                  214
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and Transfers.....................    5,862,462     2,488,519        652,133                  678
Withdrawals and Transfers.......................    3,096,907       703,862        158,660                   --
Administrative charges..........................       19,001           320          1,618                    1
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  attributable to contributions and withdrawals.    2,746,554     1,784,337        491,855                  677
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
  Equitable Life in Separate Account 66 (Note 4)       16,227            --             --                1,500
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............    4,049,549     2,125,885        673,621                2,391
NET ASSETS -- BEGINNING OF PERIOD...............    2,898,104       772,219          2,391                   --
---------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.....................   $6,947,653    $2,898,104       $676,012               $2,391
===============================================================================================================

*  Commencement of operations.

See Notes to Financial Statements.


                                     FSA-71

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets (Continued)

------------------------------------------------------------------------------------------------------------------
                                                              EQ/PUTNAM                      EQ/PUTNAM
                                                              BALANCED                    GROWTH & INCOME
                                                    ------------------------------- ------------------------------
                                                     YEAR ENDED    AUGUST 20,1998*  YEAR ENDED     AUGUST 20, 1998*
                                                     DECEMBER 31,  TO DECEMBER 31, TO DECEMBER 31,  TO DECEMBER 31,
                                                       1999             1998           1999            1998
-------------------------------------------------------------------------------------------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income...........................      $   8,747          $  9,281      $  6,854            $   389
Net realized gain (loss)........................         28,093             4,341       (12,585)               350
Change in unrealized appreciation/depreciation
   of investments...............................        (26,515)            3,926       (48,469)             4,224
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations..............................         10,325            17,548       (54,200)             4,963
------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and Transfers.....................        196,828           531,797       678,735             85,306
Withdrawals and Transfers.......................        369,756            48,297       380,405             11,994
Administrative charges..........................          4,691               398         3,757                 93
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  attributable to contributions and withdrawals.       (177,619)          483,102       294,573             73,219
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
  Equitable Life in Separate Account 66 (Note 4)             --             1,500            --              1,500
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............       (167,294)          502,150       240,373             79,682
NET ASSETS -- BEGINNING OF PERIOD...............        502,150                --        79,682                 --
------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.....................      $ 334,856          $502,150      $320,055            $79,682
==================================================================================================================

*  Commencement of operations.

See Notes to Financial Statements.


                                     FSA-72

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets (Continued)

-----------------------------------------------------------------------------------------------------------------
                                                     EQ/PUTNAM         EQ/PUTNAM
                                                   INTERNATIONAL       INVESTORS             T. ROWE PRICE
                                                       EQUITY            GROWTH              EQUITY INCOME
                                                  ------------------------------------  -------------------------
                                                  SEPTEMBER 2, 1999*  SEPTEMBER 2, 1999*      YEARS ENDED
                                                   TO DECEMBER 31,     TO DECEMBER 31,        DECEMBER 31,
                                                        1999               1999             1999         1998
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income...........................        $     94           $  2,436     $   20,029     $   20,611
Net realized gain (loss)........................             286                 13        226,975        156,080
Change in unrealized appreciation/depreciation
   of investments...............................             631             17,557       (193,824)        55,150
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations..............................           1,011             20,006         53,180        231,841
-----------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and Transfers.....................         415,305            100,466      1,983,241      2,818,502
Withdrawals and Transfers.......................              --                 --      2,009,118      1,448,637
Administrative charges..........................              --                127          2,196             74
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  attributable to contributions and withdrawals.         415,305            100,339        (28,073)     1,369,791
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
  Equitable Life in Separate Account 66 (Note 4)           1,500              1,500         61,154             --
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............         417,816            121,845         86,261      1,601,632
NET ASSETS -- BEGINNING OF PERIOD...............              --                 --      3,790,915      2,189,283
-----------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.....................        $417,816           $121,845     $3,877,176     $3,790,915
=================================================================================================================

*  Commencement of operations.

See Notes to Financial Statements.


                                     FSA-73

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Statements of Changes in Net Assets (Concluded)

---------------------------------------------------------------------------------------------------------------
                                                                                         WARBURG PINCUS
                                                            T. ROWE PRICE                 SMALL COMPANY
                                                            INTERNATIONAL                     VALUE
                                                   ----------------------------------- ------------------------
                                                     YEAR ENDED      AUGUST 20, 1998*      YEARS ENDED
                                                    DECEMBER 31,     TO DECEMBER 31,       DECEMBER 31,
                                                        1999             1998          1999           1998
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income...........................        $    393         $  1,770   $  (20,497)      $  (16,421)
Net realized gain (loss)........................          39,746               --     (208,435)         (45,570)
Change in unrealized appreciation/depreciation
   of investments...............................          69,941            8,988      224,588         (148,026)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations..............................         110,080           10,758       (4,344)        (210,017)
---------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS, WITHDRAWALS AND TRANSFERS:
Contributions and Transfers.....................         443,638          223,524    1,130,117        2,015,611
Withdrawals and Transfers.......................         432,860              689    1,641,059        1,379,561
Administrative charges..........................           4,251               --        2,259              214
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  attributable to contributions and withdrawals.           6,527          222,835     (513,201)         635,836
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in amount retained by
  Equitable Life in Separate Account 66 (Note 4)              --            1,500        5,693               --
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS...............         116,607          235,093     (511,852)         425,819
NET ASSETS -- BEGINNING OF PERIOD...............         235,093               --    2,291,058        1,865,239
---------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF PERIOD.....................        $351,700         $235,093   $1,779,206       $2,291,058
===============================================================================================================

*  Commencement of operations.

See Notes to Financial Statements.


                                     FSA-74

SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Notes to Financial Statements
--------------------------------------------------------------------------------



1. Separate Account Nos. 13 (Pooled) (the Alliance Bond Fund), 10 (Pooled) (the Alliance Balanced Fund), 4 (Pooled) (the Alliance Common Stock Fund), 3 (Pooled) (the Alliance Aggressive Stock Fund), 51 (Pooled) (the Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Global, Alliance International, Alliance Small Cap Growth, Alliance Conservative Investors and Alliance Growth Investors Funds), 66 (Pooled) (the EQ/Alliance Premier Growth Fund, Calvert Socially Responsible Fund, Capital Guardian International Fund, Capital Guardian Research Fund, Capital Guardian U.S. Equity Fund, EQ/Evergreen Fund, EQ/Evergreen Foundation Fund, Lazard Large Cap Value Fund, Lazard Small Cap Value Fund, Merrill Lynch Basic
   Value Equity Fund, Merrill Lynch World Strategy Fund, MFS Emerging Growth Companies Fund, MFS Growth with Income Fund, MFS Research Fund, Morgan Stanley Emerging Markets Equity Fund, EQ/Putnam Balanced Fund, EQ/Putnam Growth and Income Fund, EQ/Putnam International Equity Fund, EQ/Putnam Investors Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price International Fund and Warburg Pincus Small Company Value Fund)
   ("EQ Advisors Trust Funds") of The Equitable Life Assurance Society of the United States (Equitable Life), a wholly owned subsidiary of AXA Financial, Inc., were established in conformity with the New York State Insurance
   Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Life. The amounts retained by Equitable Life in Separate Account Nos. 4 and 66 may be transferred to Equitable Life's General Account. These financial statements reflect the total net assets and results of operations for the Separate Account
   Nos. 13, 10, 4, 3, 51 and 66. The Retirement Investment Account Program is one of the many products participating in these Funds.

   Interests of retirement and investment plans for employees, managers and agents of Equitable Life in Separate Account Nos. 4 and 3 aggregated $365,557,809 (20.4%) and $79,363,438 (43.2%), respectively, at December 31,
   1999 and $323,953,589 (15.3%) and $88,549,620 (32.1%), respectively, at
   December 31, 1998, of the net assets in these Funds.

   Equitable Life is the investment manager for Separate Account Nos. 13, 10, 4 and 3 (the Equitable Funds). Alliance Capital Management L.P. (Alliance) serves as the investment adviser to Equitable Life with respect to the management of the Equitable Funds. Alliance is a publicly traded limited partnership which is indirectly majority-owned by Equitable Life.

   EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-end, diversified investment management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives.

   For period prior to October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new Portfolios of EQAT for the Portfolios of HRT was performed. At that time assets of each of the HRT Portfolios were transferred to the corresponding new Portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

   Prior to the Substitution, Alliance managed HRT and was investment advisor for all the HRT Portfolios. Subsequent to the Substitution Alliance continues as investment advisor for the Alliance portfolios (including EQ/Alliance Premier Growth).

   Effective September 1999, Equitable Life serves as investment manager of EQAT. As such Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Prior to September 1999, AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

   Effective September 1999, AXA Advisors was sold by Equitable Life to an affiliated company. AXA Advisors, LLC earns fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

   Separate Account No. 51 has eleven investment funds which invest in Class IA shares of corresponding portfolios of the Trust. The Retirement Investment Account (RIA) through Separate Account No. 51's eleven investments funds invests in the following portfolios of the Trust: Alliance Money Market, Alliance Intermediate Government Securities, Alliance Quality Bond, Alliance High Yield, Alliance Growth & Income, Alliance Equity Index, Alliance Global, Alliance International, Alliance Small Cap Growth, Alliance Conservative Investors and Alliance Growth Investors.

   Separate Account No. 66 has twenty-two investment funds which invest in Class IB shares of corresponding portfolios of the Trust. The Retirement Investment Account through Separate Account No. 66's invests in the following portfolios of the Trust: EQ/Alliance Premier Growth Fund, Calvert Socially Responsible Fund, Capital Guardian International Fund, Capital Guardian Research Fund, Capital Guardian U.S. Equity Fund, EQ/Evergreen Fund, EQ/Evergreen Foundation Fund, Lazard Large Cap Value Fund, Lazard Small Cap Value Fund, Merrill Lynch Basic Value Equity Value Fund, Merrill Lynch
   World Strategy Fund, MFS Emerging Growth Companies Fund, MFS Growth with Income Fund, MFS Research Fund, Morgan Stanley Emerging Markets Equity
   Fund, EQ/Putnam Balanced Fund, EQ/Putnam Growth and Income Fund, EQ/Putnam International Equity Fund, EQ/Putnam Investors Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price International Fund and Warburg Pincus
   Small Company


                                     FSA-75

SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------


   Value Fund. Class IB shares are offered at net asset values and are subject to distribution fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

   Equitable Life and Alliance seek to obtain the best price and execution of all orders placed for the Portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life and Alliance may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Equitable Funds' portfolio transactions.

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Security transactions are recorded on the trade date. Amortized cost of debt securities consists of cost adjusted, where applicable, for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold. Separate Account Nos. 51 and 66 invest in the shares of EQ Advisors Trust and are valued at the net asset value per share of the respective funds. The net asset value is determined by the Trust using the market or fair value of the underlying assets of the Portfolios. For Separate Account Nos. 51 and 66, realized gains and losses on investments include gains and losses on redemptions of the Trust's share (determined on the identified cost basis) and capital gain distributions from the Trust. Dividends are recorded by the Trust in the fourth quarter on the ex-dividend date. Capital gains are distributed by the Trust at the end of each year.

   Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

   Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

   Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Net Assets. The contract amounts of these forward contracts reflect the extent of the Accounts' exposure to off-balance sheet risk. The Accounts bear the market risk which arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the fund is exposed to the risk of default by the counterparty.

   Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. At December 31, 1999, Separate Account No. 10 had outstanding forward currency contracts to buy/sell foreign currencies as follows:


                                       Contract         Cost on           U.S. $
                                        Amount        Origination        Current       Unrealized
                                       (000's)           Date             Value       Depreciation
                                      -----------     -----------    -------------   --------------
   Separate Account No. 10
   -----------------------
   Foreign Currency Sale Contracts:
   --------------------------------
   British Pounds, settling
      01/04/00 - 01/10/00...........        95         $153,006          $153,201         $(195)
   Japanese Yen, settling 01/04/00..     7,944           76,798            77,541          (743)
                                                                                         -------
                                                                                          $(938)
                                                                                         =======


                                     FSA-76

SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Notes to Financial Statements (Continued)
-------------------------------------------------------------------------------



     Equitable Life's internal short-term investment account, Separate
     Account No. 2A, was established to provide a more flexible and efficient vehicle to combine and invest temporary cash positions of certain eligible accounts (Participating Funds) under Equitable Life's management. Separate Account No. 2A invests in debt securities maturing in sixty days or less from the date of the acquisition. At December 31, 1999, the investments held in Separate Account No. 2A consist of the following:

---------------------------------------------------------------------------------------------------------------
                                                                                   Amortized
                                                                                      Cost              %
---------------------------------------------------------------------------------------------------------------
   Bankers' Acceptances, 5.70%
      due 01/21/00 through 02/24/00.......................................       $  5,140,555           2.3%
   Certificates of Deposit, 5.50% - 5.99%
      due 01/28/00 through 01/31/00.......................................          9,998,680           4.5
   Commercial Paper, 4.45% - 6.45%
      due 01/03/00 through 02/15/00.......................................        176,636,726          79.2
   U.S. Government Agency,
      1.5% due 01/03/00...................................................         30,997,417          13.9
   ------------------------------------------------------------------------------------------------------------
   Total Investments......................................................        222,773,378          99.9
   Other Assets Less Liabilities..........................................            212,513           0.1
   ------------------------------------------------------------------------------------------------------------
   Net Assets of Separate Account No. 2A .................................       $222,985,891         100.0%
   ============================================================================================================
   Units Outstanding......................................................            741,808

   Unit Value.............................................................            $300.60

   Participating Funds purchase or redeem units depending on each participating account's excess cash availability or cash needs to meet its liabilities. Separate Account No. 2A is not subject to investment management fees. Short-term debt securities may also be purchased directly by the Equitable Funds.

   For 1999 and 1998, investment security transactions, excluding short-term debt securities, were as follows:

                                                Purchases                               Sales
                                    -----------------------------------  -------------------------------------
                                    Stocks and Debt    U.S. Government     Stocks and Debt    U.S. Government
                                      Securities        and Agencies          Securities       and Agencies
                                    -----------------  ----------------  -----------------  ------------------
   Fund
   Alliance Bond:
      1999.....................     $   29,332,313      $ 52,626,222     $   14,659,571       $ 72,769,493
      1998.....................         23,825,694       112,172,627         21,275,286        134,056,066
   Alliance Balanced:
      1999.....................         89,523,699        65,935,492        143,448,209         82,753,815
      1998.....................         87,857,736        98,200,986        144,791,496        122,149,180
   Alliance Common Stock:
      1999.....................      1,340,597,736               --       2,209,410,520                 --
      1998.....................      1,692,067,102               --       2,151,023,546                 --
   Alliance Aggressive Stock:
      1999.....................        241,091,928               --         359,200,204                 --
      1998.....................        681,887,865               --         780,385,761                 --

3. Investment securities for the Equitable Funds are valued as follows:

   Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

   Foreign securities not traded directly, or in American Depository Receipt
   (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.


                                     FSA-77

SEPARATE ACCOUNT NOS. 13 (POOLED), 10 (POOLED), 4 (POOLED),
3 (POOLED), 51 (POOLED) AND 66 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Notes to Financial Statements (Concluded)
--------------------------------------------------------------------------------



   Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

   United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

   Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

   Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

   Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

   Separate Account No. 2A is valued daily at amortized cost, which approximates market value. Short-term debt securities purchased directly by the Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

   Investment valuations for the Trust are as follows:

   The value of the investments in Separate Account Nos. 51 and 66 held in the corresponding Trust Portfolios is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day.

4. Charges and fees relating to the Funds are deducted in accordance with the terms of the various contracts which participate in the Funds. These expenses consist of asset management fees, administrative and sales-related fees, and operating expenses, as specified in each contract. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Asset management fee is deducted in the daily unit values for the Equitable Funds.


   The RIA contract is the sole investor in the following investment funds of Separate Account No. 66: EQ/Alliance Premier Growth; Calvert Socially Responsible; Capital Guardian International; Capital Guardian Research; Capital Guardian U.S. Equity; EQ/Evergreen; EQ/Evergreen Foundation;
   Lazard Large Cap Value; Lazard Small Cap Value; Merrill Lynch Basic Value Equity; MFS Emerging Growth Companies; MFS Growth with Income; Morgan Stanley Emerging Markets Equity; EQ/Putnam Balanced; EQ/Putnam Growth & Income; EQ/Putnam International Equity; EQ/Putnam Investors Growth and T. Rowe Price International. There are no expenses shown in the Statement of Operations for these funds as the only fees assessed are paid directly by the participant via liquidation of units.

   Administrative fees paid through a liquidation of units in Separate Account Nos. 51 and 66 are shown in the Statement of Changes of Net Assets. The aggregate of all other fees are included in Expenses in the Statement of Operations.

   Investments in Separate Account Nos. 51 and 66 are also subject to the expenses incurred in the underlying Portfolios of the EQ Advisors Trust, which are reflected through the Portfolios' net asset values.

5. No federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life will affect such contracts. Accordingly, no provision for federal income taxes is required.


                                     FSA-78

                      THE EQUITABLE LIFE ASSURANCE SOCIETY
                              OF THE UNITED STATES

                     1999 CONSOLIDATED FINANCIAL STATEMENTS
                                       AND
                        REPORT OF INDEPENDENT ACCOUNTANTS

February 1, 2000


                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%      5.70       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 28.   Financial Statements and Exhibits
           ---------------------------------

           (a)   Financial Statements included in Part B.


            1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 13 (Pooled) (The Aggressive Equity, Common Stock, Balanced and Bond Funds):
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP

            2.   Separate Account No. 3 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 1999
                 - Statements of Operations and Changes in Net Assets for the
                   Year Ended December 31, 1999
                 - Portfolio of Investments, December 31, 1999

            3.   Separate Account No. 4 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 1999
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 1999 and 1998
                 - Portfolio of Investments, December 31, 1999

            4.   Separate Account No. 10 (Pooled):
                 - Statement of Assets and Liabilities December 31, 1999
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 1999 and 1998
                 - Portfolio of Investments, December 31, 1999

            5.   Separate Account No. 13 (Pooled):
                 - Statements of Assets and Liabilities, December 31, 1999
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 1999 and 1998
                 - Portfolio of Investments, December 31, 1999

            6.   Separate Account No. 51 (Pooled)
                 --------------------------------
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP
                 - Statement of Assets and Liabilities, December 31, 1999
                 - Statements of Operations and Changes in Net Assets for the
                   Years Ended December 31, 1999 and 1998

            7.   Separate Account No. 66:
                 ------------------------
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP
                 - Statement of Assets and Liabilities, December 31, 1999
                 - Statements of Operations for the Year Ended December 31,
                   1999
                 - Statement of Changes in Net Assets for the Years Ended
                   December 31, 1999 and 1998

            8. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), 13 (Pooled) and 51 (Pooled): Notes to Financial Statements

            9.   The Equitable Life Assurance Society of the United States:
                 ----------------------------------------------------------
                 - Report of Independent Accountants - PricewaterhouseCoopers
                   LLP
                 - Consolidated Balance Sheets, as of December 31, 1999 and 1998
                 - Consolidated Statements of Earnings for the Years Ended
                   December 31, 1999, 1998 and 1997

                 - Consolidated Statements of Shareholder's Equity for the Years
                   Ended December 31, 1998, 1997 and 1996
                 - Consolidated Statements of Cash Flows for the Years Ended
                   December 31, 1998, 1997 and 1996
                 - Notes to Consolidated Financial Statements


           (b)   Exhibits.

           The following Exhibits are filed herewith:

           1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of Separate Account Nos. 3, 4 and 10 and additional similar separate accounts, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant, filed April 14, 1986.

           2.    Not Applicable.

           3.    Not Applicable.

           4.    (a)    Investment Advisory Agreement between Equitable and
                        Equitable Investment Management Corporation dated
                        October 31, 1983, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed on April 14, 1986.

                 (b) Investment Advisory and Management Agreement by and between Alliance Capital Management L.P., Alliance Corporate Finance Group Incorporated, an indirect wholly owned subsidiary of Alliance, and The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement No. 33-76028 on March 3, 1994.

                 (c) Particpation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated as of the 14th day of April 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust (File No. 333-17217) on Form N-1A, filed August 28, 1997.

                 (d) Sales Agreement, dated as of January 1, 1996, by and among Equico Securities, Inc., Equitable, and Separate Account A, Separate Account No. 301 and Separate Account No. 51, previously filed with this Registration Statement No. 33-76028 on April 24, 1996.

           5.    Not Applicable.

           6.    (a)1   Group Annuity Contract AC 5000 - 83T (No. 15,740)
                        between Equitable and United States Trust Company of
                        New York as Trustee under Retirement Investment
                        Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of
                        Registrant filed April 14, 1986.

                 (a)2 Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                 (a)3 Form of Rider 8 to Group Annuity Contract AC 5000 - 83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (a)4 Form of Rider 9 to Group Annuity Contract AC 5000 - 83T between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, previously filed with this Registration Statement No. 33-76028 on March 3, 1994.

                 (b)1 Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)2 Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)3 Form of Rider 8 to Group Annuity Contract AC 5000 - 83E (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (b)4 Form of Rider 9 to Group Annuity Contract AC 5000 - 83E between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, previously filed with this Registration Statement No. 33-76028 on March 3, 1994.

                 (c)1 Retirement Investment Account Master Retirement Trust effective as of January 1, 1979, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (c)2 Amendment to the Retirement Investment Account Master Retirement Trust effective July 1, 1984,incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (c)3 Revised Retirement Investment Account Master Retirement Trust effective as of March 1, 1990, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 27, 1990.

                 (c)4 Form of Restated Retirement Investment Account Master Retirement Trust as submitted to the Internal Revenue Service, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

           7.    (a)    Retirement Investment Account Enrollment Forms -
                        Including Participation and Enrollment Agreements, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)(1) Supplementary Agreement to Master Retirement Trust
                        Participation Agreement, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                 (b)(2) Supplementary Agreement B to Master Retirement Trust
                        Participation Agreement (RIA Loans), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                 (b)(3) Form of Supplementary Agreement A to Master
                        Retirement Trust Participation Agreement (RIA Partial Funding), as amended, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 30, 1991.

                 (b)(4) Form of Supplementary Agreement to Master Retirement
                        Trust Participation Agreement (The Bond Account), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                 (c) Basic Installation Information Form, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

                 (d) RIA Installation Agreement, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

            8    (a)    Copy of the Restated Charter of Equitable, as amended
                        January 1, 1997, previously filed with this Registration
                        Statement No. 333-23019 on March 7, 1997.

                 (b) By-Laws of Equitable, as amended November 21, 1996, previously filed with this Registration Statement No. 333-23019 on March 7, 1997.

            9.   Not Applicable.

           10.   Not Applicable.

           11.   Not Applicable.


           12.   (a)    Opinion and consent of Hope E. Rosenbaum-Werner, Vice
                        President and Counsel of Equitable, previously filed with this Registration Statement No. 333-23019 on March
                        7, 1997.


           13.   (a)    Consent of PricewaterhouseCoopers LLP.


                 (b)    Powers of Attorney.


           27.          Financial Data Schedule

Item 29: Directors and Officers of Equitable.

   Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.



                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
DIRECTORS
-----------
Francoise Colloc'h                    Director                    Senior Executive Vice President, Human Resources and
AXA                                                               Communications, AXA and various positions with
23, Avenue Matignon                                               AXA affiliated companies. (Director, AXA Financial,
75008 Paris, France                                               Inc.).

Henri de Castries                     Director                    Senior Executive Vice President, Financial Services
AXA                                                               and Life Insurance Activities of AXA and various
23, Avenue Matignon                                               positions with AXA affiliated companies; (Director
75008 Paris, France                                               and Chairman, AXA Financial, Inc. (April 1998 to
                                                                  present), and prior thereto, Director and Vice
                                                                  Chairman (February 1996 to April 1998));

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
Joseph L. Dionne                      Director                    Chairman and former Chief Executive Officer (until
The McGraw-Hill Companies                                         April 1998) (Director, AXA Financial, Inc., Harris
1221 Avenue of the Americas                                       Corporation, and Ryder System, Inc.))
New York, NY 10020

Denis Duverne                         Director                    Executive Vice President--International (US-UK-Benelux),
AXA                                                               AXA and member of AXA Executive Board (since January
23, Avenue Matignon                                               2000); (Director, Alliance (since February 1996) and DLJ
75008 Paris, France                                               (since February 1997)).

Jean-Rene Fourtou                     Director                    Vice Chairman of the Management Board of Aventis (since
Rhone-Poulenc, S.A.                                               December 1999). Chairman and Chief Executive Officer
25, Quai Paul Doumer                                              Rhone-Poulenc, S.A. (1986 to December 1999); (Director,
92408 Courvbevoie Cedex,                                          AXA Financial, Inc., Societe Generale, Schneider S.A.
France                                                            and Groupe Pernod-Ricard (July 1997 to present); Member,
                                                                  Supervisory Board, AXA, European Advisory Board of
                                                                  Bankers Trust Company and Consulting Council of Banque
                                                                  de France).

Norman C. Francis                     Director                    President, Xavier University of Louisiana (Chairman,
Xavier University of Louisiana                                    Liberty Bank and Trust, New Orleans, LA; (Director,
7325 Palmetto Street                                              First National Bank of Commerce, New Orleans, LA,
New Orleans, LA 70125                                             Piccadilly Cafeterias, Inc., and Entergy Corporation).

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
Donald J. Greene                      Director                    Of Counsel, LeBoeuf, Lamb, Greene & MacRae, LLP.;
LeBoeuf, Lamb, Greene & MacRae                                    Prior thereto, Partner of the firm (1965-1999).
125 West 55th Street                                              (Director, AXA Financial, Inc. (since May 1992)).
New York, NY 10019-4513

John T. Hartley                       Director                    Retired Chairman and Chief Executive Officer, the
Harris Corporation                                                Harris Corporation and the McGraw-Hill Companies
1025 NASA Boulevard                                               Director, AXA Financial, Inc. (since May 1992),
Melbourne, FL 32919                                               Harris Corporation and The McGraw-Hill Companies)).

John H.F. Haskell, Jr.                Director                    Director, AXA Financial, Inc. (since July 1992); Director
Warburg Dillon Read LLC                                           and Senior Advisor,  Warburg Dillon Read LLC (since
535 Madison Avenue                                                1999); prior thereto, Managing Director and member of
New York, NY 10028                                                its Board of Directors (1975-1999); Chairman,
                                                                  Supervisory Board, Dillon Read (France) Gestion (until
                                                                  1998); Director, Dillon Read Limited; (Director, Pall
                                                                  Corporation (November 1998 to present) and Kaydon
                                                                  Corporation (until March 1998)).

Mary R. (Nina) Henderson              Director                    President, Bestfoods Grocery; Corporate Vice President,
Bestfoods Grocery                                                 Core Business Development of BESTFOODS (since June
BESTFOODS                                                         1999). Prior thereto, President, Bestfood's Grocery and
International Plaza                                               Vice President, Bestfoods (formerly CPC International,
700 Sylvan Avenue                                                 Inc.); (Director, Hunt Corporation PACTIV Corporation
Englewood Cliffs, NJ 07632-9976                                   and AXA Financial, Inc. (since December 1996)).

W. Edwin Jarmain                      Director                    President, Jarmain Group, Inc. (since 1979) and an
Jarmain Group, Inc.                                               officer or director of several affiliated companies;
121 King Street West                                              Chairman, FCA International, Ltd. (until May 1998);
Suite 2525                                                        (Director, DLJ (since October 1992), Anglo Canada General
Toronto, Ontario M5H 3T9,                                         Insurance Company, AXA Insurance (Canada), AXA Pacific
Canada                                                            Insurance Company and Alternate Director, AXA Asia
                                                                  Pacific Holdings Limited. Chairman (non-executive) and
                                                                  Director, FCA International Ltd. (January 1994 to May
                                                                  1998). Director, AXA Financial, Inc. (since July 1992)).

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
George T. Lowy                        Director                    Counselor-at-Law; Partner, Cravath, Swaine & Moore.
Cravath, Swaine & Moore                                           (Director, Eramet).
825 Eighth Avenue
New York, NY 10019

Didier Pineau-Valencienne             Director                    Vice Chairman, Credit Suisse First Boston (since March 1999).
Schneider S.A.                                                    Chairman and Chief Executive Officer, Schneider S.A. (1981
64/70 Avenue Jean-Baptiste Clement                                to February 1999); Chairman and Chief Executive Officer,
92646 Boulogne-Billancourt Cedex                                  Square D; (Director, AXA Financial, Inc. (since February
France                                                            1996); Member, Supervisory Board, AXA and Lagardere ERE,
                                                                  Director, CGIP, Sema Group plc (UK), and Aventis (formerly
                                                                  Rhone-Poulenc, S.A.), Soft Computing and Swiss Helvetic Fund;
                                                                  Member of Advisory Board of Booz Allen & Hamilton).

George J. Sella, Jr.                  Director                    Director, AXA Financial, Inc. (since May 1992) (Director,
P.O. Box 397                                                      Coulter Pharmaceutical (May 1987 to present).
Newton, NJ 07860

Peter J. Tobin                        Director                    Dean, Peter J. Tobin College of Business Administration, St.
St. John's University                                             John's University (August 1998 to present).
8,000 Utopia Parkway
Jamaica, NY 11439

Dave H. Williams                      Director                    Senior Executive Vice President of AXA (since January 1997).
Alliance Capital Management                                       Chairman and former Chief Executive Officer (until January
 Corporation                                                      1999), Alliance, and Chairman and Director of numerous
1345 Avenue of the Americas                                       subsidiary and affiliated companies of Alliance; (Director,
New York, NY 10105                                                AXA Financial, Inc. (since May 1992)).

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
OFFICERS AND DIRECTORS
----------------------

*Michael Hegarty                      Director and President      See Column 2; Director (Since January 1998); Senior Vice Chairman
                                      (since January 1998)        (since November 1999); Vice Chairman (since April 1998); Chief
                                      and Chief Operating         Operating Officer (since January 1998) and Senior Executive
                                      Officer (since February     Vice President, AXA Financial, Inc. (January 1998 to April
                                      1998)                       1998); Director ACMC, Inc. (since March 1998), Director,
                                                                  Equitable Capital Management Corporation("ECMC") (since
                                                                  March 1998), Alliance (since May 1998) and DLJ(since May
                                                                  1998). Director, President and Chief Operating Officer,
                                                                  Equitable of Colorado (since December 1999), AXA Client
                                                                  Solutions, LLC and Equitable Distribution Holding Corp. (since
                                                                  September 1999).



*Edward D. Miller                     Director (since August      See Column 2; Director, President and Chief Executive Officer,
                                      1997), Chairman of the      AXA Financial, Inc. (since August 1997); Member of the Management
                                      Board (since January        Board, AXA (since January 2000); (Director, Alliance (since August
                                      1998) and Chief Executive   1997), DLJ (since November 1997), ECMC (since March 1998), ACMC,
                                      Officer (since August       Inc. (since March 1998), and AXA Canada (since September 1998),
                                      1997)                       and KeySpan Energy). Director, Chairman of the Board and Chief
                                                                  Executive Officer, Equitable of Colorado (since December 1999),
                                                                  AXA Client Solutions, LLC and Equitable Distribution Holding Corp.
                                                                  (since September 1999)




*Stanley B. Tulin                     Director and Vice           See Column 2; Vice Chairman of the Board (since November 1999)
                                      Chairman of the Board       and Chief Financial Officer (since May 1997); prior
                                      (since February 1998)       thereto, Senior Executive Vice President (February 1998 to
                                      and Chief Financial         November 1999), AXA Financial, Inc.; Director, Vice Chairman and
                                      Officer (since May          Chief Financial Officer (since December 1999), Equitable of
                                      1996)                       Colorado, AXA Client Solutions, LLC and Equitable Distributions
                                                                  Holding Corp. (since September 1999). (Director, Alliance (since
                                                                  July 1997) and DLJ (since June 1997)).

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
OTHER OFFICERS

*Leon B. Billis                       Executive Vice President    See Column 2; prior thereto, Senior Vice President
                                      (since February 1998)       (until February 1998) and Chief Information Officer;
                                      and Chief Information       Director, J.M.R. Realty Services, Inc.
                                      Officer (since November
                                      1994)

*Derry E Bishop                       Executive Vice President    See Column 2; Director and Executive Vice President,
                                      (since September 1998),     AXA Advisors LLC and Executive Vice President, Chief
                                      Chief Agency Officer        Agency Officer, AXA Client Solutions, LLC (all since
                                      (since December 1997)       September 1999). Director (since 1995) and Executive
                                      and Senior Vice President   Vice President (since 1994) of AXA Advisors,LLC
                                      (January 1995 to September  (formerly EQF).
                                      1998)

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
*Harvey Blitz                         Senior Vice President       See Column 2; Senior Vice President, AXA Financial,
                                                                  Inc.; Director, The Equitable of Colorado, Inc.;
                                                                  Director and Chairman, Frontier Trust Company
                                                                  ("Frontier");  Executive Vice President and Director,
                                                                  AXA Advisors LLC (since September 1999) (formerly,
                                                                  "EQF" (until September 1999)); Senior Vice President
                                                                  and Director, AXA Network, LLC (formerly EquiSource);
                                                                  Director and Officer of various Equitable Life affiliates.

*Kevin R. Byrne                       Senior Vice President and   See Column 2; Senior Vice President and Treasurer, AXA
                                      Treasurer                   Financial, Inc. Senior Vice President and Treasurer, AXA
                                                                  Client Solutions, LLC and Equitable Distributors, Inc.
                                                                  (since September 1999) and Equitable of Colorado, Inc.
                                                                  (since December 1999). Treasurer, Frontier (since 1990)
                                                                  and AXA Network, LLC (since 1999). President and Chief
                                                                  Executive Officer (since September 1997), Vice President
                                                                  and Treasurer (since March 1997), EQ ADVISORS TRUST.
                                                                  Director, Chairman, President and Chief Executive Officer,
                                                                  Equitable JV Holdings (since August 1997). Director (since
                                                                  July 1997), and Senior Vice President and Chief Financial
                                                                  Officer (since April 1998), ACMC and ECMC. Previously held other officerships with Equitable Life and its affiliates.

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
*John A. Caroselli                    Executive Vice President    See Column 2; Senior Vice President (February 1998
                                      (since September 1998)      to September 1998).

*Judy A. Faucett                      Senior Vice President       See Column 2;
                                      (since September 1996)
                                      and Actuary (September
                                      1996 to December 1998).

*Alvin H. Fenichel                    Senior Vice President and   See Column 2; Senior Vice President and Controller,
                                      Controller                  AXA Financial, Inc. and The Equitable of Colorado, LLC
                                                                  Inc. (since December 1999). Previously held other
                                                                  officerships with Equitable Life and its affiliates.

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
*Paul J. Flora                        Senior Vice President and   See Column 2; Vice President and Auditor, AXA
                                      Auditor                     Financial, Inc.

*Robert E. Garber                     Executive Vice President    See Column 2; Executive Vice President and General
                                      and Chief Legal Officer     Counsel, AXA Financial, Inc. Prior thereto, Executive
                                      (since November 1999)       Vice President and General Counsel, Equitable Life. Previously
                                                                  held other officerships with Equitable Life and its affiliates.

*Donald R. Kaplan                     Senior Vice President       See Column 2; Previously held other officerships with
                                      (since September 1999)      Equitable Life and its affiliates.
                                      and Chief Compliance
                                      Officer and Associate
                                      General Counsel

*Michael S. Martin                    Executive Vice President    See Column 2; Prior thereto, Senior Vice President and
                                      (September 1998 to          Chief Marketing Officer. Chairman and Chief Executive
                                      present) and Chief          Officer, AXA Advisors LLC (since September 1999). Vice
                                      Marketing Officer           President, EQ ADVISORS TRUST (until April 1998), Director
                                      (since December 1997)       Equitable Underwriting and Sales Agency (Bahamas), Ltd.
                                                                  and AXA Network LLC; President (since February 2000);
                                                                  Executive Vice President (since December 1998), Colorado;
                                                                  prior thereto, Director and Senior Vice President (since
                                                                  December 1998). Previously held other officerships with
                                                                  Equitable Life and its affiliates.

*Richard J. Matteis                   Executive Vice President    Director, AXA Advisors LLC (October 1998 to May 1999).
                                      (since May 1998)

*Peter D. Noris                       Executive Vice President    See Column 2; Executive Vice President (since May 1995)
                                      and Chief Investment        and Chief Investment Officer (since July 1995), AXA Financial.
                                      Officer                     Chairman, President and Trustee (since March 1997),
                                                                  EQ ADVISORS TRUST. Executive Vice President and Chief
                                                                  Investment Officer, Equitable of Colorado (since
                                                                  December 1999), Executive Vice President, AXA Client
                                                                  Solutions, LLC (since September 1999). Executive Vice President,
                                                                  EQF, (November 1996 to September 1999). Director, EREIM
                                                                  Managers Corp. (since July 1997), and EREIM LP Corp. (since
                                                                  October 1997).

*Brian S O'Neil                      Executive Vice President     See Column 2; Executive Vice President, AXA Financial, Inc. and
                                     (since June 1998)            AXA Client Solutions, LLC (since September 1999). Director of
                                                                  Investment, AXA Investment Management (January 1998 to June
                                                                  1998); Chief Investment Officer, AXA Investment Management
                                                                  (July 1995 to January 1998). Trustee (since September 1999),
                                                                  EQ ADVISORS TRUST.

                                                                  PRINCIPAL OCCUPATION
NAME AND PRINCIPAL                    POSITIONS AND OFFICES       (AND OTHER POSITIONS)
BUSINESS ADDRESS                      WITH EQUITABLE              WITHIN PAST 2 YEARS
------------------------------------  --------------------------  ----------------------------------------------------
*Anthony C. Pasquale                  Senior Vice President       See Column 2; Senior Vice President, AXA Client
                                                                  Solutions LLC (since September 1999). Director, Chairman
                                                                  and Chief Operating Officer, Casualty, (since
                                                                  September 1997). Previously held other officerships
                                                                  with Equitable Life and its affiliates.

*Pauline Sherman                      Senior Vice President       See Column 2, Prior thereto, Vice President, Secretary
                                      (since February 1999)       and Associate General Counsel. Associate General Counsel,
                                      Secretary and Associate     AXA Financial Inc. and AXA Client Solutions LLC (since
                                      General Counsel (since      November 1999). Senior Vice President and Secretary,
                                      September 1995)             Equitable of Colorado (since December 1999). Previously
                                                                  held other officerships with Equitable Life.

*Samuel B. Shlesinger                 Senior Vice President       See Column 2; Chairman, President and Chief Executive
                                                                  Officer, Colorado; Vice President, HRT (until 1998);
                                                                  Director, (December 1996 to March 1998).

*Richard V. Silver                    Senior Vice President and   See Column 2; prior thereto, Deputy General
                                      General Counsel             Counsel (1996-1999). Senior Vice President and Associate
                                      (since November 1999)       General Counsel, AXA Financial, Inc. (since September 1996).
                                                                  Senior Vice President and General Counsel, AXA Client
                                                                  Solutions LLC (since November 1999). Vice President and
                                                                  General Counsel, Equitable of Colorado, Inc. (since December
                                                                  1999). Director, AXA Advisors LLC. Senior Vice President and
                                                                  General Counsel, EIC (June 1997 to March 1998).
                                                                  Previously held other officerships with Equitable Life
                                                                  and its affiliates.

*Jose Suquet                          Senior Executive Vice       See Column 2; prior thereto, Executive Vice President
                                      President (February 1998    and Chief Agency Officer (until December 1997); Executive
                                      to present) and Chief       Vice President, AXA Financial, Inc.; Vice President, HRT
                                      Distribution Officer        (March 1998 to present).
                                      (December 1997 to present)

*Maureen K. Wolfson                   Vice President              See Column 2.

*Gregory C. Wilcox                    Executive Vice President    See Column 2; Executive Vice President (since November 1999),
                                      (since September 1998),     AXA Financial, Inc.; prior thereto, Senior Vice President.
                                      Senior Vice President
                                      (May 1992 to September
                                      1998)

*R. Lee Wilson                        Executive Vice President    See Column 2; Executive Vice President, AXA Client Solutions
                                      (since May 1998) and        LLC (since September 1999). Prior thereto, Executive Vice
                                      Deputy Chief Financial      President, Chase Manhattan Bank.
                                      Officer (September 1998
                                      to July 1999)

Item 30.      Persons Controlled by or Under Common Control with the Insurance
              ----------------------------------------------------------------
              Company or Registrant
              ---------------------

              Separate Account Nos. 3, 4, 10, 13, 51 and 66 of The Equitable Life Assurance Society of the United States (the "Separate Accounts") are separate accounts of Equitable. Equitable, a New York stock life insurance company is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), (formerly The Equitable Companies Incorporated), a publicly traded company.


              The largest stockholder of the Holding Company is AXA. As of December 31, 1999, AXA beneficially owned approximately 58.0% of the Holding Company's outstanding common stock plus convertible preferred stock. Under its investment arrangements with Equitable Life and the Holding Company, AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable life. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

AXA Financial, Inc. (formerly the Equitable Companies, Incorporated) (1991) (Delaware)


    Donaldson Lufkin & Jenrette, Inc. (1933) (Delaware) (38.31%)
    (See Addendum B(1) for subsidiaries)

    AXA Client Solutions, LLC (1999) (Delaware)

        AXA Distribution Holding Corporation (1999) (Delaware)

            AXA Advisors, LLC (formerly EQ Financial Consultants, Inc. (1971) Delaware)(a)(b)

        The Equitable Life Assurance Society of the United States (1989) (New York)(a)(b)

             The Equitable of Colorado, Inc. (l983) (Colorado)


             EVLICO East Ridge, Inc. (1995) (California)

             GP/EQ Southwest, Inc. (1995) (Texas)

             Franconom, Inc. (1985) (Pennsylvania) (50.00%)

             Frontier Trust Company (1987) (North Dakota)

             Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

             Equitable Deal Flow Fund, L.P.

                 Equitable Managed Assets (Delaware)

             Real Estate Partnership Equities (various)

             EREIM LP Associates (99%)

                 EML Associates, L.P. (19.8%)

             Alliance Capital Management L.P. (2.7% limited partnership interest)


             ACMC, Inc. (1991) (Delaware)(s) (Note 5)

                 Alliance Capital Management L.P. (1988) (Delaware) (38.6% limited partnership interest)

             EVSA, Inc. (1992) (Pennsylvania)

             Prime Property Funding, Inc. (1993) (Delaware)

             Wil Gro, Inc. (1992) (Pennsylvania)

             Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)



(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    AXA Client Solutions, LLC (cont.)
       AXA Distribution Holding Corp. (cont.)
       Equitable Life Assurance Society of the United States (cont.)


             Fox Run, Inc. (1994) (Massachusetts)

             STCS, Inc. (1992) (Delaware)

             CCMI Corporation (1994) (Maryland)

             HVM Corporation (199 ) (Maryland)

             EVSA Incorporated (    ) (Delaware)

             FTM Corporation (1994) (Maryland)

             Equitable BJVS, Inc. (1992) (California)

             Equitable Rowes Wharf, Inc. (1995) (Massachusetts)


             ELAS Realty, Inc. (1996) (Delaware)

             ELAS Realty, Inc. (Georgia)

             Equitable Structured Settlement Corporation (1996) (Delaware)

             Prime Property Funding II, Inc. (1997) (Delaware)

             Sarasota Prime Hotels, Inc. (1997) (Florida)

             ECLL, Inc. (1997) (Michigan)


             Equitable Holdings LLC (1997) (New York) (into which Equitable Holding Corporation was merged in 1997)

               ELAS Securities Acquisition Corp. (l980) (Delaware)

               100 Federal Street Realty Corporation (    ) (Massachusetts)

               100 Federal Street Funding Corporation (Massachusetts)

               EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

               Equitable Casualty Insurance Company (l986) (Vermont)

               EREIM LP Corp. (1986) (Delaware)


                   EREIM LP Associates (L.P.) (1%)

                       EML Associates (L.P.) (.02%)


(a) Registered Broker/Dealer      (b) Registered Investment Advisor

  AXA Client Solutions, LLC (cont.)
     AXA Distribution Holding Corp. (cont.)
     The Equitable Life Assurance Society of the United States (cont.)

        Equitable Holdings, LLC (cont.)


              Equitable JVS, Inc. (1988) (Delaware)

                   Astor/Broadway Acquisition Corp. (1990) (New York)

                   Astor Times Square Corp. (1990) (New York)

                   PC Landmark, Inc. (1990) (Texas)

                   Equitable JVS II, Inc. (1994) (Maryland)


                   EJSVS, Inc. (1995) (New Jersey)

              Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
              EHC) (Delaware) (31.47%) (See Addendum B(1) for subsidiaries)

              JMR Realty Services, Inc. (1994) (Delaware)

              Equitable Investment Corporation (l97l) (New York)


                   Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

                   Equitable JV Holding Corporation (1989) (Delaware)

                   Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)


                   Equitable Capital Management Corporation (l985)
                   (Delaware) (b)
                      Equitable Capital Private Income and Equity
                      Partnership II, L.P. (Delaware)


                   EQ Services, Inc. (1992) (Delaware)

                   EREIM Managers Corp. (1986) (Delaware)


                      ML/EQ Real Estate Portfolio, L.P. (Delaware)

                          EML Associates, L.P. (New York)


                   (a) Registered Broker/Dealer (b) Registered Investment
                   Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES

            -------------------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988)
      (Massachusetts)
      EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)

      EquiSource of Puerto Rico, Inc. (1997) (Puerto Rico)

      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                      ------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose\subsidiaries (the number fluctuates according to business needs):

         Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
              Wood, Struthers & Winthrop Management Corp. (1985)
              (Delaware) (b)
         Autranet, Inc. (1985) (Delaware) (a)
         DLJ Real Estate, Inc.
         DLJ Capital Corporation (b)
         DLJ Mortgage Capital, Inc. (1988) (Delaware)

Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:


      Alliance Capital Management L.P. (1988) (Delaware) (b)
            Albion Alliance LLC  (Delaware) (37.6%)
            Cursitor Alliance LLC (Delaware) (93%)
            Cursitor Alliance Holdings Ltd.  (U.K.)
             Draycott Partners, Ltd  (MA)
             Cursitor Alliance Services Ltd.  (U.K.)
             Cursitor Management Co. S.A.  (Lux.)
             Alliance Asset Allocation Ltd.  (U.K.)
                Cursitor Eaton Asset Allocation Management Co. (NY) (50%) Alliance Cecogest S.A. (France) (75%)
                      Cursitor Courtage SARL  (France)
                      Cursitor Gestion S.A.  (France)
    Alliance Capital Management Corporation of  Delaware  (Delaware) (100%)
      Alliance Fund Services, Inc.  (Delaware) (a)
      Alliance Fund Distributors, Inc.  (Delaware) (a)
      Alliance Capital Oceanic Corp.  (Delaware)
      Alliance Capital Management (Brazil) Ltd.  (Brazil) (99%)
      Alliance Capital Management Australia Limited  (Australia)
      Meiji - Alliance Capital Corp.  (Delaware) (50%)
      Alliance Capital (Luxembourg) S.A.  (Lux.) (99%)
      Alliance Barra Research Institute, Inc.  (Delaware)
      Alliance Capital Management Canada, Inc.  (Delaware)
      Alliance Capital Global Derivatives Corp.  (Delaware)
      ACM Fund Services, S.A.  (Lux.) (99%)
         ACM Fund Services (Espana) S.L.  (Spain)
      Alliance Capital Management (Singapore) Ltd.  (Singapore)
      ACM CIIC Investment Management Ltd.  (Cayman Islands) (54%)
      ACM Software Services Ltd.  (Delaware)
      East Fund Managementberatung GmbH.  (Australia) (51%)
        Albion Alliance EFM  (Czech) (49%)
        East Fund Management (Cyprus) Ltd.  (Cyprus) (99%)
          EFM Consultanta Financiara Bucuresti SRL  (Romania)
      Alliance Capital (Mauritius) Private Ltd.  (Mauritius)
            Alliance Capital Asset Management (India) Private Ltd.
               (India) (75%)
         ACSYS Software India Private Ltd.  (India) (51%)
       ACAM Trust Company Private Ltd.  (India)
       Alliance Eastern Europe, Inc.  (Delaware)
       Alliance Capital Management (Asia) Ltd.  (Delware)
       Alliance Capital Management (Turkey) Ltd.  (Turkey)
       Alliance Capital Mangement (Japan) Inc. 1261  (Delaware)
          Alliance Capital Invest Tr. Mgmt. K.K.  (Japan)
       Alliance Capital Limited  (U.K)
          Alliance Capital Services Ltd.  (U.K.)
                      Dimentional Trust Management Ltd.  (U.K)
       Alliance Corporate Finance Group Inc.  (Delaware)
       BCN Alliance Capital Management SA  (Brazil) (50%)
       Przymierze Trust Fund Co.  (Poland) (49%)
       Alliance SBS-AGRO Captial Management Co.  (Russia) (49%)
       Pekao/Alliance PTE S.A.  (Poland) (49%)
       Whittingdale Holdings Ltd.  (U.K.)
          Alliance Capital Whittingdale Ltd.  (U.K)
          ACM Investments Ltd.  (U.K.)
          Whittingdale Nominees Ltd.  (U.K.)
        Hanwha Investment Trust Mgmt. Co., Ltd.  (South Korea) (20%)
        New Alliance Asset Mangement (Asia) Ltd.  (H.K.) (50%)
        ACM New-Alliance (Luxemborg) S.A.  (Lux.)
        Alliance Odyssey Capital Mgmt. (Porprietary) Ltd.  (South Africa) (80%)
         Alliance-MBCA Capital (Private) Ltd.  (Zimbabwe) (50%)
         Alliance Odyssey Capital Mgmt. (Nambia) (Proprietary) Ltd.  (Nambia)



             (a) Registered Broker/Dealer      (b) Registered Investment Advisor

                               AXA GROUP CHART

The information listed below is dated as of January 1, 2000; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                          AXA INSURANCE AND REINSURANCE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Assurances IARD               France         100% by AXA France Assurance

AXA Assurances Vie                France         6.48% by AXA Assurances IARD,
                                                 82.40% by AXA France Assurance
                                                 and 11.13% by AXA Collectives

AXA Courtage IARD                 France         99.77% by AXA France Assurance

AXA Conseil Vie                   France         100% by AXA France Assurance

AXA Conseil IARD                  France         100% by AXA France Assurance

Direct Assurances Vie             France         100% by AXA Direct

Juridica                          France         7.81% by AXA Assurance IARD,
                                                 89.27% by AXA France Assurance
                                                 1.44% by AXA Courtage IARD

AXA Assistance                    France         100% by AXA

AXA Collectives                   France         94.47% by AXA France Assurance,
                                                 3.69% by AXA Assurances IARD
                                                 and 1.25% by AXA Courtage IARD

NSM Vie                           France         40.64% by AXA France Assurance

AXA Global Risks                  France         98.49% by AXA France
                                                 Assurance

Argovie                           France         94.03% by AXA Collectives

S.P.S. Re                         France         69.03% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Direct Assurance                  France         100% by AXA Direct

Natio Assurances                  France         50% by AXA Assurances IARD

AXA Assistance                    France         100% by AXA

AXA Reassurance                   France         86.33% by AXA, 8.25% by AXA
                                                 Assurances IARD, 5.07% by
                                                 AXA Global Risks, 0.13% by
                                                 AXA France Assurances and
                                                 0.02% by AXA Collectives

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100% by AXA

UAB                               Belgium        100% by AXA Holdings Belgium

Ardenne Prevoyante                Belgium        99.99% by AXA Holdings Belgium
                                                 and 0.01% by AXA Royale Belge

Assurance Courtraisienne          Belgium        100% by AXA Holdings Belgium

AXA Royale Belge                  Belgium        99.57% by AXA Holdings Belgium
                                                 and 0.43% by UAB

Assurances de la Poste            Belgium        50% by AXA Holdings Belgium

Assurances de la Poste Vie        Belgium        50% by AXA Holdings Belgium

C.G.R.M. Monte Carlo              France         99.99% by AXA Reassurance

AXA Assurance Vie Luxembourg      Luxembourg     100% by AXA Luxembourg S.A.

Paneurore                         Luxembourg     5% by AXA Portugal Companhia de
                                                 Seguros, 20% by AXA Colonia
                                                 Versicherungs, 5% by AXA
                                                 Assicurazioni, 10% by Aurora
                                                 Iberica SA de Seguros y Reas,
                                                 20% by AXA Insurance IK,
                                                 20% by Royale Belge
                                                 Investissement and
                                                 20% by Saint George Re

Crealux                           Luxembourg     100% by AXA Holdings Belgium

Futur Re                          Luxembourg     100% by AXA Global Risks

AXA Assurances Luxembourg         Luxembourg     100% by AXA Luxembourg SA

Hilo Direct Seguros y Reaseguros  Spain          71.43% by AXA Aurora

Ayuda Legal SA de Seguros y       Spain          88% by AXA Aurora Iberica SA de
Reaseguros                                       Seguros y Reaseguros and 12% by
                                                 AXA Seguros de Seguros
                                                 Reaseguros

Aurora Iberica SA de              Spain          99.82% by AXA Aurora
Seguros y Reaseguros

AXA Seguros de Seguros y          Spain          1.45% by AXA and 97.06% by
Reasegiros                                       Aurora Iberica SA de Seguros y
                                                 Reas

Eurovita                          Italy          30% owned by AXA Assicurazioni

UAP Vita                          Italy          62.21% by AXA, 18.70% by AXA
                                                 Conseil Vie, and 19.08% by AXA
                                                 Collectives

AXA Interlife                     Italy          100% by AXA

AXA Assicurazioni                 Italy          84.10% by AXA, 11.70% by
                                                 Grupo UAP Italiana, 2.11% by
                                                 AXA Conseil Vie and 2.07%%
                                                 by AXA Collectives

AXA Equity & Law Plc              U.K.           100% by AXA Sun Life
Assurance Society

AXA Global Risks (U.K) Ltd        U.K.           100% by AXA Global Risks
                                                 (France)

English & Scottish                U.K.           100% by AXA UK

AXA UK                            U.K.           100% by AXA

AXA Sun Life                      U.K.           100% by Sun Life and Provincial
                                                 Holdings Plc

AXA UK Holding Ltd.               U.K.           100% by AXA Reassurance

Guardian Insurance Ltd.           U.K.           100% by Guardian Royal Exchange
                                                 Plc

GREA Assurance                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Group Plc.                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Healthcare Ltd.               U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Lifetimecare                  U.K.           100% by Guardian Royal
                                                 Exchange Plc

AXA Insurance UK                  U.K.           100% by Guardian Royal
                                                 Exxchange Plc

AXA Reinsurance UK Plc.           U.K.           100% by AXA UK Holding Ltd.

AXA Sun Life Holdings Plc.        U.K.           100% by SLPH

AXA Nederland BV                  The Nether-    51.31% AXA Royal Belge, 38.94%
                                  lands          by Gelderland and 4.11% by
                                                 AXA Holdings Belgium

AXA Schade                        The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Zorg NV                       The Nether-    100% by UAP Verzekeringen
                                  lands

Vinci BV                          The Nether-    100% by AXA
                                  lands

AXA Leven NV                      The Nether-    100% by AXA Verzekeringen
                                  lands

UAP Niew Rotterdam Beheer         The Nether-    100% by AXA Nederland BV
                                  lands

AXA Zorg NV                       The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Portugal Companhia de         Portugal       9.63% by AXA Global Risk, 2.28%
Serguros                                         by AXA Portugal Seguros
                                                 Vida, 5.71% by AXA Conseil Vie
                                                 and 81.93% by AXA
                                                 Participations

AXA Portugal Seguros Vida         Portugal       87.63% by AXA Conseil Vie and
                                                 7.46% by AXA Participations

AXA Compagnie d' Assurances       Switzerland    99.95% AXA Participations

AXA Compagnie d' Assurances       Switzerland    94.99% by AXA Participations
sur la Vie                                       and 5.01% by AXA Compagnie
                                                 d'Assurance.

AXA Al Amane Assurances           Morocco        99.99% by AXA Ona

Epargne Croissance                Morocco        99.59% by AXA Al Amane
                                                 Assurances

Compagnie Africaine               Morocco        100% by AXA Al Almane
d'Assurance                                      Assurances

AXA Canada                        Canada         100% by AXA

AXA Canada ADP                    Canada         100% by AXA Canada

AXA Colonia Krankenversicherung   Germany        51% by AXA Colonia Konzern AG
                                                 and 48.36% by AXA Colonia Leben

Colonia Nordstern Versicherungs   Germany        100% by AXA Colonia Konzern AG

Sicher Direct                     Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Direct

Albingia Versicherung             Germany        98.98% by GRE Continental
                                                 Europe Holding Gmbh

Albingia Lebenversicherung        Germany        100% by Albingia Versicherung

AXA Colonia Leben                 Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Colonia
                                                 Versicherung

AXA Colonia Versicherung          Germany        100% by AXA Colonia Konzern AG

AXA Norstern Art                  Germany        100% by AXA Colonia Konzern AG

Tellit Vie                        Germany        100% by AXA-Colonia Konzern
                                                 AG

National Mutual Financial         Australia      100% by National Mutual
Services                                         Holdings

AXA Oyak Hayat Sigorta            Turkey         100% by AXA Oyak Holding AS

AXA Oyak Sigorta                  Turkey         0.70% by AXA Oyak Hayat
                                                 Sigorta and 70.32% by AXA
                                                 Oyak Holding AS

AXA Minmerals Assurance Co. Ltd.  China          51% by AXA China

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Non Life Insurance Co. Ltd.   Japan          100% by AXA Direct

AXA Life Insurance                Japan          100% by AXA

Dongbu AXA Life                   South Korea    100% by AXA

AXA Insurance Investment          Singapore      100% by AXA
Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holding

AXA Life Singapore                Singapore      100% by National Mutual
                                                 International

GRE Singapore Branch              Singapore      100% by AXA

AXA Life Hong Kong                Singapore      100% by AXA

AXA Insurance Hong Kong           Hong Kong      82.5% by AXA Insurance
                                                 Investment Holdings Pte Ltd
                                                 and 17.5% by AXA

National Mutual Asia Ltd.         Hong Kong      53.8% by National Mutual
                                                 Holdings, Ltd and 20% by Detura

AXA China Region Ltd.             Hong Kong      73.55% by National Mutual
                                                 Holdings

Guardian Insurance Ltd.           Hong Kong      100% by AXA
Hong Kong

The Equitable Life Assurance      U.S.A.         100% by AXA Financial Inc.
Society of the United States
(ELAS)

AXA Reinsurance                   U.S.A.         100% by AXA America

AXA America                       U.S.A.         100% by AXA Reassurance

AXA Global Risks US               U.S.A.         96.39% by AXA Global Risks and
                                                 3.61% by Colonia Nordstern
                                                 Versicherungs AG

AXA Re Life Insurance Company     U.S.A.         100% by AXA America

National Mutual Holdings          Australia      42.1% by AXA and 8.9% by
                                                 AXA Equity & Law Life
                                                 Assurance Society

National Mutual International     Australia      100% by National Mutual
                                                 Holdings Ltd

Australian Casualty Insurance     Australia      100% by National Mutual
Property Ltd                                     Holdings

National Mutual Health            Australia      100% by National Mutual
Insurance Pty Ltd                                Holdings Ltd

Guardian Dublin Docks             Ireland        100% by Guardian PMPA Group
                                                 Ltd.

Guardian PMPA Group Ltd.          Ireland        100 by Guardian Royal
                                                 Exchange Plc

Detura                            Hong Kong      75% by National Mutual Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holdings

AXA Reinsurance Asia              Singapore      100% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Reinsurance U.K. Plc.         U.K.           100% owned by AXA U.K.
                                                 Holding Ltd.

Nordstern Colonia Versicherung    Austria        89.95% by AXA Colonia
                                                 Versicherungs
                                                 and 10.05% by Colonia Leben

                       FINANCIAL SERVICES AND REAL ESTATE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         96.89% by AXa 0.27% by AXA
(C.F.P.)                                         Assurance IARD and 0.01% by
                                                 Societe Beaujon

AXA Banque                        France         98.7% by Compagnie
                                                 Financiere de Paris

AXA Credit                        France         65% by Compagnie
                                                 Financiere de Paris

Sofapi                            France         100% by Compagnie
                                                 Financiere de Paris

Holding Soffim                    France         100% by Compagnie
                                                 Financiere de Paris

Sofinad                           France         100% by Compagnie
                                                 Financiere de Paris

Banque des Tuileries              France         100% by Compagnie
                                                 Financiere de Paris

Banque de Marches et d'Arbitrage  France         19.51% by AXA and 8.2% by AXA
                                                 Courtage IARD

AXA Investment Managers           France         5.28% by AXA Royale Belge,
                                                 56.48 BY AXA, 1.02% by AXA
                                                 Reassurance, 19.46% by AXA
                                                 Assurance IARD, 5.12% by AXA
                                                 Colonia Konzern and 0.25% By
                                                 Direct Assurances, 2.63% by
                                                 AXA Leven NV, 5.10% by National
                                                 Fund Management, 2.03% by AXA
                                                 Courtege IARD

Banque Worms                      France         1.91% by AXA France Assurance,
                                                 5.32% by AXA Collectives, 6.30%
                                                 by AXA Courtage IARD, 3.06% by
                                                 AXA Conseil Vie, 10.72% by AXA
                                                 Assurances IARD, 21.63% by AXA
                                                 Assurance Vie, 49.56% by
                                                 Compagnie Financiere de Paris

Investment Managers Paris         France         100% by AXA Investment Managers

Transaxim                         France         100% by Compagnie Financiere
                                                 de Participations

AXA Millesimes                                   10.10% by AXA Reassurance,
                                                 11.95% by AXA Reassurance,
                                                 7.26% by Societe Beaujon,
                                                 6.87% by Jour Finance

AXA Colonia Asset Management      Germany        51% by AXA Investment
                                                 Managers and 49% by AXA
                                                 Colonia Konzern AG

AXA Colonia KAG                   Germany        51% by AXA Investment
                                                 Managers and 26.50% by AXA
                                                 Colonia Konzern AG

AXA Colonia Bausparkasse AG       Germany        66.67% by AXA Colonia
                                                 Konzern AG and 32.99% by
                                                 AXA Colonia Leben

Banque IPPA                       Belgium        100% by AXA Holdings Belgium

Royal Belge Investissement        Belgium        100% by AXA Royale Belge

AXA IM Bruxelles                  Belgium        100% by AXA Investment
                                                 Managers

AXA Banque Belgium                Belgium        100% by AXA Holdings Belgium

Royale Belge Investissement       Belgium        100% by AXA Royale Belge

Sun Life Asset Management         U.K.           66.67% by Sun Life and
                                                 Provincial Holdings Plc and
                                                 33.33% by AXA Asset Management
                                                 Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management Corp. U.S.A.         100% held by The Equitable
                                                 Life Assurance Society

Donaldson Lufkin & Jenrette       U.S.A.         0.13% by AXA, 31.44% by
                                                 the ELAS, 38.27% by AXA
                                                 Financial Inc. and 1.31%
                                                 by AXA Participations Belgium

AXA IM Holdings Inc.              U.S.A.         100% by AXA Investment
                                                 Managers

AXA IM Rose                       U.S.A.         90% by AXA Investment
                                                 Managers and 10% by AXA IM
                                                 Holdings Inc.

AXA Rosenberg LLC                 U.S.A.         50% by AXA IM Rose

National Mutual Funds             Australia      100% owned by National
Management                                       Mutual Holdings

AXA Investment Managers           Japan          100% by AXA Investment
Tokyo                                            Managers

AXA Investment Managers           The Nether-    100% by AXA Investment
Den Haag                          lands          Managers

AXA IM HK SAR                     Hong Kong      100% by AXA Investment
                                                 Managers

AXA Investment Managers           Hong Kong      100% by AXA Investment
Hong Kong                                        Managers

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

S.G.C.I.                          France         100% by AXA

Compagnie Parisienne de           France         100% by Sofinad
Participations (C.P.P.)

Monte Scopeto                     France         99.99% by Compagnie
                                                 Parisienne de Participations

Colisee Jeuneurs                  France         99.82% by Colisee Suresnes and
                                                 0.17% by Compagnie Parislenne
                                                 de Participation

Colisee Delcasse                  France         99.98% by Colisee Suresnes

Colisee Victoire                  France         99.74% by S.G.C.I.

Colisee Suresnes                  France         21.19% by AXA Assurance IARD,
                                                 0.92% by Societe Beaujon,
                                                 51.07% by Compagnie Financiere
                                                 de Paris, 20.63% by Jour
                                                 Finance and 2.53% by AXA
                                                 Courtage IARD

Colisee 21 Matignon               France         99.44% by S.G.C.I. and 0.55% by
                                                 AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Colisee Saint Georges SA          France         100% by SGCI

                       HOLDINGS AND MISCELLANEOUS BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Direct                        France         100% by AXA

Societe Beaujon                   France         100% by AXA

Lor Finance                       France         99.87% by AXA

Jour Finance                      France         60.47% by AXA Conseil Vie,
                                                 39.53% by AXA Assurance IARD


Financiere 45                     France         100% by AXA

Mofipar                           France         99.92% by AXA

AXA Participations                France         53.15% by AXA, 21.90% by AXA
                                                 Global Risks and 24.95% by AXA
                                                 Courtage IARD

Colisee Excellence                France         100% by Financiere Mermoz

Financiere Mermoz                 France         100% by AXA

AXA France Assurance              France         100% by AXA

AXA China                         France         49% by AXA Region Limited
                                                 and 51% by AXA

AXA Participations Belgium        Belgium        17.65% by AXA Global Risks,
                                                 75% by AXA, 1.82% by AXA
                                                 Conseil IARD and 5.53% by AXA
                                                 Courtage IARD

Finaxa Belgium                    Belgium        99.99% by AXA

AXA Holdings Belgium              Belgium        43.75% by AXA, 3.02% by AXA
                                                 Global Risks, 49.10% by AXA
                                                 Participations Belgium and
                                                 4.11% by Vinci BV

GRE Continental Europe            Germany        100% by AXA Cononia Konzern AG
Holding Gmbh

AXA-Colonia Konzern AG            Germany        39.73% by Vinci BV, 25.63% by
                                                 Kolnische Verwaltungs and
                                                 21.62% by AXA

Kolnische Verwaltungs             Germany        67.72% by Vinci BV, 22.99% by
                                                 AXA Colonia Konzern AG and
                                                 8.83% by AXA

AXA Luxembourg SA                 Luxembourg     100% by AXA Holdings Belgium

AXA Ona                           Morocco        51% by AXA Participations

Gelderland                        The Nether-    100% by AXA Holdings Belgium
                                  lands

AXA Oyak Holdings AS              Turkey         50% by AXA

AXA Financial Inc.                U.S.A.         4.12% by AXA Equity & Law
                                                 Life Assurance Society, 43.01
                                                 by AXA, 2.97% by AXA
                                                 Reassurance, 0.03% by AXA
                                                 America, 0.44% by Societe
                                                 Beaujon, 3.21% by Fianciere 45
                                                 and 6.46% by LOR Finance

AXA Aurora                        Spain          30% owned by AXA and 40% by
                                                 AXA Participations

AXA Equity & Law Plc              U.K.           99.94 by AXA Life

Sun Life and Provincial           U.K.           34.52% by AXA and 21.81% by
Holdings (SLPH)                                  AXA Equity & Law Plc

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                     NOTES
                                     -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) AXA Financial, Inc.'s 38.6% interest in Donaldson, Lufkin & Jenrette, Inc., and Equitable Holdings, LLC's 31.7% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.

4. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first entity, it is under the direction of at least a majority of "outside" trustees:

                               EQ Advisors Trust
                               Separate Accounts


5.   This chart was last revised on January 1, 2000.

Item 31.      Number of Contractowners
              ------------------------


              As of March 31, 2000 there were _____ owners of qualified and non-qualified RIA Contracts offered by the registrant.



Item 32.      Indemnification
              ---------------

     (a) Indemnification of Directors and Officers

         The By-Laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                 (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

               (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                      (b) To the extent permitted by the law of the State of New
                          York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

          The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $100 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 33.      Business and Other Connections of Investment Adviser
              ----------------------------------------------------

              The Equitable Life Assurance Society of the United States ("Equitable Life") acts as the investment manager for Separate Account Nos. 3, 4, 10 and 13. In providing these services to the Separate Accounts, Equitable Life uses the personnel and facilities of Alliance Capital Management L.P. ("Alliance"), a publicly-traded limited partnership, that is indirectly majority-owned by Equitable Life, to provide personnel and facilities for portfolio selection and transaction services. Alliance recommends the securities investments to be purchased and sold for Separate Account Nos. 3, 4, 10 and 13 and arranges for the execution of portfolio transactions. Alliance coordinates related accounting and bookkeeping functions with Equitable Life. Both Equitable Life and Alliance are registered investment advisers under the Investment Advisers Act of 1940.

              Information regarding the directors and principal officers of Equitable is provided in Item 29 of this Part C and is incorporated herein by reference.

          Set forth below is certain information regarding the directors and principal officers of Alliance Capital Management Corporation. The business address of the Alliance persons whose names are preceded by an asterisk is 1345 Avenue of the Americas, New York, New York 10105.



                               POSITIONS AND           PRINCIPAL OCCUPATION
NAME AND PRINCIPAL             OFFICES WITH            (AND OTHER POSITIONS)
BUSINESS ADDRESS               ALLIANCE                WITHIN PAST 2 YEARS
----------------               --------                -------------------
Directors

*Dave H. Willams               Director and Chairman   See Column 2; Chief
                               of the Board            Executive Officer (until
                                                       January 1999); Director-
                                                       The Equitable Life
                                                       Assurance Society of the
                                                       United States ("Equitable
                                                       Life") and AXA Financial,
                                                       Inc. Senior Executive
                                                       Vice President and Member
                                                       of Executive Committee -
                                                       AXA (January 1997 to
                                                       present).

 Luis Javier Bastida           Director                Chief Financial Officer
 Banco Bilbao Vizcaya                                  and Member of the
 Po, castella, 81-25o                                  Executive Committee -
 28046 Madrid, Spain                                   Banco Bilbao Vizcaya,
                                                       S.A.


                               POSITIONS AND           PRINCIPAL OCCUPATION
NAME AND PRINCIPAL             OFFICES WITH            (AND OTHER POSITIONS)
BUSINESS ADDRESS               ALLIANCE                WITHIN PAST 2 YEARS
----------------               --------                -------------------

Donald H. Brydon               Director                Chairman and Chief
AXA Asset Management Europe                            Executive Officer -
60 Grace Church Street                                 AXA Investment Managers
London EC3V 0HN England                                S.A.

*Bruce W. Calvert              Director, Vice          See Column 2; Chief
                               Chairman and Chief      Investment Officer (until
                               Executive Officer       January 1999)
                               (January 1999 to
                               present)


                            POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL          OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS            ALLIANCE                   WITHIN PAST 2 YEARS
----------------            --------                   -------------------
*John D. Carifa             Director, President and    See Column 2.
                            Chief Operating Officer

 Henri de Castries          Director                   Senior Executive Vice
 AXA                                                   President, Financial
 23, Avenue Matignon                                   Services and Life
 75008, Paris, France                                  Insurance Activities -
                                                       AXA and various
                                                       positions with AXA
                                                       affiliated companies;
                                                       Director and Chairman
                                                       (April 1998 to present) -
                                                       AXA Financial, Inc.;
                                                       Director - Donaldson
                                                       Lufkin & Jenrette, Inc.
                                                       ("DLJ"), and Equitable
                                                       Life.

 Kevin C. Dolan             Director                   Senior Vice President -
 AXA Asset Management                                  AXA; Chief Executive
 Europe                                                Officer - AXA Investment
 60 Grace Church Street                                Managers Paris;
 London EC3V 0HN England                               Director, Alliance
                                                       Capital Management, L.P.


 Denis Duverne              Director                   Senior Vice President
 AXA                                                   International (US-UK-
 23, Avenue Matignon                                   Benelux) - AXA; Director
 75008, Paris, France                                  -Equitable Life (February
                                                       1988 to present) and DLJ.

 Alfred Harrison            Director, Vice Chairman    See Column 2.
 Alliance Capital
  Management L.P.
 601 Second Avenue South
 Suite 5000
 Minneapolis, MN 55402

 Herve Hatt                 Director                   Senior Vice President,
 23 AXA                                                AXA.
 23 Ave. Matignon
 75008, Paris, France

 Michael Hegarty            Director                   President and Director
 The Equitable Life                                    (January 1998 to Present);
  Assurance Society of the                             Chief Operating Officer
  United States                                        (February 1998 to Present),
 1290 Avenue of the Americas                           Equitable Life,
 New York, NY 10104                                    prior thereto, formerly
                                                       Vice Chairman Chase
                                                       Manhattan Corporation
                                                       (1996-1997).



                               POSITIONS AND          PRINCIPAL OCCUPATION
NAME AND PRINCIPAL             OFFICES WITH           (AND OTHER POSITIONS)
BUSINESS ADDRESS               ALLIANCE               WITHIN PAST 2 YEARS
----------------               --------               -------------------
 Benjamin D. Holloway          Director               Consultant to
 Continental Companies                                Tishman/Speyer, Edward
 3250 Mary Street                                     Debartolo and The
 Miami, Florida 33133                                 Continental Companies.
                                                      Director - Rockefeller
                                                      Center Properties, Inc.;
                                                      Chairman - Duke
                                                      University Management
                                                      Corporation.

 Edward D. Miller              Director               Chairman (January 1998
 The Edward Life Assurance                            to present) and Chief
 Society of the United States                         Executive Officer
 1290 Avenue of the Americas                          (August 1997 to present) -
 New York, NY 10104                                   Equitable Life;
                                                      Director, President and
                                                      Chief Executive Officer -
                                                      AXA Financial, Inc.
                                                      (all August 1997 to
                                                      present); Senior
                                                      Executive Vice President
                                                      and Member of Executive
                                                      Committee - AXA
                                                      (September 1997 to
                                                      present); Director - DLJ
                                                      (November 1997 to
                                                      present), AXA Canada
                                                      (September 1998, to
                                                      present), ACMC, Inc.
                                                      (March 1998 to present,
                                                      Equitable Capital
                                                      Management Corporation
                                                      ("ECMC") (March 1998 to
                                                      present); Chairman,
                                                      President and Chief
                                                      Executive Officer,
                                                      Equitable Investment
                                                      Corporation ("EIC")
                                                      (March 1998 to present);
                                                      Director - KeySpan Energy.



                             POSITIONS AND           PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH            (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                WITHIN PAST 2 YEARS
----------------             --------                -------------------
Peter D. Noris               Director                Executive Vice President
The Equitable Life                                   and Chief Investment
  Assurance Society                                  Officer - Equitable
  of the United States                               Life and AXA Financial,
1290 Avenue of the Americas                          Inc.; Director -EREIM
New York, NY 10104                                   Managers Corp. (July 1997
                                                     to present), and EREIM LP
                                                     Corp. (October 1997 to
                                                     present).






                             POSITIONS AND             PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH              (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                  WITHIN PAST 2 YEARS
----------------             --------                  -------------------
*Frank Savage                Director                  Chairman - Alliance
                                                       Capital Management
                                                       International;
                                                       Director - ACFG; Vice-
                                                       Chairman - ECMC;
                                                       Director - Lockheed
                                                       Martin Corporation, and
                                                       ARCO Chemical
                                                       Corporation and Qualcomm
                                                       Incorporated.


                             POSITIONS AND             PRINCIPAL OCCUPATION
NAME AND PRINCIPAL           OFFICES WITH              (AND OTHER POSITIONS)
BUSINESS ADDRESS             ALLIANCE                  WITHIN PAST 2 YEARS
----------------             --------                  -------------------

Stanley B. Tulin             Director                  Director and Vice
The Equitable Life                                     Chairman (both February
  Assurance Society of                                 1998 to present) and
  the United States                                    Chief Financial Officer
1290 Avenue of the Americas                            (May 1996 to present) -
New York, NY 10104                                     Equitable Life; Executive
                                                       Vice President (May 1996
                                                       to present) and Chief
                                                       Financial Officer (May
                                                       1997 to present) - AXA
                                                       Financial, Inc.;
                                                       Director - DLJ (June
                                                       1997 to present);
                                                       Director, Chairman,
                                                       President and Chief
                                                       Executive Officer (July
                                                       1997 to present) - ACMC,
                                                       Inc.; Director, Chairman,
                                                       President and Chief
                                                       Executive Officer (July
                                                       1997 to present) - ECMC;
                                                       Director, Executive Vice
                                                       President and Chief
                                                       Financial Officer (June
                                                       1997 to present) - EIC.

*Reba White Williams         Director                  Director of Special
                                                       Projects.

Robert B. Zoellick           Director                  President and Chief
Center for Strategic and                               Executive Officer (April
 International Studies                                 1998 to July, 1998) CSIS;
Washington, DC  20036                                  Professor - The U.S.
                                                       Naval Academy (December
The German Marshall Fund                               1997 to present).
 of the United States
11 Dupont Circle, N.W.
Suite 750
Washington DC 20036




OFFICERS

*David R. Brewer, Jr.        Senior Vice President
                             and General Counsel
                             and Secretary

*Robert H. Joseph, Jr.       Senior Vice President &   See Column 2.
                             Chief Financial Officer




Item 34. Principal Underwriters


     (a) AXA Advisors, LLC (formerly EQ Financial Consultants, Inc.), an affiliate of Equitable, is the principal underwriter and depositor for its Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account I and Separate Account FP and EQ Advisors Trust, AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, New York, NY 10104.


     (b) See Item 29 of this Part C, which is incorporated herein by reference.

     (c)  Not applicable.

Item 35. Location of Accounts and Records

         The Equitable Life Assurance Society of the United States

         135 West 50th Street
         New York, New York 10020

         1290 Avenue of the Americas
         New York, New York 10104

         200 Plaza Drive
         Secaucus, New Jersey 07094

Item 36. Management Services

         Not applicable.

Item 37.      Undertakings
              ------------

              Although this is not an initial registration statement requiring the undertakings pursuant to Item 37, the Registrant hereby undertakes the following:

              (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

              (b) to include (1) as part of its applications to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                   SIGNATURES



         As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 24th day of April, 2000.




                             THE EQUITABLE LIFE ASSURANCE
                             SOCIETY OF THE UNITED STATES
                                      (Depositor)


                             By:  /s/ Maureen K. Wolfson
                                 ---------------------------
                                      Maureen K. Wolfson
                                        Vice President




         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Edward D. Miller                        Chairman of the Board, Chief Executive
                                         Officer and Director

*Michael Hegarty                         President, Chief Operating Officer
                                         and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                        Chairman of the Board, Chief Financial
                                         Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                       Senior Vice President and Controller

*DIRECTORS:

Francoise Colloc'h      Donald J. Greene            George T. Lowy
Henri de Castries       John T. Hartley             Edward D. Miller
Joseph L. Dionne        John H.F. Haskell, Jr.      Didier Pineau-Valencienne
Denis Duverne           Michael Hegarty             George J. Sella, Jr.
Jean-Rene Fourtou       Mary R. (Nina) Henderson    Peter J. Tobin
Norman C. Francis       W. Edwin Jarmain            Stanley B. Tulin
                                                    Dave H. Williams


*By: /s/ Maureen K. Wolfson
    --------------------------
         Maureen K. Wolfson
         Attorney-in-Fact
         April 24, 1999

                                  EXHIBIT INDEX
                                  -------------



EXHIBIT NO.                                                                               TAG VALUE
-----------                                                                               ---------


13     (a)      Consent of PricewaterhouseCoopers, LLP.                                   EX-99.13a

13     (b)      Powers of Attorney.                                                       EX-99.13b

27              Financial Data Schedule                                                   EX-27

                                       C-42